AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 87.1%
Affiliated Mutual Funds — 21.4%
Domestic Equity — 12.9%
AST ClearBridge Dividend Growth Portfolio*	4,201,633	$117,897,813
AST Emerging Markets Equity Portfolio*	995,144	8,279,600
AST Large-Cap Growth Portfolio*	10,276,713	650,207,619
AST Large-Cap Value Portfolio*	6,819,048	297,583,251
AST Small-Cap Growth Portfolio*	2,625,862	164,063,883
AST Small-Cap Value Portfolio*	5,076,477	169,960,449
AST T. Rowe Price Natural Resources Portfolio*	647,628	19,266,921
		1,427,259,536
Fixed Income — 8.5%
AST High Yield Portfolio*	290,097	3,315,811
AST PGIM Fixed Income Central Portfolio*	95,579,510	945,281,350
		948,597,161

Total Affiliated Mutual Funds (cost $2,284,837,207)(wa)		2,375,856,697
Common Stocks — 53.7%
Aerospace & Defense — 0.9%
Airbus SE (France)	10,171	1,361,373
Airbus SE (France), ADR	52,554	1,758,457
Axon Enterprise, Inc.*	5,933	1,180,608
BAE Systems PLC (United Kingdom)	235,020	2,855,926
Boeing Co. (The)*	84,536	16,203,860
General Dynamics Corp.	20,395	4,506,683
Howmet Aerospace, Inc.	204,953	9,479,076
Huntington Ingalls Industries, Inc.	1,222	249,997
L3Harris Technologies, Inc.	51,972	9,049,365
Lockheed Martin Corp.	18,285	7,477,833
MTU Aero Engines AG (Germany)	1,666	301,729
Northrop Grumman Corp.	33,318	14,666,250
Rolls-Royce Holdings PLC (United Kingdom)*	1,803,411	4,832,032
RTX Corp.	104,206	7,499,706
Safran SA (France)	52,667	8,253,405
Textron, Inc.	88,113	6,885,150
Thales SA (France)	7,007	984,786
TransDigm Group, Inc.*	1,531	1,290,832
		98,837,068
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	3,362	289,569
DSV A/S (Denmark)	13,666	2,546,532
Expeditors International of Washington, Inc.(a)	4,484	514,001
FedEx Corp.	51,213	13,567,348
Sankyu, Inc. (Japan)	21,600	746,734
United Parcel Service, Inc. (Class B Stock)	51,773	8,069,857
Yamato Holdings Co. Ltd. (Japan)	75,100	1,222,345
		26,956,386
	Shares	Value

Common Stocks (continued)
Automobile Components — 0.1%
Aptiv PLC*	18,642	$1,837,915
BorgWarner, Inc.	7,019	283,357
Denso Corp. (Japan)	38,800	622,580
Gentex Corp.	24,000	780,960
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	52,899	2,197,953
		5,722,765
Automobiles — 1.4%
Bayerische Motoren Werke AG (Germany)	96,278	9,778,685
BYD Co. Ltd. (China) (Class H Stock)	22,000	677,825
Ferrari NV (Italy)	29,344	8,650,185
Ford Motor Co.	738,807	9,175,983
General Motors Co.	368,437	12,147,368
Honda Motor Co. Ltd. (Japan)	843,600	9,490,244
Isuzu Motors Ltd. (Japan)	119,100	1,497,279
Kia Corp. (South Korea)	8,134	489,588
Mahindra & Mahindra Ltd. (India)	62,989	1,176,246
Mazda Motor Corp. (Japan)	791,900	8,991,625
Mercedes-Benz Group AG (Germany)	169,384	11,788,579
Stellantis NV	358,132	6,857,665
Subaru Corp. (Japan)	271,200	5,273,344
Tesla, Inc.*	269,691	67,482,082
Toyota Motor Corp. (Japan)	362,800	6,508,751
Volkswagen AG (Germany)	2,405	315,843
		160,301,292
Banks — 2.5%
ABN AMRO Bank NV (Netherlands), 144A, CVA	466,606	6,594,335
Banco Bilbao Vizcaya Argentaria SA (Spain)	456,972	3,698,242
Bangkok Bank PCL (Thailand)	168,200	771,988
Bank Central Asia Tbk PT (Indonesia)	4,226,752	2,408,128
Bank of America Corp.	962,488	26,352,922
Bank of China Ltd. (China) (Class H Stock)	1,013,000	352,907
Bank of Ireland Group PLC (Ireland)	81,168	793,467
Barclays PLC (United Kingdom)	3,568,226	6,877,501
BNP Paribas SA (France)	29,799	1,894,807
CaixaBank SA (Spain)	320,165	1,275,535
China Construction Bank Corp. (China) (Class H Stock)	1,973,000	1,109,127
Citigroup, Inc.	344,470	14,168,051
Citizens Financial Group, Inc.	194,510	5,212,868
Comerica, Inc.	4,113	170,895
Commerzbank AG (Germany)	22,191	251,853
Commonwealth Bank of Australia (Australia)	21,694	1,385,727
Credicorp Ltd. (Peru)	4,046	517,767
Credit Agricole SA (France)	93,702	1,152,048
DBS Group Holdings Ltd. (Singapore)	223,900	5,498,906
DNB Bank ASA (Norway)	133,266	2,677,550
East West Bancorp, Inc.	15,447	814,211
Emirates NBD Bank PJSC (United Arab Emirates)	85,425	413,980
A1

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Erste Group Bank AG (Austria)	46,744	$1,614,392
Fifth Third Bancorp	20,029	507,335
Hana Financial Group, Inc. (South Korea)	19,609	614,321
HDFC Bank Ltd. (India), ADR	53,073	3,131,838
HSBC Holdings PLC (United Kingdom)	2,291,145	17,929,099
Huntington Bancshares, Inc.	42,982	447,013
ING Groep NV (Netherlands)	485,892	6,404,089
Intesa Sanpaolo SpA (Italy)	1,231,621	3,154,451
JPMorgan Chase & Co.	280,424	40,667,089
KB Financial Group, Inc. (South Korea)	13,583	554,009
KeyCorp	27,796	299,085
Komercni Banka A/S (Czech Republic)	23,399	680,324
M&T Bank Corp.	4,817	609,110
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,343,200	11,382,486
National Australia Bank Ltd. (Australia)	104,837	1,946,231
NatWest Group PLC (United Kingdom)	851,369	2,435,390
Nedbank Group Ltd. (South Africa)	50,802	541,798
Nordea Bank Abp (Finland)	756,949	8,298,986
NU Holdings Ltd. (Brazil) (Class A Stock)*	1,208,531	8,761,850
Oversea-Chinese Banking Corp. Ltd. (Singapore)	810,300	7,577,970
PNC Financial Services Group, Inc. (The)	53,634	6,584,646
Regions Financial Corp.	27,765	477,558
Sberbank of Russia PJSC (Russia)^	306,596	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	190,217	2,267,740
Standard Chartered PLC (United Kingdom)	72,630	668,017
Svenska Handelsbanken AB (Sweden) (Class A Stock)	113,758	1,012,207
Swedbank AB (Sweden) (Class A Stock)	246,164	4,524,840
Tisco Financial Group PCL (Thailand)	196,100	531,346
Truist Financial Corp.	435,429	12,457,624
U.S. Bancorp	186,183	6,155,210
UniCredit SpA (Italy)	407,986	9,720,834
United Overseas Bank Ltd. (Singapore)	96,700	2,014,078
Wells Fargo & Co.	758,139	30,977,560
Zions Bancorp NA	4,444	155,051
		279,496,392
Beverages — 0.7%
Ambev SA (Brazil)	97,900	255,533
Brown-Forman Corp. (Class B Stock)	5,437	313,660
Celsius Holdings, Inc.*(a)	18,600	3,191,760
Coca-Cola Co. (The)	632,123	35,386,246
Coca-Cola Europacific Partners PLC (United Kingdom)	16,400	1,024,672
Coca-Cola HBC AG (Italy)*	17,304	473,157
Constellation Brands, Inc. (Class A Stock)	4,697	1,180,497
Keurig Dr. Pepper, Inc.	26,568	838,752
Kirin Holdings Co. Ltd. (Japan)	94,000	1,316,041
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Molson Coors Beverage Co. (Class B Stock)	5,479	$348,410
Monster Beverage Corp.*	21,766	1,152,510
PepsiCo, Inc.	163,458	27,696,323
Pernod Ricard SA (France)	11,242	1,871,680
		75,049,241
Biotechnology — 1.1%
AbbVie, Inc.	353,389	52,676,165
Amgen, Inc.	96,024	25,807,410
Argenx SE (Netherlands), ADR*	5,406	2,657,752
Biogen, Inc.*	34,434	8,849,882
CSL Ltd.	1,677	270,170
Exact Sciences Corp.*	21,013	1,433,507
Gilead Sciences, Inc.	67,332	5,045,860
Incyte Corp.*	5,438	314,153
Moderna, Inc.*	9,601	991,687
Neurocrine Biosciences, Inc.*	51,600	5,805,000
Regeneron Pharmaceuticals, Inc.*	10,068	8,285,561
United Therapeutics Corp.*	6,400	1,445,568
Vertex Pharmaceuticals, Inc.*	16,610	5,775,962
		119,358,677
Broadline Retail — 1.4%
Alibaba Group Holding Ltd. (China)*	157,700	1,709,813
Amazon.com, Inc.*	1,001,861	127,356,570
B&M European Value Retail SA (United Kingdom)	160,374	1,143,921
Coupang, Inc. (South Korea)*	443,100	7,532,700
eBay, Inc.	15,717	692,962
Etsy, Inc.*	3,563	230,099
JD.com, Inc. (China) (Class A Stock)	17,452	253,906
MercadoLibre, Inc. (Brazil)*	7,794	9,881,857
Next PLC (United Kingdom)	16,355	1,450,551
Vipshop Holdings Ltd. (China), ADR*	25,962	415,652
		150,668,031
Building Products — 0.3%
A.O. Smith Corp.	3,775	249,641
Allegion PLC(a)	2,668	278,006
Armstrong World Industries, Inc.	41,500	2,988,000
Assa Abloy AB (Sweden) (Class B Stock)	64,386	1,399,016
AZEK Co., Inc. (The)*	212,900	6,331,646
Carrier Global Corp.	24,486	1,351,627
Cie de Saint-Gobain SA (France)	56,831	3,401,358
Johnson Controls International PLC	121,179	6,447,934
Masco Corp.	6,657	355,817
Owens Corning	7,600	1,036,716
Trane Technologies PLC	22,158	4,496,080
		28,335,841
Capital Markets — 1.6%
3i Group PLC (United Kingdom)	296,581	7,465,139
abrdn PLC (United Kingdom)	212,400	401,307
Ameriprise Financial, Inc.	14,439	4,760,249
Amundi SA (France), 144A	15,169	851,994

A2

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Bank of New York Mellon Corp. (The)	224,577	$9,578,209
BlackRock, Inc.	24,448	15,805,387
Blackstone, Inc.(a)	31,903	3,418,087
Cboe Global Markets, Inc.	3,219	502,840
Charles Schwab Corp. (The)	87,541	4,806,001
CME Group, Inc.	29,745	5,955,544
Daiwa Securities Group, Inc. (Japan)	312,000	1,799,166
Deutsche Bank AG (Germany)	607,088	6,672,064
Deutsche Boerse AG (Germany)	25,111	4,336,589
FactSet Research Systems, Inc.	1,110	485,359
Franklin Resources, Inc.(a)	8,439	207,431
Goldman Sachs Group, Inc. (The)	35,137	11,369,279
Hargreaves Lansdown PLC (United Kingdom)	57,373	539,592
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	47,671	1,769,203
IG Group Holdings PLC (United Kingdom)	82,081	642,581
Intercontinental Exchange, Inc.	110,435	12,150,059
Invesco Ltd.	474,450	6,889,014
Julius Baer Group Ltd. (Switzerland)	24,683	1,579,907
LPL Financial Holdings, Inc.	35,400	8,412,810
Macquarie Group Ltd. (Australia)	9,109	975,466
MarketAxess Holdings, Inc.	1,000	213,640
Moody’s Corp.	43,192	13,656,015
Morgan Stanley	196,380	16,038,355
MSCI, Inc.	19,940	10,230,815
Nasdaq, Inc.	53,894	2,618,709
Northern Trust Corp.(a)	6,127	425,704
Raymond James Financial, Inc.(a)	13,276	1,333,309
S&P Global, Inc.	22,416	8,191,031
Singapore Exchange Ltd. (Singapore)	594,700	4,230,706
State Street Corp.	84,590	5,664,146
T. Rowe Price Group, Inc.	6,465	677,984
UBS Group AG (Switzerland)	40,876	1,006,865
Virtu Financial, Inc. (Class A Stock)	349,100	6,028,957
		181,689,513
Chemicals — 0.8%
Air Products & Chemicals, Inc.	22,564	6,394,638
Akzo Nobel NV (Netherlands)	4,578	330,067
Albemarle Corp.	3,434	583,917
Arkema SA (France)	5,200	511,892
Celanese Corp.	2,883	361,874
CF Industries Holdings, Inc.	5,680	487,003
Corteva, Inc.	20,846	1,066,481
Dow, Inc.(a)	20,604	1,062,342
DuPont de Nemours, Inc.	29,610	2,208,610
Eastman Chemical Co.	25,909	1,987,738
Ecolab, Inc.	48,431	8,204,211
FMC Corp.	3,655	244,775
International Flavors & Fragrances, Inc.	7,535	513,661
Linde PLC	62,113	23,127,776
LyondellBasell Industries NV (Class A Stock)	56,648	5,364,566
Mosaic Co. (The)	9,784	348,310
Nippon Paint Holdings Co. Ltd. (Japan)	72,500	486,919
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Nippon Sanso Holdings Corp. (Japan)	12,600	$298,324
Nitto Denko Corp. (Japan)	22,000	1,442,659
Nutrien Ltd. (Canada)	16,779	1,036,203
OCI NV (Netherlands)	8,760	243,590
Orica Ltd. (Australia)	33,432	333,341
PPG Industries, Inc.	105,582	13,704,544
Sherwin-Williams Co. (The)	40,994	10,455,520
Shin-Etsu Chemical Co. Ltd. (Japan)	66,300	1,925,727
Solvay SA (Belgium)	50,021	5,527,788
UPL Ltd. (India)	73,595	544,951
Yara International ASA (Brazil)	40,167	1,516,692
		90,314,119
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	750,157	6,891,345
Cintas Corp.	2,541	1,222,246
Copart, Inc.*	168,638	7,266,611
Dai Nippon Printing Co. Ltd. (Japan)	41,600	1,082,355
Republic Services, Inc.	39,786	5,669,903
Rollins, Inc.	7,981	297,931
Serco Group PLC (United Kingdom)	306,494	555,890
Waste Management, Inc.	10,802	1,646,657
		24,632,938
Communications Equipment — 0.4%
Arista Networks, Inc.*	44,511	8,186,908
Cisco Systems, Inc.	670,455	36,043,661
F5, Inc.*	1,776	286,185
Juniper Networks, Inc.	9,595	266,645
Motorola Solutions, Inc.	4,891	1,331,526
		46,114,925
Construction & Engineering — 0.2%
Eiffage SA (France)	24,477	2,323,299
EMCOR Group, Inc.	27,400	5,764,686
Obayashi Corp. (Japan)	254,600	2,240,449
Quanta Services, Inc.	4,129	772,412
Vinci SA (France)	110,680	12,244,644
WillScot Mobile Mini Holdings Corp.*	91,919	3,822,911
		27,168,401
Construction Materials — 0.2%
Cemex SAB de CV (Mexico), UTS*	591,914	385,496
CRH PLC	33,825	1,864,913
Heidelberg Materials AG (Germany)	25,491	1,974,289
Holcim AG*	86,502	5,536,898
James Hardie Industries PLC, CDI*	33,070	864,888
Martin Marietta Materials, Inc.(a)	5,661	2,323,727
Vulcan Materials Co.	59,852	12,091,301
		25,041,512
Consumer Finance — 0.2%
American Express Co.	95,421	14,235,859
Capital One Financial Corp.	34,998	3,396,556
Discover Financial Services	7,399	640,975

A3

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Consumer Finance (cont’d.)
Synchrony Financial	149,000	$4,554,930
		22,828,320
Consumer Staples Distribution & Retail — 1.0%
Carrefour SA (France)	45,125	775,027
Coles Group Ltd. (Australia)	332,715	3,320,780
Costco Wholesale Corp.	43,738	24,710,220
Dollar General Corp.	6,363	673,205
Dollar Tree, Inc.*	6,025	641,361
Endeavour Group Ltd. (Australia)	137,826	465,339
J Sainsbury PLC (United Kingdom)	533,294	1,642,294
Kesko OYJ (Finland) (Class B Stock)	74,473	1,334,276
Koninklijke Ahold Delhaize NV (Netherlands)	340,943	10,275,916
Kroger Co. (The)	64,812	2,900,337
Loblaw Cos. Ltd. (Canada)	7,523	639,171
Performance Food Group Co.*(a)	16,047	944,526
Sugi Holdings Co. Ltd. (Japan)	14,300	568,019
Sysco Corp.	50,594	3,341,734
Target Corp.	100,767	11,141,807
Tesco PLC (United Kingdom)	1,815,427	5,839,296
US Foods Holding Corp.*	124,100	4,926,770
Walgreens Boots Alliance, Inc.(a)	56,915	1,265,790
Wal-Mart de Mexico SAB de CV (Mexico)	220,209	831,178
Walmart, Inc.	203,271	32,509,131
Woolworths Group Ltd. (Australia)	117,339	2,809,237
		111,555,414
Containers & Packaging — 0.1%
Amcor PLC(a)	44,705	409,498
Avery Dennison Corp.	2,437	445,167
Ball Corp.	9,537	474,752
Berry Global Group, Inc.	13,100	811,021
International Paper Co.	10,261	363,958
Packaging Corp. of America	2,574	395,238
Sealed Air Corp.	4,324	142,086
Transcontinental, Inc. (Canada) (Class A Stock)	31,754	266,750
Westrock Co.	62,433	2,235,101
		5,543,571
Distributors — 0.1%
Genuine Parts Co.(a)	26,219	3,785,499
LKQ Corp.	106,264	5,261,131
Pool Corp.(a)	1,043	371,412
		9,418,042
Diversified Consumer Services — 0.0%
Service Corp. International	27,284	1,559,008
Diversified REITs — 0.1%
Charter Hall Group (Australia)	39,406	238,091
GPT Group (The) (Australia)	172,610	429,838
Nomura Real Estate Master Fund, Inc. (Japan)	2,089	2,339,689
	Shares	Value

Common Stocks (continued)
Diversified REITs (cont’d.)
Stockland (Australia)	1,066,155	$2,668,341
		5,675,959
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	1,337,165	20,084,218
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	1,141,399	1,612,581
Deutsche Telekom AG (Germany)	252,404	5,294,630
Hellenic Telecommunications Organization SA (Greece)	47,084	686,748
HKT Trust & HKT Ltd. (Hong Kong), UTS	1,214,000	1,265,923
Koninklijke KPN NV (Netherlands)	2,303,329	7,588,702
Proximus SADP (Belgium)	88,536	719,379
Telefonica Deutschland Holding AG (Germany)	1,119,602	2,002,487
Telefonica SA (Spain)	150,840	616,233
Telkom Indonesia Persero Tbk PT (Indonesia)	4,538,600	1,100,188
Telstra Group Ltd. (Australia)	306,382	756,961
Verizon Communications, Inc.	373,026	12,089,773
		53,817,823
Electric Utilities — 0.8%
Alliant Energy Corp.(a)	7,370	357,077
American Electric Power Co., Inc.	15,006	1,128,751
Avangrid, Inc.(a)	23,900	721,063
Chubu Electric Power Co., Inc. (Japan)	93,600	1,191,518
CLP Holdings Ltd. (Hong Kong)	47,500	350,735
Constellation Energy Corp.	54,438	5,938,097
Duke Energy Corp.	22,669	2,000,766
Edison International	75,530	4,780,294
Endesa SA (Spain)	276,294	5,622,983
Enel SpA (Italy)	624,950	3,832,659
Entergy Corp.	74,194	6,862,945
Evergy, Inc.	6,773	343,391
Eversource Energy(a)	10,243	595,630
Exelon Corp.(a)	29,139	1,101,163
FirstEnergy Corp.	15,417	526,953
Iberdrola SA (Spain)	136,373	1,525,257
NextEra Energy, Inc.(a)	257,490	14,751,602
NRG Energy, Inc.	214,511	8,262,964
PG&E Corp.*	937,978	15,129,585
Pinnacle West Capital Corp.(a)	3,332	245,502
PPL Corp.	125,674	2,960,879
Southern Co. (The)	31,791	2,057,514
Verbund AG (Austria)	6,160	501,126
Xcel Energy, Inc.	49,097	2,809,330
		83,597,784
Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	322,454	11,509,419
AMETEK, Inc.	12,954	1,914,083
Eaton Corp. PLC	91,516	19,518,532
Emerson Electric Co.	119,431	11,533,452
Fuji Electric Co. Ltd. (Japan)	40,500	1,823,944
Generac Holdings, Inc.*	1,882	205,063

A4

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Electrical Equipment (cont’d.)
Legrand SA (France)	24,810	$2,279,699
Mitsubishi Electric Corp. (Japan)	119,200	1,472,653
Nidec Corp. (Japan)	33,400	1,542,193
Prysmian SpA (Italy)	33,050	1,326,571
Rockwell Automation, Inc.	3,240	926,219
Schneider Electric SE	32,460	5,349,154
Sensata Technologies Holding PLC	25,300	956,846
Vertiv Holdings Co.	259,600	9,657,120
		70,014,948
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	17,464	1,466,802
Avnet, Inc.	16,500	795,135
Azbil Corp. (Japan)	16,100	491,846
CDW Corp.	3,999	806,838
Corning, Inc.	113,164	3,448,107
Hamamatsu Photonics KK (Japan)	10,800	454,180
Hon Hai Precision Industry Co. Ltd. (Taiwan)	357,000	1,150,695
Jabil, Inc.	34,000	4,314,260
Keyence Corp. (Japan)	8,995	3,326,584
Keysight Technologies, Inc.*	18,304	2,421,802
Omron Corp. (Japan)	13,600	605,220
Samsung SDI Co. Ltd. (South Korea)	2,660	1,005,248
Shimadzu Corp. (Japan)	127,100	3,371,365
TD SYNNEX Corp.	20,000	1,997,200
TE Connectivity Ltd.	9,234	1,140,676
Teledyne Technologies, Inc.*	4,988	2,037,997
Trimble, Inc.*	7,327	394,632
Yokogawa Electric Corp. (Japan)	217,600	4,199,835
Zebra Technologies Corp. (Class A Stock)*	1,488	351,957
		33,780,379
Energy Equipment & Services — 0.3%
Baker Hughes Co.	402,349	14,210,967
Halliburton Co.	65,251	2,642,666
Schlumberger NV	255,955	14,922,176
		31,775,809
Entertainment — 0.5%
Activision Blizzard, Inc.	61,882	5,794,012
Capcom Co. Ltd. (Japan)	13,500	485,888
Electronic Arts, Inc.	80,771	9,724,828
Kingsoft Corp. Ltd. (China)	192,800	694,722
Live Nation Entertainment, Inc.*(a)	4,215	350,014
NetEase, Inc. (China), ADR	12,824	1,284,452
Netflix, Inc.*	63,414	23,945,126
Nintendo Co. Ltd. (Japan)	88,500	3,677,437
Square Enix Holdings Co. Ltd. (Japan)	12,800	438,597
Take-Two Interactive Software, Inc.*	4,665	654,919
Walt Disney Co. (The)*	91,574	7,422,073
Warner Bros Discovery, Inc.*	448,223	4,867,702
		59,339,770
Financial Services — 1.7%
Apollo Global Management, Inc.	31,902	2,863,523
	Shares	Value

Common Stocks (continued)
Financial Services (cont’d.)
Berkshire Hathaway, Inc. (Class B Stock)*	156,189	$54,713,007
EXOR NV (Netherlands)	8,470	749,160
Fidelity National Information Services, Inc.	140,682	7,775,494
Fiserv, Inc.*	17,791	2,009,671
FleetCor Technologies, Inc.*	2,220	566,855
Global Payments, Inc.	7,507	866,233
Groupe Bruxelles Lambert NV (Belgium)	7,930	590,073
Industrivarden AB (Sweden) (Class A Stock)	10,296	271,497
Industrivarden AB (Sweden) (Class C Stock)	17,080	450,077
Investor AB (Sweden) (Class B Stock)	134,053	2,566,379
Jack Henry & Associates, Inc.	2,109	318,754
Mastercard, Inc. (Class A Stock)	138,627	54,883,816
ORIX Corp. (Japan)	91,900	1,715,994
PayPal Holdings, Inc.*	169,985	9,937,323
Shift4 Payments, Inc. (Class A Stock)*(a)	19,499	1,079,660
Visa, Inc. (Class A Stock)(a)	186,193	42,826,252
		184,183,768
Food Products — 0.7%
Archer-Daniels-Midland Co.	134,144	10,117,140
Associated British Foods PLC (United Kingdom)	27,572	692,714
AVI Ltd. (South Africa)	95,720	377,003
Bunge Ltd.	4,400	476,300
Campbell Soup Co.(a)	5,820	239,086
Conagra Brands, Inc.	14,211	389,666
Ezaki Glico Co. Ltd. (Japan)	28,200	774,086
Freshpet, Inc.*	11,900	783,972
General Mills, Inc.	17,045	1,090,709
Gruma SAB de CV (Mexico) (Class B Stock)	38,317	654,495
Hershey Co. (The)	36,575	7,317,926
Hormel Foods Corp.	8,581	326,335
J.M. Smucker Co. (The)(a)	2,909	357,545
Kellogg Co.	7,777	462,809
Kraft Heinz Co. (The)	104,803	3,525,573
Lamb Weston Holdings, Inc.	29,915	2,765,941
McCormick & Co., Inc.(a)	27,769	2,100,447
Mondelez International, Inc. (Class A Stock)	276,187	19,167,378
Mowi ASA (Norway)	244,716	4,325,426
Nestle SA	154,536	17,492,860
Orkla ASA (Norway)	32,090	239,678
Tyson Foods, Inc. (Class A Stock)	8,332	420,683
Viscofan SA (Spain)	4,617	281,871
WH Group Ltd. (Hong Kong), 144A	4,801,000	2,512,930
Wilmar International Ltd. (China)	1,874,900	5,102,149
		81,994,722
Gas Utilities — 0.1%
Atmos Energy Corp.	4,108	435,161

A5

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Gas Utilities (cont’d.)
Enagas SA (Spain)	23,922	$396,136
Tokyo Gas Co. Ltd. (Japan)	193,600	4,389,425
UGI Corp.	104,600	2,405,800
		7,626,522
Ground Transportation — 0.5%
Central Japan Railway Co. (Japan)	56,500	1,373,967
CSX Corp.	262,423	8,069,507
J.B. Hunt Transport Services, Inc.	2,444	460,743
Norfolk Southern Corp.	42,104	8,291,541
Odakyu Electric Railway Co. Ltd. (Japan)	24,000	358,603
Old Dominion Freight Line, Inc.	2,575	1,053,535
Ryder System, Inc.	12,300	1,315,485
TFI International, Inc. (Canada)	14,510	1,863,229
Uber Technologies, Inc.*	404,131	18,585,985
Union Pacific Corp.	45,130	9,189,822
		50,562,417
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	172,482	16,704,882
Align Technology, Inc.*	4,543	1,387,069
Baxter International, Inc.	215,994	8,151,614
Becton, Dickinson & Co.	15,874	4,103,905
Boston Scientific Corp.*	250,075	13,203,960
Cochlear Ltd. (Australia)	6,684	1,094,727
Cooper Cos., Inc. (The)	1,331	423,271
DENTSPLY SIRONA, Inc.	104,442	3,567,739
Dexcom, Inc.*	11,356	1,059,515
Edwards Lifesciences Corp.*	17,827	1,235,055
Enovis Corp.*	14,200	748,766
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	34,735	447,841
GE HealthCare Technologies, Inc.	98,416	6,696,225
Hologic, Inc.*	7,258	503,705
Hoya Corp. (Japan)	4,500	460,879
IDEXX Laboratories, Inc.*	2,432	1,063,441
Insulet Corp.*	2,000	318,980
Intuitive Surgical, Inc.*	54,044	15,796,521
Medtronic PLC	236,293	18,515,919
Olympus Corp. (Japan)	166,900	2,166,944
ResMed, Inc.	4,242	627,264
STERIS PLC(a)	2,796	613,498
Stryker Corp.	9,987	2,729,147
Teleflex, Inc.	1,332	261,618
Zimmer Biomet Holdings, Inc.	64,317	7,217,654
		109,100,139
Health Care Providers & Services — 1.4%
Cardinal Health, Inc.	101,109	8,778,283
Cencora, Inc.(a)	14,143	2,545,316
Centene Corp.*	45,376	3,125,499
Cigna Group (The)	37,421	10,705,026
CVS Health Corp.	157,172	10,973,749
DaVita, Inc.*	1,571	148,507
Elevance Health, Inc.	28,674	12,485,233
Encompass Health Corp.	100,400	6,742,864
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Fresenius Medical Care AG & Co. KGaA (Germany)	28,276	$1,215,641
Fresenius SE & Co. KGaA (Germany)	117,676	3,655,044
HCA Healthcare, Inc.	5,831	1,434,309
Henry Schein, Inc.*	3,819	283,561
Humana, Inc.	27,473	13,366,164
Laboratory Corp. of America Holdings(a)	6,269	1,260,382
McKesson Corp.	10,019	4,356,762
Medipal Holdings Corp. (Japan)	136,000	2,298,875
Molina Healthcare, Inc.*	8,330	2,731,324
Odontoprev SA (Brazil)	167,500	365,554
Quest Diagnostics, Inc.	3,251	396,167
Sonic Healthcare Ltd. (Australia)	412,399	7,874,736
Tenet Healthcare Corp.*	32,200	2,121,658
UnitedHealth Group, Inc.	120,918	60,965,646
Universal Health Services, Inc. (Class B Stock)	1,799	226,188
		158,056,488
Health Care REITs — 0.0%
Healthpeak Properties, Inc.	128,126	2,352,393
Ventas, Inc.(a)	29,897	1,259,561
Welltower, Inc.	14,384	1,178,337
		4,790,291
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.(a)	21,075	338,675
Hotels, Restaurants & Leisure — 1.2%
Accor SA (France)	74,626	2,510,003
Airbnb, Inc. (Class A Stock)*(a)	24,100	3,306,761
Amadeus IT Group SA (Spain)	7,314	441,785
Aristocrat Leisure Ltd. (Australia)	25,658	670,352
Booking Holdings, Inc.*	3,046	9,393,712
Boyd Gaming Corp.	14,646	890,916
Caesars Entertainment, Inc.*	6,626	307,115
Carnival Corp.*	29,547	405,385
Chipotle Mexican Grill, Inc.*	802	1,469,128
Compass Group PLC (United Kingdom)	177,542	4,321,655
Darden Restaurants, Inc.(a)	10,271	1,471,013
Domino’s Pizza, Inc.	911	345,078
Expedia Group, Inc.*	3,951	407,230
Flutter Entertainment PLC (Australia)*	1,476	240,780
Genting Singapore Ltd. (Singapore)	690,000	425,964
Hilton Worldwide Holdings, Inc.	62,003	9,311,611
J D Wetherspoon PLC (United Kingdom)*	47,216	399,108
La Francaise des Jeux SAEM (France), 144A	35,427	1,150,657
Las Vegas Sands Corp.	9,683	443,869
Marriott International, Inc. (Class A Stock)	67,540	13,275,662
McDonald’s Corp.	139,398	36,723,009
MGM Resorts International	8,493	312,203
Norwegian Cruise Line Holdings Ltd.*(a)	12,563	207,038

A6

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Oriental Land Co. Ltd. (Japan)	222,200	$7,289,860
Royal Caribbean Cruises Ltd.*	44,751	4,123,357
Sands China Ltd. (Macau)*	122,000	371,000
Sodexo SA (France)	22,526	2,318,997
Starbucks Corp.	162,389	14,821,244
Whitbread PLC (United Kingdom)	203,312	8,557,990
Wynn Resorts Ltd.	2,817	260,319
Yum! Brands, Inc.	8,244	1,030,005
		127,202,806
Household Durables — 0.3%
Berkeley Group Holdings PLC (United Kingdom)	21,837	1,090,530
D.R. Horton, Inc.	8,914	957,988
Garmin Ltd.	4,533	476,872
Lennar Corp. (Class A Stock)	80,243	9,005,672
Mohawk Industries, Inc.*	1,664	142,788
NVR, Inc.*	89	530,734
Open House Group Co. Ltd. (Japan)	15,600	528,951
Panasonic Holdings Corp. (Japan)	849,300	9,586,706
PulteGroup, Inc.(a)	60,499	4,479,951
Sekisui Chemical Co. Ltd. (Japan)	32,000	460,382
Sony Group Corp. (Japan)	60,600	4,955,600
Taylor Wimpey PLC (United Kingdom)	326,020	464,963
Toll Brothers, Inc.(a)	11,954	884,118
Whirlpool Corp.(a)	1,665	222,610
		33,787,865
Household Products — 0.6%
Church & Dwight Co., Inc.	7,136	653,872
Clorox Co. (The)	3,574	468,409
Colgate-Palmolive Co.	168,046	11,949,751
Essity AB (Sweden) (Class B Stock)	325,315	7,016,149
Henkel AG & Co. KGaA (Germany)	8,617	543,316
Kimberly-Clark Corp.	40,394	4,881,615
Procter & Gamble Co. (The)	278,321	40,595,901
Reckitt Benckiser Group PLC (United Kingdom)	65,055	4,587,727
		70,696,740
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	114,836	1,745,507
Clearway Energy, Inc. (Class C Stock)	33,400	706,744
Vistra Corp.	141,000	4,678,380
		7,130,631
Industrial Conglomerates — 0.5%
3M Co.	105,809	9,905,839
General Electric Co.	199,426	22,046,544
Hitachi Ltd. (Japan)	18,800	1,165,178
Honeywell International, Inc.	26,491	4,893,947
Lifco AB (Sweden) (Class B Stock)	22,969	401,804
Siemens AG (Germany)	103,959	14,856,651
Smiths Group PLC (United Kingdom)	162,641	3,202,072
		56,472,035
	Shares	Value

Common Stocks (continued)
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	230,000	$6,994,300
Goodman Group (Australia)	386,861	5,302,254
Prologis, Inc.	168,638	18,922,870
		31,219,424
Insurance — 1.8%
Aflac, Inc.	16,463	1,263,535
Ageas SA/NV (Belgium)	11,845	487,853
AIA Group Ltd. (Hong Kong)	48,200	389,801
Allianz SE (Germany)	10,374	2,468,766
Allstate Corp. (The)	66,431	7,401,078
American International Group, Inc.	161,350	9,777,810
Aon PLC (Class A Stock)	6,126	1,986,172
Arch Capital Group Ltd.*	10,727	855,049
Arthur J. Gallagher & Co.	14,773	3,367,210
Assicurazioni Generali SpA (Italy)	439,862	8,978,641
Assurant, Inc.	10,288	1,477,151
AUB Group Ltd. (Australia)	17,196	320,819
AXA SA (France)	416,793	12,365,776
Axis Capital Holdings Ltd.	110,900	6,251,433
Baloise Holding AG (Switzerland)	21,449	3,105,307
Brown & Brown, Inc.	7,577	529,178
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	593,800	1,478,253
Chubb Ltd.	74,166	15,439,878
Cincinnati Financial Corp.	4,906	501,835
Dai-ichi Life Holdings, Inc. (Japan)	129,600	2,675,503
Everest Group Ltd.	1,322	491,348
Fairfax Financial Holdings Ltd. (Canada)	1,271	1,037,546
Globe Life, Inc.	3,019	328,256
Hannover Rueck SE (Germany)	2,912	638,947
Hartford Financial Services Group, Inc. (The)	32,322	2,291,953
iA Financial Corp., Inc. (Canada)	9,690	607,832
Insurance Australia Group Ltd. (Australia)	180,904	656,239
Loews Corp.	116,772	7,392,835
Manulife Financial Corp. (Canada)	107,049	1,956,161
Markel Group, Inc.*	667	982,151
Marsh & McLennan Cos., Inc.	103,688	19,731,826
Medibank Private Ltd. (Australia)	2,129,821	4,700,798
MetLife, Inc.	308,436	19,403,709
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	31,743	12,362,401
NN Group NV (Netherlands)	28,845	924,718
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	202,000	1,145,673
Poste Italiane SpA (Italy), 144A	151,668	1,592,714
Principal Financial Group, Inc.	7,133	514,075
Progressive Corp. (The)	61,820	8,611,526
QBE Insurance Group Ltd. (Australia)	289,225	2,897,237
RenaissanceRe Holdings Ltd. (Bermuda)	7,062	1,397,711
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	7,034	1,352,823

A7

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Sompo Holdings, Inc. (Japan)	65,000	$2,785,691
Suncorp Group Ltd. (Australia)	962,349	8,574,178
Swiss Life Holding AG (Switzerland)	1,394	867,317
Swiss Re AG	22,772	2,338,693
T&D Holdings, Inc. (Japan)	38,400	631,488
Talanx AG (Germany)	14,740	932,894
Tokio Marine Holdings, Inc. (Japan)	62,000	1,435,530
Travelers Cos., Inc. (The)	7,022	1,146,763
Unum Group	120,400	5,922,476
W.R. Berkley Corp.	6,661	422,907
Willis Towers Watson PLC	3,242	677,448
		197,874,912
Interactive Media & Services — 2.3%
Alphabet, Inc. (Class A Stock)*	772,722	101,118,401
Alphabet, Inc. (Class C Stock)*	497,525	65,598,671
Match Group, Inc.*	8,230	322,410
Meta Platforms, Inc. (Class A Stock)*	262,267	78,735,176
Moneysupermarket.com Group PLC (United Kingdom)	206,038	609,243
Scout24 SE (Germany), 144A	19,185	1,330,261
Tencent Holdings Ltd. (China)	48,700	1,887,805
		249,601,967
IT Services — 0.7%
Accenture PLC (Class A Stock)	74,611	22,913,784
Akamai Technologies, Inc.*	73,770	7,859,456
CGI, Inc. (Canada)*	7,971	785,686
Cognizant Technology Solutions Corp. (Class A Stock)	141,322	9,573,152
DXC Technology Co.*	6,540	136,228
EPAM Systems, Inc.*	1,760	450,014
Fujitsu Ltd. (Japan)	7,100	835,039
Gartner, Inc.*	2,245	771,404
International Business Machines Corp.	122,645	17,207,094
MongoDB, Inc.*	8,428	2,914,908
NEC Corp. (Japan)	72,600	4,009,163
Obic Co. Ltd. (Japan)	5,300	803,059
Okta, Inc.*(a)	25,800	2,102,958
Otsuka Corp. (Japan)	11,500	486,548
Tata Consultancy Services Ltd. (India)	11,263	476,900
TIS, Inc. (Japan)	83,700	1,840,495
VeriSign, Inc.*	2,587	523,945
Wix.com Ltd. (Israel)*	83,400	7,656,120
		81,345,953
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	72,900	1,482,821
Hasbro, Inc.(a)	3,898	257,814
Sankyo Co. Ltd. (Japan)	27,100	1,241,964
		2,982,599
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	8,687	971,380
Bio-Rad Laboratories, Inc. (Class A Stock)*	465	166,679
Bio-Techne Corp.	4,436	301,959
	Shares	Value

Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Charles River Laboratories International, Inc.*	1,459	$285,935
Danaher Corp.	47,987	11,905,575
Illumina, Inc.*	4,575	628,056
IQVIA Holdings, Inc.*	16,755	3,296,546
Medpace Holdings, Inc.*	18,000	4,358,340
Mettler-Toledo International, Inc.*	5,346	5,923,742
Revvity, Inc.	3,683	407,708
Thermo Fisher Scientific, Inc.	34,377	17,400,606
Waters Corp.*	1,775	486,723
West Pharmaceutical Services, Inc.	25,010	9,384,002
		55,517,251
Machinery — 1.4%
AGCO Corp.	52,100	6,162,388
Alfa Laval AB (Sweden)	22,795	780,909
Allison Transmission Holdings, Inc.	25,000	1,476,500
Atlas Copco AB (Sweden) (Class A Stock)	569,598	7,650,088
Atlas Copco AB (Sweden) (Class B Stock)	130,459	1,525,725
Caterpillar, Inc.	61,816	16,875,768
CNH Industrial NV (United Kingdom)	243,071	2,950,796
Cummins, Inc.	4,020	918,409
Daifuku Co. Ltd. (Japan)	24,200	456,814
Daimler Truck Holding AG (Germany)	143,091	4,954,419
Deere & Co.	33,640	12,695,063
Donaldson Co., Inc.	25,600	1,526,784
Doosan Bobcat, Inc. (South Korea)	18,759	708,043
Dover Corp.	26,472	3,693,109
Epiroc AB (Sweden) (Class A Stock)	25,150	477,530
Epiroc AB (Sweden) (Class B Stock)	33,462	535,302
FANUC Corp. (Japan)	72,800	1,893,341
Flowserve Corp.	19,200	763,584
Fortive Corp.	58,420	4,332,427
GEA Group AG (Germany)	119,494	4,403,877
Graco, Inc.	13,200	962,016
Husqvarna AB (Sweden) (Class B Stock)	32,850	250,684
IDEX Corp.	2,131	443,291
Illinois Tool Works, Inc.	7,924	1,824,976
Ingersoll Rand, Inc.	11,897	758,077
ITT, Inc.	71,500	7,000,565
Komatsu Ltd. (Japan)	319,600	8,619,977
Kone OYJ (Finland) (Class B Stock)	26,555	1,119,029
Kubota Corp. (Japan)	78,000	1,147,444
Metso OYJ (Finland)	99,719	1,045,740
MINEBEA MITSUMI, Inc. (Japan)	27,300	444,801
Nordson Corp.(a)	1,658	370,016
OSG Corp. (Japan)	52,300	614,988
Oshkosh Corp.	54,000	5,153,220
Otis Worldwide Corp.	64,564	5,185,135
PACCAR, Inc.	15,299	1,300,721
Parker-Hannifin Corp.	43,672	17,011,117
Pentair PLC	35,595	2,304,776
Rational AG (Germany)	734	464,404
Sandvik AB (Sweden)	83,622	1,538,674

A8

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Schindler Holding AG (Switzerland)	1,830	$352,108
Schindler Holding AG (Switzerland) (Part. Cert.)	2,900	577,679
SKF AB (Sweden) (Class B Stock)	244,679	4,062,050
SMC Corp. (Japan)	4,600	2,062,007
Snap-on, Inc.(a)	6,255	1,595,400
Stanley Black & Decker, Inc.	4,434	370,594
Volvo AB (Sweden) (Class A Stock)	15,769	327,468
Volvo AB (Sweden) (Class B Stock)	571,578	11,773,157
Wartsila OYJ Abp (Finland)	36,180	410,062
Westinghouse Air Brake Technologies Corp.	5,328	566,206
Xylem, Inc.	7,029	639,850
		155,077,108
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	234	414,109
SITC International Holdings Co. Ltd. (China)	320,000	536,899
		951,008
Media — 0.5%
Charter Communications, Inc. (Class A Stock)*	3,037	1,335,733
Comcast Corp. (Class A Stock)	597,701	26,502,062
Dentsu Group, Inc. (Japan)	102,100	3,002,932
Fox Corp. (Class A Stock)	7,793	243,142
Fox Corp. (Class B Stock)	4,068	117,484
Informa PLC (United Kingdom)	903,885	8,253,804
Interpublic Group of Cos., Inc. (The)	11,400	326,724
News Corp. (Class A Stock)	11,580	232,295
News Corp. (Class B Stock)	3,665	76,489
Omnicom Group, Inc.	5,802	432,133
Paramount Global (Class B Stock)(a)	14,525	187,372
Publicis Groupe SA (France)	119,780	9,066,470
Trade Desk, Inc. (The) (Class A Stock)*	10,200	797,130
		50,573,770
Metals & Mining — 0.8%
ArcelorMittal SA (Luxembourg)	322,127	8,064,790
BHP Group Ltd. (Australia)	658,216	18,489,835
BlueScope Steel Ltd. (Australia)	500,998	6,204,109
Fortescue Metals Group Ltd. (Australia)	269,052	3,576,521
Freeport-McMoRan, Inc.	217,597	8,114,192
Glencore PLC (Australia)	1,155,001	6,577,167
JFE Holdings, Inc. (Japan)	170,000	2,489,531
Newmont Corp.(a)	23,279	860,159
Nippon Steel Corp. (Japan)(a)	377,200	8,837,096
Norsk Hydro ASA (Norway)	215,415	1,348,033
Nucor Corp.	7,181	1,122,749
Pilbara Minerals Ltd. (Australia)	523,139	1,427,222
Rio Tinto Ltd. (Australia)	30,093	2,170,544
Rio Tinto PLC (Australia)	112,585	7,069,493
Steel Dynamics, Inc.(a)	4,578	490,853
United States Steel Corp.	189,200	6,145,216
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Vale SA (Brazil)	42,700	$573,320
		83,560,830
Multi-Utilities — 0.5%
Ameren Corp.	7,663	573,422
CenterPoint Energy, Inc.	161,088	4,325,213
Centrica PLC (United Kingdom)	3,967,417	7,462,363
CMS Energy Corp.	32,327	1,716,887
Consolidated Edison, Inc.	10,148	867,958
Dominion Energy, Inc.	56,455	2,521,845
DTE Energy Co.	29,885	2,966,983
E.ON SE (Germany)	992,467	11,736,924
Engie SA (France)	595,493	9,132,583
NiSource, Inc.	499,554	12,328,993
Public Service Enterprise Group, Inc.(a)	39,594	2,253,295
Sempra	40,750	2,772,222
WEC Energy Group, Inc.	9,327	751,290
		59,409,978
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.(a)	32,623	3,265,562
Boston Properties, Inc.(a)	7,714	458,829
Dexus (Australia)	79,813	372,048
Japan Real Estate Investment Corp. (Japan)	143	557,234
Nippon Building Fund, Inc. (Japan)	115	465,697
		5,119,370
Oil, Gas & Consumable Fuels — 2.5%
Ampol Ltd. (Australia)	22,785	491,932
APA Corp.	180,461	7,416,947
BP PLC (United Kingdom)	2,635,729	16,989,737
Canadian Natural Resources Ltd. (Canada)	4,922	318,313
Cenovus Energy, Inc. (Canada)	47,042	979,457
Cheniere Energy, Inc.	44,600	7,401,816
Chevron Corp.	231,971	39,114,950
China Petroleum & Chemical Corp. (China) (Class H Stock)	2,534,000	1,378,205
ConocoPhillips	174,774	20,937,925
Coterra Energy, Inc.	230,115	6,224,611
Devon Energy Corp.	18,850	899,145
Diamondback Energy, Inc.	5,205	806,150
Eni SpA (Italy)	207,097	3,326,767
EOG Resources, Inc.	46,847	5,938,326
EQT Corp.	10,715	434,815
Equinor ASA (Norway)	40,338	1,321,959
Exxon Mobil Corp.	515,322	60,591,561
Hess Corp.	85,030	13,009,590
Inpex Corp. (Japan)	554,000	8,309,076
Kinder Morgan, Inc.	57,346	950,797
LUKOIL PJSC (Russia), ADR*^(a)	15,069	2
Marathon Oil Corp.	125,614	3,360,174
Marathon Petroleum Corp.	75,010	11,352,013
Occidental Petroleum Corp.(a)	19,339	1,254,714
OMV AG (Austria)	38,734	1,850,113

A9

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
ONEOK, Inc.(a)	16,903	$1,072,157
Petroleo Brasileiro SA (Brazil), ADR	78,189	1,172,053
Phillips 66	70,109	8,423,596
Pioneer Natural Resources Co.	30,044	6,896,600
Repsol SA (Spain)	296,790	4,881,903
Shell PLC (Netherlands)	641,047	20,317,486
Suncor Energy, Inc. (Canada)	29,301	1,007,657
Targa Resources Corp.	6,529	559,666
TotalEnergies SE (France)	162,391	10,677,104
TotalEnergies SE (France), ADR(a)	34,157	2,246,164
Valero Energy Corp.	28,831	4,085,641
Williams Cos., Inc. (The)	82,804	2,789,667
		278,788,789
Passenger Airlines — 0.3%
Air Canada (Canada)*	69,401	990,239
Alaska Air Group, Inc.*	24,476	907,570
American Airlines Group, Inc.*(a)	20,106	257,558
ANA Holdings, Inc. (Japan)*	152,500	3,193,053
Delta Air Lines, Inc.	140,632	5,203,384
Deutsche Lufthansa AG (Germany)*	800,214	6,332,415
Japan Airlines Co. Ltd. (Japan)	369,100	7,171,310
Qantas Airways Ltd. (Australia)*	926,678	3,067,756
Singapore Airlines Ltd. (Singapore)	110,000	518,894
Southwest Airlines Co.(a)	17,656	477,948
United Airlines Holdings, Inc.*	166,688	7,050,902
		35,171,029
Personal Care Products — 0.3%
Amorepacific Corp. (South Korea)	4,865	439,610
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,794	982,073
Kenvue, Inc.	100,497	2,017,980
L’Oreal SA (France)	35,431	14,683,035
Unilever PLC (United Kingdom)	297,613	14,721,963
		32,844,661
Pharmaceuticals — 3.2%
Astellas Pharma, Inc. (Japan)	158,600	2,195,282
AstraZeneca PLC (United Kingdom)	94,687	12,771,809
AstraZeneca PLC (United Kingdom), ADR	143,830	9,740,168
Bayer AG (Germany)	30,860	1,482,033
Bristol-Myers Squibb Co.	549,488	31,892,284
Catalent, Inc.*	5,335	242,903
Chugai Pharmaceutical Co. Ltd. (Japan)	69,500	2,142,966
Elanco Animal Health, Inc.*	576,300	6,477,612
Eli Lilly & Co.	119,104	63,974,332
GSK PLC	597,286	10,807,171
Hikma Pharmaceuticals PLC (Jordan)	12,259	311,295
Ipsen SA (France)	25,024	3,278,692
Johnson & Johnson	291,387	45,383,525
Merck & Co., Inc.	185,800	19,128,110
Novartis AG (Switzerland)	280,375	28,634,318
Novo Nordisk A/S (Denmark), ADR	25,528	2,321,516
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Novo Nordisk A/S (Denmark) (Class B Stock)	377,572	$34,378,408
Ono Pharmaceutical Co. Ltd. (Japan)	316,800	6,075,713
Organon & Co.	7,553	131,120
Orion OYJ (Finland) (Class B Stock)	13,175	517,591
Otsuka Holdings Co. Ltd. (Japan)	48,000	1,704,246
Pfizer, Inc.	381,506	12,654,554
Roche Holding AG	91,465	24,970,047
Sanofi	187,286	20,109,883
Santen Pharmaceutical Co. Ltd. (Japan)	118,200	1,084,531
Shionogi & Co. Ltd. (Japan)	200,700	8,952,116
Viatris, Inc.	35,418	349,221
Zoetis, Inc.	13,502	2,349,078
		354,060,524
Professional Services — 0.3%
Automatic Data Processing, Inc.	65,329	15,716,851
BayCurrent Consulting, Inc. (Japan)	68,300	2,275,949
Broadridge Financial Solutions, Inc.	3,440	615,932
Ceridian HCM Holding, Inc.*(a)	4,323	293,316
Concentrix Corp.	53,600	4,293,896
Dun & Bradstreet Holdings, Inc.	137,800	1,376,622
Equifax, Inc.	3,660	670,439
Jacobs Solutions, Inc.	3,771	514,741
Leidos Holdings, Inc.	12,606	1,161,769
Paychex, Inc.	9,441	1,088,830
Paycom Software, Inc.	1,331	345,088
Robert Half, Inc.	3,217	235,742
Verisk Analytics, Inc.	23,862	5,637,159
Wolters Kluwer NV (Netherlands)	32,853	3,977,694
		38,204,028
Real Estate Management & Development — 0.1%
Capitaland India Trust (Singapore), UTS	450,181	345,054
CBRE Group, Inc. (Class A Stock)*	9,143	675,302
CoStar Group, Inc.*	11,916	916,221
Mitsui Fudosan Co. Ltd. (Japan)	216,000	4,757,188
Multiplan Empreendimentos Imobiliarios SA (Brazil)	52,776	258,811
New World Development Co. Ltd. (Hong Kong)	226,000	438,190
Nomura Real Estate Holdings, Inc. (Japan)	82,800	2,078,741
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	60,000	404,131
Zillow Group, Inc. (Class A Stock)*	17,500	783,825
Zillow Group, Inc. (Class C Stock)*	24,400	1,126,304
		11,783,767
Residential REITs — 0.2%
AvalonBay Communities, Inc.	21,996	3,777,593
Camden Property Trust	3,220	304,547
Canadian Apartment Properties REIT (Canada)	12,741	422,871
Equity Residential	141,891	8,330,421

A10

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Residential REITs (cont’d.)
Essex Property Trust, Inc.	1,798	$381,338
Invitation Homes, Inc.	90,422	2,865,473
Mid-America Apartment Communities, Inc.	3,441	442,685
UDR, Inc.	9,096	324,454
		16,849,382
Retail REITs — 0.1%
Federal Realty Investment Trust	2,109	191,139
Japan Metropolitan Fund Investment Corp. (Japan)	518	335,950
Kimco Realty Corp.	89,397	1,572,493
Klepierre SA (France)	66,335	1,624,251
Realty Income Corp.(a)	19,605	979,074
Regency Centers Corp.	4,873	289,651
Scentre Group (Australia)	409,785	643,922
Simon Property Group, Inc.	16,452	1,777,310
Spirit Realty Capital, Inc.(a)	22,400	751,072
Unibail-Rodamco-Westfield (France)*	46,420	2,282,726
Vicinity Ltd. (Australia)	1,105,011	1,197,558
		11,645,146
Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.*	134,297	13,808,418
Advantest Corp. (Japan)	76,492	2,133,631
Analog Devices, Inc.	48,517	8,494,842
Applied Materials, Inc.	51,281	7,099,854
ASM International NV (Netherlands)	10,857	4,533,804
ASML Holding NV (Netherlands) (XAMS)	44,595	26,255,323
ASML Holding NV (Netherlands) (NYSE)	3,383	1,991,437
Broadcom, Inc.	37,903	31,481,474
Disco Corp. (Japan)	14,500	2,678,964
Enphase Energy, Inc.*	3,903	468,945
First Solar, Inc.*	2,970	479,922
Global Unichip Corp. (Taiwan)	15,208	647,586
Infineon Technologies AG (Germany)	307,244	10,176,151
Intel Corp.	646,339	22,977,351
KLA Corp.	21,329	9,782,759
Lam Research Corp.	34,265	21,476,274
Lasertec Corp. (Japan)	6,000	933,075
Microchip Technology, Inc.	15,845	1,236,702
Micron Technology, Inc.	32,177	2,189,001
Monolithic Power Systems, Inc.	1,316	607,992
Novatek Microelectronics Corp. (Taiwan)	38,000	499,001
NVIDIA Corp.	286,706	124,714,243
NXP Semiconductors NV (China)	83,344	16,662,132
ON Semiconductor Corp.*	87,686	8,150,414
Qorvo, Inc.*	74,297	7,093,135
QUALCOMM, Inc.	163,390	18,146,093
Renesas Electronics Corp. (Japan)*	531,000	8,111,004
Skyworks Solutions, Inc.	82,389	8,122,732
SolarEdge Technologies, Inc.*(a)	1,664	215,505
STMicroelectronics NV (Singapore)	222,511	9,595,359
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	99,031	$8,605,794
Teradyne, Inc.(a)	4,663	468,445
Texas Instruments, Inc.	56,205	8,937,157
Universal Display Corp.	11,705	1,837,568
		390,612,087
Software — 4.1%
Adobe, Inc.*	53,497	27,278,120
ANSYS, Inc.*	2,552	759,348
AppLovin Corp. (Class A Stock)*	133,900	5,350,644
Autodesk, Inc.*	20,645	4,271,657
Cadence Design Systems, Inc.*	7,897	1,850,267
Check Point Software Technologies Ltd. (Israel)*	18,935	2,523,657
Constellation Software, Inc. (Canada)	747	1,542,161
CyberArk Software Ltd.*	10,070	1,649,164
Dassault Systemes SE (France)	76,230	2,831,367
Dynatrace, Inc.*	57,200	2,672,956
Fair Isaac Corp.*	720	625,342
Fortinet, Inc.*	19,107	1,121,199
Gen Digital, Inc.	121,361	2,145,662
Intuit, Inc.	43,223	22,084,360
Microsoft Corp.	868,431	274,207,088
Monday.com Ltd.*	2,800	445,816
NCR Corp.*	244,800	6,602,256
Nice Ltd. (Israel)*	4,976	848,701
Oracle Corp.	121,074	12,824,158
Palo Alto Networks, Inc.*(a)	9,000	2,109,960
PTC, Inc.*	3,110	440,625
Roper Technologies, Inc.	3,109	1,505,627
Salesforce, Inc.*	130,369	26,436,226
SAP SE (Germany)	17,007	2,201,420
ServiceNow, Inc.*	39,872	22,286,853
Synopsys, Inc.*	17,147	7,869,959
Teradata Corp.*	36,000	1,620,720
Tyler Technologies, Inc.*	1,287	496,962
WiseTech Global Ltd. (Australia)	5,883	244,205
Workday, Inc. (Class A Stock)*	36,600	7,863,510
Xero Ltd. (New Zealand)*	73,349	5,275,102
Zoom Video Communications, Inc. (Class A Stock)*	12,800	895,232
		450,880,324
Specialized REITs — 0.4%
American Tower Corp.	47,399	7,794,766
Crown Castle, Inc.	12,698	1,168,597
Digital Realty Trust, Inc.	22,371	2,707,338
Equinix, Inc.	2,750	1,997,215
Extra Space Storage, Inc.	6,318	768,142
Gaming & Leisure Properties, Inc.	24,335	1,108,459
Iron Mountain, Inc.	87,258	5,187,488
Public Storage	38,083	10,035,632
SBA Communications Corp.	3,147	629,935
VICI Properties, Inc.	171,456	4,989,370
Weyerhaeuser Co.	227,571	6,977,327
		43,364,269

A11

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	14,400	$805,392
AutoZone, Inc.*	838	2,128,512
Bath & Body Works, Inc.	55,052	1,860,758
Best Buy Co., Inc.	23,048	1,601,145
Burlington Stores, Inc.*	10,635	1,438,915
CarMax, Inc.*(a)	4,656	329,319
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	52,416	743,270
Home Depot, Inc. (The)	81,136	24,516,054
Industria de Diseno Textil SA (Spain)	418,979	15,591,069
JD Sports Fashion PLC (United Kingdom)	2,674,074	4,857,532
Lowe’s Cos., Inc.	131,823	27,398,092
Murphy USA, Inc.	7,500	2,562,975
O’Reilly Automotive, Inc.*	5,186	4,713,348
Petco Health & Wellness Co., Inc.*(a)	416,600	1,703,894
Ross Stores, Inc.	29,365	3,316,777
TJX Cos., Inc. (The)	244,635	21,743,159
Tractor Supply Co.(a)	3,131	635,749
Ulta Beauty, Inc.*	14,652	5,852,741
		121,798,701
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	1,567,509	268,373,216
Canon, Inc. (Japan)	76,800	1,850,007
Dell Technologies, Inc. (Class C Stock)	48,559	3,345,715
FUJIFILM Holdings Corp. (Japan)	28,600	1,654,527
Hewlett Packard Enterprise Co.	511,891	8,891,547
HP, Inc.	25,474	654,682
NetApp, Inc.	6,272	475,919
Ricoh Co. Ltd. (Japan)	154,000	1,328,706
Samsung Electronics Co. Ltd. (South Korea)	50,643	2,560,213
Seagate Technology Holdings PLC(a)	40,909	2,697,949
Seiko Epson Corp. (Japan)(a)	178,900	2,809,547
Western Digital Corp.*	9,668	441,151
		295,083,179
Textiles, Apparel & Luxury Goods — 0.7%
adidas AG (Germany)	2,010	352,572
Brunello Cucinelli SpA (Italy)	23,383	1,773,573
Burberry Group PLC (United Kingdom)	16,535	383,197
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	72,040	8,773,266
Hermes International SCA (France)	10,932	19,927,157
Lululemon Athletica, Inc.*	34,090	13,145,445
LVMH Moet Hennessy Louis Vuitton SE (France)	27,337	20,634,806
Moncler SpA (Italy)	27,888	1,616,250
NIKE, Inc. (Class B Stock)	44,052	4,212,252
On Holding AG (Switzerland) (Class A Stock)*	101,981	2,837,111
Pandora A/S (Denmark)	6,854	707,273
Puma SE (Germany)	5,404	334,142
Ralph Lauren Corp.(a)	13,262	1,539,586
Skechers USA, Inc. (Class A Stock)*	55,600	2,721,620
Swatch Group AG (The) (Switzerland)	2,271	581,653
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Tapestry, Inc.	6,859	$197,196
VF Corp.(a)	9,894	174,827
		79,911,926
Tobacco — 0.4%
Altria Group, Inc.	134,331	5,648,619
British American Tobacco PLC (United Kingdom)	403,468	12,668,370
Imperial Brands PLC (United Kingdom)	289,939	5,881,825
Japan Tobacco, Inc. (Japan)	476,700	10,967,933
Philip Morris International, Inc.	146,175	13,532,881
		48,699,628
Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*	12,600	789,642
Ashtead Group PLC (United Kingdom)	115,947	7,031,331
Fastenal Co.	16,788	917,296
Howden Joinery Group PLC (United Kingdom)	117,430	1,050,710
ITOCHU Corp. (Japan)	92,400	3,336,927
Marubeni Corp. (Japan)	37,800	589,236
Mitsubishi Corp. (Japan)	61,100	2,911,435
Mitsui & Co. Ltd. (Japan)	100,700	3,652,384
Sojitz Corp. (Japan)	34,500	755,744
Sumitomo Corp. (Japan)	19,000	379,201
Toyota Tsusho Corp. (Japan)	41,200	2,423,221
United Rentals, Inc.(a)	1,999	888,695
W.W. Grainger, Inc.	10,832	7,494,011
		32,219,833
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	5,820	875,779
Water Utilities — 0.0%
American Water Works Co., Inc.(a)	15,642	1,936,949
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	69,100	2,115,184
T-Mobile US, Inc.*	52,966	7,417,888
Vodafone Group PLC (United Kingdom)	780,054	731,223
		10,264,295

Total Common Stocks (cost $5,880,084,870)		5,948,765,493
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	4,662	433,942
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	25,374	2,380,769
		2,814,711
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	16,456	1,171,823

A12

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	221,045	$1,057,611

Total Preferred Stocks (cost $5,858,977)		5,044,145
Unaffiliated Exchange-Traded Funds — 3.2%
iShares Core S&P 500 ETF	135,789	58,311,870
iShares Core U.S. Aggregate Bond ETF	726,024	68,275,297
iShares iBoxx $ Investment Grade Corporate Bond ETF	200,603	20,465,518
iShares JP Morgan USD Emerging Markets Bond ETF	39,810	3,285,121
iShares MSCI EAFE ETF(a)	462,500	31,875,500
iShares Russell 1000 Growth ETF	186,023	49,480,258
iShares Russell 1000 Value ETF	101,779	15,452,088
SPDR S&P 500 ETF Trust	193,889	82,883,670
Vanguard Total Bond Market ETF	307,831	21,480,447

Total Unaffiliated Exchange-Traded Funds (cost $346,076,163)		351,509,769

	Units
Warrants* — 0.0%
Pharmaceuticals — 0.0%
Optinose, Inc., expiring 11/23/27	6,012	—
Software — 0.0%
Constellation Software, Inc. (Canada), expiring 03/31/40^	747	3,817

Total Warrants (cost $60)		3,817

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 2.9%
Automobiles — 0.1%
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33		227	220,864
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30		220	216,651
Exeter Automobile Receivables Trust,
Series 2020-01A, Class D, 144A
2.730%	12/15/25		374	367,699
Series 2021-03A, Class D
1.550%	06/15/27		700	645,567
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	400	268,407
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		125	113,789
Series 2023-02, Class D, 144A
6.600%	02/15/36		300	295,769
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Ford Credit Floorplan Master Owner Trust A,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		500	$490,645
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		50	48,869
Series 2021-03, Class D, 144A
1.009%	02/26/29		90	85,822
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		315	305,737
Westlake Automobile Receivables Trust,
Series 2021-02A, Class B, 144A
0.620%	07/15/26		126	125,058
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month SOFR + 0.394% (Cap N/A, Floor 0.000%)
5.719%(c)	08/20/29		463	459,783
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		200	181,205
				3,825,865
Collateralized Loan Obligations — 2.8%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month SOFR + 1.652% (Cap N/A, Floor 1.390%)
6.978%(c)	04/20/32		3,441	3,435,936
Allegro CLO Ltd. (Cayman Islands),
Series 2016-01A, Class CR2, 144A, 3 Month SOFR + 2.262% (Cap N/A, Floor 2.000%)
7.570%(c)	01/15/30		670	659,365
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.670%(c)	07/15/31		1,064	1,060,865
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.798%(c)	10/20/34		5,000	4,966,577
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
4.591%(c)	04/25/34	EUR	1,753	1,811,258
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
4.433%(c)	04/15/32	EUR	5,851	6,087,654
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month SOFR + 1.862% (Cap N/A, Floor 1.600%)
7.213%(c)	07/25/34		1,082	1,060,576
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.670%(c)	10/17/32		6,355	6,307,338

A13

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.715%(c)	01/20/32		1,000	$997,783
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.580%(c)	10/15/33		575	572,949
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.777%(c)	01/25/35		2,000	1,983,608
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.708%(c)	05/17/31		1,051	1,044,515
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.740%(c)	10/15/34		14,000	13,902,000
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.761%(c)	08/20/32		14,500	14,369,500
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.263%(c)	04/15/31	EUR	2,128	2,205,349
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.653%(c)	10/15/35	EUR	9,145	9,423,134
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.768%(c)	01/20/35		4,815	4,774,285
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.768%(c)	07/20/34		2,553	2,533,738
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.572%(c)	04/18/31		706	703,939
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.628%(c)	04/20/31		1,489	1,482,412
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.710%(c)	07/15/34		2,766	2,746,322
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.713%(c)	10/25/33		1,480	1,469,199
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2018-28A, Class A2R, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)
7.331%(c)	11/07/30		500	491,800
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 2.412% (Cap N/A, Floor 2.150%)
7.781%(c)	11/07/30		253	$246,201
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.690%(c)	01/17/34		6,000	5,920,658
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.674%(c)	08/26/32	EUR	7,500	7,797,515
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.850%(c)	07/15/29		172	171,628
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.690%(c)	07/15/31		2,128	2,119,386
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/34		10,000	9,913,229
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.810%(c)	04/15/33		941	938,177
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
4.663%(c)	10/15/34	EUR	4,250	4,387,981
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.580%(c)	04/15/31		3,191	3,179,556
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.708%(c)	04/15/34		2,128	2,112,912
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.766%(c)	10/20/31		1,702	1,694,380
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.896%(c)	04/15/33		2,128	2,108,033
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.621%(c)	04/25/34	EUR	1,064	1,101,633
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.631%(c)	02/05/31		251	249,079
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.822%(c)	10/26/34		2,500	2,475,104

A14

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
ICG US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.655%(c)	04/21/31		1,115	$1,108,100
Indigo Credit Management I DAC (Ireland),
Series 01A, Class B, 144A
—%(p)	10/15/37		4,250	4,493,313
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
4.313%(c)	07/15/31	EUR	2,553	2,633,034
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.763%(c)	04/25/30		445	444,150
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/34		9,000	8,854,874
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.590%(c)	10/17/31		1,895	1,884,950
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.758%(c)	10/20/34		12,250	12,133,625
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)
4.463%(c)	07/15/32	EUR	4,750	4,916,735
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.650%(c)	10/15/32		1,975	1,963,111
Series 2018-30A, Class A, 144A, 3 Month SOFR + 1.012% (Cap N/A, Floor 1.012%)
6.320%(c)	04/15/29		1,233	1,226,840
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.733%(c)	04/25/32		1,489	1,484,737
Series 2021-59A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.712%(c)	01/18/34		8,500	8,461,947
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.780%(c)	10/15/34		15,750	15,569,062
MidOcean Credit CLO (Cayman Islands),
Series 2013-02A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.912%)
7.281%(c)	01/29/30		448	444,063
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.561%(c)	10/12/30		1,623	1,612,200
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.690%(c)	07/15/31	2,119	$2,107,770
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)
6.820%(c)	10/15/34	1,500	1,485,142
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.717%(c)	04/22/30	12,250	12,168,602
Series 2019-01A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
7.357%(c)	04/22/30	300	294,690
Series 2019-01A, Class CR, 144A, 3 Month SOFR + 2.612% (Cap N/A, Floor 2.350%)
7.957%(c)	04/22/30	250	244,193
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.790%(c)	10/15/34	4,000	3,976,363
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.692%(c)	04/26/31	3,194	3,184,972
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)
6.650%(c)	04/17/31	4,965	4,932,727
Series 2014-07RA, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.580%(c)	07/17/29	753	748,189
Series 2014-09A, Class A1A3, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.688%(c)	10/20/31	7,500	7,446,807
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.881%(c)	10/30/30	1,604	1,600,336
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.590%(c)	04/15/31	930	923,896
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.700%(c)	01/17/31	677	675,611
Series 2018-02A, Class A1A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)
6.670%(c)	07/16/31	1,277	1,275,007
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
7.438%(c)	07/20/34	588	578,180
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.750%(c)	10/15/34	6,000	5,943,364

A15

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 0.000%)
6.720%(c)	07/15/31		2,128	$2,115,608
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)
6.681%(c)	02/20/30		194	193,317
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.095%(c)	04/20/35		2,000	2,010,204
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.748%(c)	10/20/31		3,191	3,180,470
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.768%(c)	10/20/34		6,000	5,940,684
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.723%(c)	04/25/31		3,026	3,017,567
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.682%(c)	01/26/31		834	827,769
Series 2013-02RA, Class A1, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.000%)
6.520%(c)	04/15/29		268	266,828
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.513%(c)	01/17/32	EUR	7,500	7,779,030
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.551%(c)	04/25/30	EUR	736	766,792
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
4.525%(c)	02/20/30	EUR	2,240	2,330,394
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
6.530%(c)	04/16/31		286	285,473
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.811%(c)	10/29/34		4,530	4,489,037
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.793%(c)	07/25/34		2,128	2,100,730
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.810%(c)	01/17/30		945	939,488
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.817%(c)	04/23/32	2,547	$2,528,815
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.850%(c)	04/15/33	629	624,078
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.650%(c)	10/17/32	7,000	6,966,265
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.670%(c)	07/17/31	1,859	1,846,799
Series 2019-XA, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 0.000%)
6.758%(c)	07/20/32	2,705	2,682,060
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.720%(c)	01/17/31	1,148	1,142,358
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.737%(c)	07/24/32	12,290	12,240,981
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.780%(c)	10/15/34	2,995	2,967,616
			310,564,527
Consumer Loans — 0.0%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	117	114,968
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	218	210,358
Series 2022-X01, Class A, 144A
1.750%	02/15/27	38	37,700
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	66	63,238
Series 2022-A, Class A, 144A
1.710%	02/20/35	555	536,451
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31	185	159,733
Series 2021-02A, Class C, 144A
3.090%	04/20/32	200	162,862
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	300	269,166
Series 2023-02A, Class C, 144A
6.740%	09/15/36	100	99,562

A16

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2023-02A, Class D, 144A
7.520%	09/15/36	200	$199,115
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25	32	32,050
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30	100	97,663
Series 2021-01, Class C, 144A
1.610%	09/25/30	200	190,793
Series 2021-01, Class D, 144A
2.040%	09/25/30	200	187,843
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31	109	107,546
			2,469,048
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.074%(c)	05/25/34	18	17,173
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
6.934%(c)	03/25/43	8	7,871
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.134%(c)	09/25/34	13	10,759
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.074%(c)	08/25/33	15	14,419
			50,222
Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
8.234%(c)	06/25/24	235	228,508
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.034%(c)	02/25/34	4	3,811
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.666%(c)	10/25/34	9	8,728
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.484%(c)	11/25/34	4	4,041
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
5.826%(c)	11/25/60	EUR	217	$218,012
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
7.279%(c)	01/25/35		11	10,616
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.865%(c)	09/27/75	EUR	290	301,574
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.369%(c)	09/25/34		39	36,996
				583,778
Student Loans — 0.0%
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		64	58,972
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		115	105,350
				164,322

Total Asset-Backed Securities (cost $326,366,531)				317,886,270
Commercial Mortgage-Backed Securities — 0.1%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60		85	77,895
Series 2018-BN13, Class A4
3.953%	08/15/61		320	293,341
Series 2019-BN20, Class A2
2.758%	09/15/62		395	328,242
Series 2019-BN24, Class A3
2.960%	11/15/62		135	114,088
Series 2021-BN34, Class A5
2.438%	06/15/63		165	126,214
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52		285	247,845
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
7.147%(c)	09/15/38		200	186,631
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.797%(c)	09/15/38		450	419,074
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		790	653,399

A17

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		255	$231,416
Series 2019-CD08, Class A3
2.657%	08/15/57		705	582,888
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		286	264,385
Series 2016-C07, Class A2
3.585%	12/10/54		251	233,760
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48		575	547,153
Series 2017-C04, Class A3
3.209%	10/12/50		275	251,023
Series 2019-GC41, Class A4
2.620%	08/10/56		280	236,014
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46		82	81,421
Series 2014-UBS04, Class A3
3.430%	08/10/47		26	25,315
Series 2014-UBS06, Class A4
3.378%	12/10/47		183	177,930
Series 2015-LC21, Class A3
3.445%	07/10/48		417	402,243
Series 2015-LC23, Class A3
3.521%	10/10/48		365	351,394
Series 2016-COR01, Class A3
2.826%	10/10/49		336	307,958
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		215	194,060
Series 2018-CX12, Class A3 (original cost $220,902; purchased 07/09/21)(f)
3.959%	08/15/51		195	180,287
Series 2019-C17, Class A4
2.763%	09/15/52		105	87,281
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
7.219%(c)	08/07/30	GBP	400	476,845
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		228	207,849
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		140	106,502
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.787%(cc)	09/25/24		110	517
Series K052, Class X1, IO
0.763%(cc)	11/25/25		9,278	100,706
Series K055, Class X1, IO
1.473%(cc)	03/25/26		2,195	62,085
Series K097, Class X1, IO
1.220%(cc)	07/25/29		1,173	59,321
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series K131, Class X1, IO
0.830%(cc)	07/25/31		11,377	$503,449
Series K154, Class A2
4.350%(cc)	01/25/33		340	316,885
Series K159, Class A2
4.500%(cc)	07/25/33		250	235,342
Series K736, Class X1, IO
1.410%(cc)	07/25/26		157	4,399
Series K741, Class X1, IO
0.653%(cc)	12/25/27		154	2,982
Freddie Mac Multifamily Certificates,
Series K160, Class A2
4.500%	12/25/33		265	248,185
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
7.547%(c)	10/15/36		260	240,553
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
8.997%(c)	10/15/36		420	379,125
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47		120	116,548
Series 2019-GC42, Class A3
2.749%	09/10/52		625	528,442
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47		521	503,546
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month SOFR + 2.754% (Cap N/A, Floor 2.640%)
8.087%(c)	06/15/38		800	675,260
Series 2021-NYAH, Class H, 144A, 1 Month SOFR + 3.504% (Cap N/A, Floor 3.390%)
8.837%(c)	06/15/38		435	358,995
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.213%(c)	03/15/39		300	284,948
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.663%(c)	03/15/39		850	808,179
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49		140	128,311
Series 2019-H07, Class A3
3.005%	07/15/52		50	42,682
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36		500	417,483
ONE Mortgage Trust,
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)
7.196%(c)	03/15/36		110	100,192
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.319%(c)	08/17/31	GBP	1,311	1,492,838

A18

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4 (original cost $367,936; purchased 07/09/21)(f)
4.030%	08/15/51		325	$298,169
Series 2019-C16, Class A3
3.344%	04/15/52		280	249,264
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		41	40,837
Series 2017-C38, Class A4
3.190%	07/15/50		248	225,724
Series 2017-C41, Class A3
3.210%	11/15/50		420	376,023
Series 2019-C49, Class A3
3.749%	03/15/52		375	352,641
Series 2019-C52, Class A4
2.643%	08/15/52		180	152,824
Series 2021-C59, Class A5
2.626%	04/15/54		100	78,917

Total Commercial Mortgage-Backed Securities (cost $19,434,784)				16,777,825
Corporate Bonds — 2.9%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24		1,875	1,845,724
2.196%	02/04/26		471	432,695
3.625%	02/01/31		815	702,559
5.705%	05/01/40		200	184,438
5.805%	05/01/50		330	298,788
5.930%	05/01/60		100	89,966
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26		125	120,745
7.500%	03/15/25		203	202,492
7.500%	02/01/29		100	94,750
7.875%	04/15/27		3,395	3,302,113
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25		270	267,903
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29(a)		170	148,267
				7,690,440
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	815	731,893
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	204	195,658
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		2,235	$1,898,575
				2,826,126
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		64	62,736
5.750%	04/20/29		85	78,944
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,390	1,286,240
4.625%	04/15/29		335	288,210
				1,716,130
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)		20	18,372
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31(a)		185	147,217
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		1,810	1,741,202
				1,906,791
Auto Manufacturers — 0.1%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.500%	09/20/33		455	431,121
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)		750	576,812
4.750%	01/15/43		332	242,225
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.664%	09/08/24		1,475	1,427,048
4.000%	11/13/30		363	302,568
6.800%	05/12/28(a)		675	674,031
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		285	254,579
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	11/26/25		335	332,858
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		205	157,607
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	696,343
				5,095,192

A19

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		52	$50,764
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		380	304,846
4.500%	02/15/32		350	271,383
5.625%	06/15/28(a)		475	434,630
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		725	589,623
				1,651,246
Banks — 0.5%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	700	409,535
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	11,500	1,660,181
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28		200	184,348
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		400	376,000
Gov’t. Gtd. Notes, EMTN
4.000%	09/08/27	EUR	200	208,450
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		595	456,820
5.933%(ff)	09/15/27		305	302,901
Sr. Unsec’d. Notes, MTN
2.972%(ff)	02/04/33		10	7,886
3.194%(ff)	07/23/30		103	88,016
3.970%(ff)	03/05/29		575	526,529
4.271%(ff)	07/23/29		55	50,664
4.827%(ff)	07/22/26		305	297,443
Sub. Notes
2.482%(ff)	09/21/36		175	127,915
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN
5.224%(ff)	11/21/25		335	332,088
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.750%	02/02/26		320	312,049
Sr. Unsec’d. Notes, MTN
3.450%	04/11/25		265	255,381
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, EMTN
3.750%	02/01/33	EUR	200	200,895
4.375%	05/02/30	EUR	100	103,742
Sub. Notes
3.875%(ff)	06/16/32	EUR	900	896,224
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	430	$339,481
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	250	234,716
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	200	206,060
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29		275	226,664
5.335%(ff)	06/12/29		450	436,849
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	200	169,980
2.125%(ff)	01/23/27	EUR	1,000	997,995
3.875%(ff)	01/10/31	EUR	400	414,059
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		1,140	1,034,086
Sr. Unsec’d. Notes, EMTN
4.750%(ff)	06/14/34	EUR	400	416,343
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25	EUR	400	398,829
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		800	784,893
Cie de Financement Foncier SA (France),
Covered Bonds, Series DOM
0.875%	09/11/28	EUR	1,600	1,482,542
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		425	364,092
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		115	104,265
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		440	385,308
Sr. Unsec’d. Notes
3.980%(ff)	03/20/30		11	9,879
4.075%(ff)	04/23/29		1,360	1,250,781
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		305	276,622
Sub. Notes
6.174%(ff)	05/25/34		380	364,330
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31	EUR	2,600	2,083,133
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	300	181,304
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
6.316%(ff)	10/03/29		305	304,897
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28	EUR	100	88,656
3.875%	11/28/34	EUR	300	300,733

A20

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, EMTN
4.750%(ff)	06/21/30	EUR	1,085	$1,139,064
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	1,140	1,180,774
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		295	257,860
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	952,533
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	135,549
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	660	360,143
6.100%	02/21/33	AUD	400	257,985
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29		75	74,038
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	200	190,878
3.400%	08/18/25	CNH	1,000	136,350
3.500%	07/02/25	CNH	1,000	136,147
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		200	203,002
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		400	327,623
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		1,095	820,276
3.375%	03/27/25	EUR	2,060	2,152,927
4.482%(ff)	08/23/28		170	160,848
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
0.641%(ff)	09/24/29	EUR	670	582,414
3.000%(ff)	07/22/28	GBP	975	1,051,823
Sr. Unsec’d. Notes, EMTN
4.787%(ff)	03/10/32	EUR	200	207,863
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29		670	655,984
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	700	609,576
3.869%(ff)	03/28/26		300	289,313
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
7.778%(ff)	06/20/54		200	179,506
Israel Discount Bank Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
5.375%	01/26/28		360	349,330
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		585	547,880
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	970	$1,097,078
1.953%(ff)	02/04/32		35	26,514
2.069%(ff)	06/01/29		830	699,081
2.545%(ff)	11/08/32		250	193,458
3.702%(ff)	05/06/30		147	131,038
4.452%(ff)	12/05/29		282	262,758
4.851%(ff)	07/25/28		305	294,043
5.299%(ff)	07/24/29		480	467,079
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, EMTN
4.375%(ff)	04/19/30	EUR	400	416,270
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	1,578	1,587,726
4.125%	07/15/33		3,484	3,312,107
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	882	630,348
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34		360	311,917
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	300	296,685
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	650	608,568
3.620%(ff)	04/17/25		325	319,784
4.656%(ff)	03/02/29	EUR	250	263,798
5.123%(ff)	02/01/29		130	125,247
5.449%(ff)	07/20/29		150	146,183
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		100	58,125
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		860	701,782
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32		5	3,709
2.943%(ff)	01/21/33		340	267,227
3.622%(ff)	04/01/31		5	4,303
5.250%(ff)	04/21/34		320	297,177
Sub. Notes
2.484%(ff)	09/16/36		275	200,958
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	2,569	2,444,006
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	136,953
Gtd. Notes, MTN
4.900%	02/01/28	AUD	300	188,686
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.889%(ff)	06/09/32		365	275,675
Sr. Unsec’d. Notes, EMTN
0.250%	07/08/27	EUR	800	727,336
1.250%	12/07/27	GBP	400	399,687

A21

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	$953,904
State Street Corp.,
Sr. Unsec’d. Notes
5.272%	08/03/26		515	510,243
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26		325	320,152
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34		60	56,541
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34		95	89,491
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
2.875%(ff)	04/02/32	EUR	100	91,075
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		670	593,108
6.246%(ff)	09/22/29		765	756,311
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	360	258,253
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		820	750,425
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34		910	852,241
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	745	743,965
Sr. Unsec’d. Notes, MTN
4.897%(ff)	07/25/33		85	76,948
5.557%(ff)	07/25/34		650	615,947
5.574%(ff)	07/25/29		345	336,542
				56,513,702
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		805	737,627
4.900%	02/01/46		510	442,402
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28		50	47,269
4.350%	06/01/40		220	186,296
4.439%	10/06/48		230	188,776
5.550%	01/23/49		125	120,042
Diageo Capital PLC (United Kingdom),
Gtd. Notes
5.200%	10/24/25		200	198,725
5.300%	10/24/27		1,045	1,041,536
				2,962,673
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/33		90	$79,811
5.150%	03/02/28		745	732,407
5.250%	03/02/30		290	283,221
5.600%	03/02/43		95	88,369
5.650%	03/02/53		135	126,182
5.750%	03/02/63		65	60,025
				1,370,015
Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		530	480,818
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		151	145,345
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		175	141,750
Sika Capital BV (Switzerland),
Gtd. Notes
1.500%	04/29/31	EUR	570	503,921
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,810	1,670,616
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31		140	108,171
4.375%	07/15/30		1,142	945,876
				3,996,497
Chemicals — 0.0%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	1,500	1,339,204
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		200	171,026
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		210	203,943
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	09/01/29		325	340,923
Synthos SA (Poland),
Sr. Sec’d. Notes, 144A
2.500%	06/07/28	EUR	218	182,455
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		45	34,926
				2,272,477

A22

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		845	$633,264
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		965	796,125
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes
2.000%	12/04/28	EUR	560	517,434
2.000%	01/15/30	EUR	600	528,533
Sr. Unsec’d. Notes, EMTN
2.250%	01/25/32	EUR	580	490,317
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	200	197,830
4.250%	09/25/30	GBP	300	320,521
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.900%	05/01/33		435	407,645
5.400%	05/01/53		85	78,137
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		600	636,512
GTCR W-2 Merger Sub LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	200,253
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	2,630	2,305,202
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		206	127,561
S&P Global, Inc.,
Gtd. Notes
2.450%	03/01/27		340	309,697
2.700%	03/01/29		450	393,892
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,035	835,161
3.875%	02/15/31(a)		75	62,394
4.875%	01/15/28(a)		600	561,609
5.250%	01/15/30		1,810	1,669,872
				11,071,959
Computers — 0.0%
NCR Atleos Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		446	431,393
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		1,565	1,337,628
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		430	$385,197
American Express Co.,
Sub. Notes
5.625%(ff)	07/28/34		260	245,667
BlackRock, Inc.,
Sr. Unsec’d. Notes
4.750%	05/25/33		505	473,365
BPCE SFH SA (France),
Covered Bonds
1.125%	04/12/30	EUR	1,400	1,264,403
3.000%	10/17/29	EUR	1,300	1,325,056
Capital One Financial Corp.,
Sr. Unsec’d. Notes
6.312%(ff)	06/08/29		610	596,309
6.377%(ff)	06/08/34		235	221,445
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	2,984	2,892,366
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	2,255	2,124,094
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24		211	201,377
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32		400	292,427
4.600%	03/15/33(a)		355	325,320
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		750	569,629
LeasePlan Corp. NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.125%	05/06/25	EUR	700	714,707
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29		124	107,963
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27(a)		2,000	1,890,970
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.500%	04/19/32		1,315	1,137,496
4.000%	04/20/28		510	485,070
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		2,145	2,097,463
8.250%	10/01/23		724	724,000
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	1,547	1,547,680
Gtd. Notes, 144A
1.250%	09/27/30		3,428	2,638,178
1.850%	05/03/32	EUR	1,096	988,480

A23

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
2.000%	04/16/31		2,438	$1,949,896
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	2,619	2,346,276
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		484	391,178
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	600	528,141
Toll Road Investors Partnership II LP,
Insured Notes, 144A
5.185%(s)	02/15/43		193	63,435
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/29	EUR	250	239,891
				28,767,479
Electric — 0.3%
Alabama Power Co.,
Sr. Unsec’d. Notes, Series B
3.700%	12/01/47		80	56,267
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		15	12,010
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	997	879,291
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		333	270,976
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		610	491,179
4.500%	02/15/28		995	897,310
5.250%	06/01/26		146	141,232
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		35	29,306
5.000%	02/01/31		460	372,495
5.125%	03/15/28		2,231	1,986,767
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		635	530,559
Commonwealth Edison Co.,
First Mortgage
5.300%	02/01/53		115	105,573
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		160	99,884
4.500%	05/15/58		10	7,583
6.150%	11/15/52		220	222,123
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		225	165,558
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23		2,310	2,290,622
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60		65	$33,927
3.600%	08/15/32		160	138,375
4.200%	09/01/52		205	159,640
ContourGlobal Power Holdings SA (United Kingdom),
Sr. Sec’d. Notes, 144A
3.125%	01/01/28	EUR	100	86,661
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		224	211,279
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		125	118,388
4.500%	08/15/32		245	220,306
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	700	717,810
Sr. Unsec’d. Notes, EMTN
2.000%	09/28/37	EUR	500	388,651
3.625%	01/11/30	EUR	1,700	1,743,097
4.000%	01/11/35	EUR	300	302,293
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		2,000	1,818,780
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26(a)		245	239,517
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30		69	56,005
Sr. Unsec’d. Notes, Series C
5.100%	07/15/47		139	117,962
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	700	668,480
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	522,810
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		45	43,782
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	455	462,590
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
5.809%	06/12/33		200	194,131
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	220	190,939
3.245%	03/30/34	EUR	120	110,206
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		141	81,064

A24

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30		140	$108,997
5.783%	09/16/52		265	244,320
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		989	927,091
Gtd. Notes, 144A
3.375%	02/15/29		125	100,888
3.625%	02/15/31		1,134	860,204
3.875%	02/15/32		35	26,251
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		325	318,270
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		455	412,250
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	700	686,308
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31	CAD	400	203,742
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		165	105,924
4.950%	07/01/50		125	93,319
6.100%	01/15/29		535	521,734
6.150%	01/15/33		170	161,296
6.400%	06/15/33		240	231,546
6.750%	01/15/53		230	215,957
Sr. Sec’d. Notes
3.250%	06/01/31		190	151,161
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	400	322,136
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		415	321,895
Sempra,
Sr. Unsec’d. Notes
3.300%	04/01/25		215	206,648
3.700%	04/01/29		15	13,491
Southern California Edison Co.,
First Mortgage
5.650%	10/01/28		75	74,926
5.850%	11/01/27		125	125,642
5.950%	11/01/32		155	154,707
First Ref. Mortgage
4.650%	10/01/43		8	6,501
First Ref. Mortgage, Series 08-A
5.950%	02/01/38		11	10,619
First Ref. Mortgage, Series C
4.125%	03/01/48		6	4,420
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33		400	377,669
5.500%	03/15/29		735	730,278
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
5.700%	03/15/34		360	$353,131
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		67	53,760
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
5.700%	08/15/53		215	201,793
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		750	689,873
8.000%(ff)	10/15/26(oo)		2,500	2,399,224
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		3,630	3,337,880
5.500%	09/01/26		10	9,525
5.625%	02/15/27		10	9,474
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		325	317,146
				32,275,424
Electrical Components & Equipment — 0.0%
Schneider Electric SE,
Sr. Unsec’d. Notes, EMTN
1.500%	01/15/28	EUR	200	193,405
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	1,010	1,026,928
4.125%	11/02/34	EUR	685	707,703
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		75	60,610
				1,795,241
Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	815	685,174
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	176,031
2.000%	02/15/33	EUR	2,100	1,707,011
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	400	342,540
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	975	974,650
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		256	231,711
5.500%	07/31/47		200	152,128
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		294	266,105

A25

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		325	$264,407
				4,799,757
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		400	389,012
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29		1,300	1,102,151
Caesars Resort Collection LLC/CRC Finco, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	07/01/25		275	274,042
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		600	598,716
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)		1,000	740,287
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		305	294,050
3.755%	03/15/27		525	484,606
4.054%	03/15/29		85	75,822
4.279%	03/15/32(a)		170	144,276
5.050%	03/15/42(a)		470	363,562
5.141%	03/15/52		175	129,835
6.412%	03/15/26		610	609,935
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		30	26,225
				5,232,519
Environmental Control — 0.0%
Veralto Corp.,
Gtd. Notes, 144A
5.350%	09/18/28		450	444,776
5.450%	09/18/33		370	358,268
5.500%	09/18/26		765	761,687
				1,564,731
Foods — 0.1%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		625	523,265
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,210	3,398,620
4.500%	02/16/26	GBP	160	172,644
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	1,700	1,577,572
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,019	945,615
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
5.125%	02/01/28		540	$513,705
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		325	277,829
4.375%	01/31/32		725	607,657
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		275	249,215
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		625	520,476
				8,786,598
Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		185	152,394
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		549	514,610
5.875%	08/20/26		100	96,067
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		272	229,902
National Gas Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	300	235,550
Southern California Gas Co.,
First Mortgage
6.350%	11/15/52		275	281,450
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47		100	75,460
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	700	577,380
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29	EUR	475	414,203
				2,424,622
Healthcare-Products — 0.0%
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		300	297,508
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	435	402,099
2.650%	06/01/30		53	44,298
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24(a)		460	457,717

A26

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,190	$1,005,475
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		675	583,523
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.650%	11/21/34	EUR	200	200,434
				2,991,054
Healthcare-Services — 0.1%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		141	109,812
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		697	574,743
3.910%	10/01/50		28	19,759
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		135	102,739
4.625%	06/01/30		1,945	1,596,097
HCA, Inc.,
Gtd. Notes
3.625%	03/15/32		535	443,662
4.625%	03/15/52		255	191,325
5.000%	03/15/24		1,550	1,541,764
5.875%	02/01/29		140	137,525
5.900%	06/01/53		195	174,804
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27		25	21,501
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25		1,205	1,112,051
Roche Holdings, Inc.,
Gtd. Notes, 144A
1.930%	12/13/28		675	575,587
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)		1,300	1,220,024
Sr. Sec’d. Notes
4.250%	06/01/29		325	279,908
4.375%	01/15/30		100	86,132
4.875%	01/01/26		20	19,176
5.125%	11/01/27(a)		1,055	981,461
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		243	156,554
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41		55	38,800
3.500%	08/15/39		110	84,468
4.000%	05/15/29		210	196,514
4.375%	03/15/42		100	83,581
4.750%	07/15/45		34	29,456
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.750%	05/15/52		40	$34,049
5.200%	04/15/63		200	178,407
5.250%	02/15/28		230	230,338
5.875%	02/15/53		75	75,301
				10,295,538
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		1,622	1,528,530
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		25	22,844
7.250%	10/15/29		799	748,371
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		195	174,763
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,635	1,336,612
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		55	54,133
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,250	1,064,250
5.250%	12/15/27		21	19,085
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		261	248,871
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		824	719,999
				5,917,458
Housewares — 0.0%
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		500	319,862
Insurance — 0.1%
Allianz SE (Germany),
Sub. Notes
5.824%(ff)	07/25/53	EUR	300	318,478
Allstate Corp. (The),
Sr. Unsec’d. Notes
5.250%	03/30/33		175	165,146
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	975	1,005,955
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		170	163,080
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		440	355,538

A27

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.700%	09/15/53		420	$405,661
Northwestern Mutual Global Funding,
Sec’d. Notes, 144A
1.750%	01/11/27		50	44,202
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		188	158,332
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	650	703,528
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	500	421,223
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		675	444,412
				4,185,555
Internet — 0.1%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.625%	11/12/28	EUR	585	605,700
4.250%	05/15/29	EUR	985	1,045,407
4.500%	11/15/31	EUR	595	634,960
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.800%	05/15/30		230	223,862
5.600%	05/15/53		705	667,705
5.750%	05/15/63		115	108,318
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		400	254,736
United Group BV (Slovenia),
Sr. Sec’d. Notes
3.625%	02/15/28	EUR	300	263,098
Sr. Sec’d. Notes, 144A
4.625%	08/15/28	EUR	100	89,800
5.250%	02/01/30	EUR	600	521,419
				4,415,005
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	400	372,752
Iron/Steel — 0.0%
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28		200	198,758
Leisure Time — 0.0%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		275	253,000
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		125	123,533
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26	550	$519,062
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	875	798,612
			1,694,207
Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	765	616,595
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27(a)	50	47,562
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	405	391,824
3.500%	08/18/26	140	127,378
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31	520	418,133
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27(a)	1,400	1,305,762
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	725	672,394
			3,579,648
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28	123	108,886
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	250	251,283
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26(a)	515	507,526
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	500	487,137
			1,245,946
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	690	541,519
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	481	383,026
4.250%	01/15/34	900	663,634
4.500%	08/15/30	107	87,766
4.500%	06/01/33	285	218,038
4.750%	03/01/30(a)	405	340,603
5.000%	02/01/28	85	77,160

A28

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
5.125%	05/01/27		315	$293,385
5.375%	06/01/29		200	179,460
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		695	415,475
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25		100	99,533
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31		240	169,869
5.500%	04/15/27(a)		1,200	1,028,456
Sr. Unsec’d. Notes
5.250%	06/01/24(a)		250	237,757
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,200	638,759
5.750%	01/15/30(a)		825	461,945
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A (original cost $516,750; purchased 08/30/22)(f)
5.375%	08/15/26(d)		2,650	62,780
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49		325	248,372
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		100	55,240
5.875%	11/15/24		200	186,139
7.750%	07/01/26		2,115	1,584,517
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		575	576,979
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	05/15/29	GBP	860	902,256
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	590	503,700
				9,956,368
Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	465	478,662
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
5.125%	02/02/33		400	368,656
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		201	165,071
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes
6.200%	04/14/52		200	167,228
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		200	180,040
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining (cont’d.)
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		45	$40,155
3.875%	08/15/31		124	98,916
				1,498,728
Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33		235	212,345
4.700%	08/23/52		145	124,989
				337,334
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	200	212,429
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	765	773,872
Sr. Unsec’d. Notes, 144A, EMTN
4.600%	01/30/37	CAD	300	211,461
Sr. Unsec’d. Notes, 144A, MTN
3.590%(s)	05/28/37	CAD	1,000	372,326
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	623	491,991
3.000%	10/14/33	EUR	2,060	2,096,589
				4,158,668
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		430	387,776
Oil & Gas — 0.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		425	340,244
Sr. Unsec’d. Notes, 144A
6.000%	06/13/33		485	469,517
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)		225	207,066
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		610	596,416
9.000%	11/01/27		25	31,670
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	120	88,842
3.625%(ff)	03/22/29(oo)	EUR	650	597,552
Gtd. Notes, EMTN
1.231%	05/08/31	EUR	235	200,480
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		134	118,431

A29

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		476	$447,750
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		225	221,678
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		250	254,347
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.250%	05/01/26		675	661,545
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		444	441,260
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		150	144,699
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25		350	336,873
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.250%	04/06/24	GBP	500	512,442
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		353	335,292
7.300%	08/15/31		310	328,516
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		106	95,887
6.000%	04/15/30		425	382,555
6.000%	02/01/31		106	93,246
6.250%	04/15/32		550	488,194
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		30	28,012
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24		132	132,698
7.500%	05/01/31		60	63,450
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	1,100	1,178,440
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	200	162,768
4.875%	02/21/28	EUR	1,700	1,439,010
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		200	158,246
QatarEnergy (Qatar),
Sr. Unsec’d. Notes
3.125%	07/12/41		200	137,630
3.300%	07/12/51		400	258,412
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)		440	$426,578
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		585	468,551
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41		100	67,425
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32		450	386,042
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	650	573,956
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31	EUR	300	251,033
				13,126,753
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29(a)		950	923,875
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26		53	50,987
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		675	586,682
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		325	288,469
				1,850,013
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		200	163,283
4.250%	11/21/49		363	287,504
4.700%	05/14/45		25	21,336
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
6.450%	09/15/37		140	150,832
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		220	111,692
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		90	36,479
5.000%	02/15/29		445	175,775
5.250%	01/30/30		1,810	679,881
5.250%	02/15/31		361	138,534
6.250%	02/15/29		2,160	853,200

A30

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	15	$9,490
3.550%	03/15/42	95	71,305
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26	1,170	1,163,667
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.000%	02/27/26	1,180	1,174,910
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	275	240,625
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51	75	45,306
4.500%	05/17/33	125	116,950
5.000%	05/17/53	175	159,468
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	375	326,268
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	375	300,723
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26	780	761,803
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	465	341,473
			7,330,504
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	1,225	1,122,093
7.875%	05/15/26	365	367,165
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
6.055%	08/15/26	505	506,549
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	260	256,068
6.036%	11/15/33	300	293,084
6.497%	08/15/43	175	169,991
6.544%	11/15/53	120	117,230
Enbridge, Inc. (Canada),
Gtd. Notes
5.969%	03/08/26	1,000	989,443
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,930	1,665,110
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	695	640,006
Sr. Unsec’d. Notes
5.400%	10/01/47	420	345,429
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.160%	03/31/34		255	$212,069
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38		405	396,301
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		446	421,752
5.200%	03/01/47		325	264,788
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49		590	423,600
5.550%	11/01/26		100	99,348
5.650%	11/01/28		205	202,328
5.800%	11/01/30		75	73,396
6.050%	09/01/33		550	540,513
6.100%	11/15/32		195	192,574
6.350%	01/15/31		370	371,571
6.625%	09/01/53		145	141,895
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		448	395,453
7.500%	10/01/25		240	239,413
Targa Resources Corp.,
Gtd. Notes
6.500%	02/15/53		370	353,180
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		25	21,031
4.125%	08/15/31		25	20,519
6.250%	01/15/30		210	200,268
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25		35	33,532
4.050%	02/01/30		540	470,969
5.250%	02/01/50		20	15,474
5.300%	03/01/48		30	23,455
5.450%	04/01/44		175	141,181
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		6	5,160
3.750%	06/15/27		155	144,193
4.500%	11/15/23		1,402	1,398,702
4.550%	06/24/24		317	313,591
5.650%	03/15/33		140	135,356
				13,723,780
Real Estate — 0.1%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	1,000	973,156
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	815	582,394

A31

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	300	$248,887
1.625%	04/20/30	EUR	100	78,030
2.200%	07/24/25	EUR	975	965,087
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		1,835	1,616,549
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	975	880,786
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	267,204
3.200%	08/14/27	CNH	5,000	673,505
				6,285,598
Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29		695	618,767
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	975	875,455
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		325	225,125
9.750%	06/15/25		150	144,781
Sr. Unsec’d. Notes
4.750%	05/01/24		175	165,363
4.750%	02/15/28(a)		1,406	1,020,959
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	349,604
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25(a)	EUR	705	650,328
4.625%	08/01/29(a)		205	145,314
5.000%	10/15/27		20	15,488
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	515	530,150
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	400	420,024
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		120	100,125
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		750	666,101
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		375	343,783
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		40	$38,312
4.125%	08/15/30		5	4,235
4.250%	12/01/26		20	18,631
4.500%	09/01/26		95	89,487
4.500%	01/15/28		305	279,253
4.625%	06/15/25(a)		50	48,320
5.625%	05/01/24		5	4,976
5.750%	02/01/27		5	4,843
Welltower OP LLC,
Gtd. Notes
4.800%	11/20/28	GBP	650	742,222
				7,501,646
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		350	314,531
CK Hutchison International 23 Ltd. (United Kingdom),
Gtd. Notes, 144A
4.875%	04/21/33		505	469,862
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	450	458,970
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	3,630	3,714,979
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		1,500	1,272,167
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		325	240,704
3.875%	10/01/31		325	228,303
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		110	94,320
3.300%	04/15/40		345	256,494
4.950%	09/15/52(a)		80	71,550
McDonald’s Corp.,
Sr. Unsec’d. Notes, GMTN
4.250%	03/07/35	EUR	200	209,691
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29		229	192,568
				7,524,139
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		100	87,223
Gtd. Notes, 144A
1.950%	02/15/28		268	228,409
2.600%	02/15/33		550	410,162
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		45	35,292

A32

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
4.150%	04/15/32(a)		210	$181,769
Intel Corp.,
Sr. Unsec’d. Notes
4.875%	02/10/26		495	488,791
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29		275	272,493
SK Hynix, Inc. (South Korea),
Sr. Unsec’d. Notes
6.500%	01/17/33		400	390,444
				2,094,583
Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
6.250%	11/09/32		160	161,883
Telecommunications — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		360	316,508
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30		200	166,884
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	127	119,773
1.700%	03/25/26		530	480,858
2.550%	12/01/33		100	73,402
3.500%	06/01/41		122	84,761
3.550%	09/15/55		325	199,216
3.950%	04/30/31	EUR	500	506,941
5.539%	02/20/26		640	635,383
British Telecommunications PLC (United Kingdom),
Gtd. Notes, EMTN
1.125%	09/12/29	EUR	270	239,841
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		300	228,750
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	1,425	1,428,729
Koninklijke KPN NV (Netherlands),
Sr. Unsec’d. Notes, GMTN
3.875%	07/03/31	EUR	600	611,994
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	700	702,864
PPF Telecom Group BV (Netherlands),
Sr. Unsec’d. Notes, EMTN
3.250%	09/29/27	EUR	199	195,756
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		40	46,308
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		255	259,013
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
7.625%	03/01/26		15	$15,433
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes
3.875%	02/20/25	GBP	3,200	2,934,350
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41		365	241,753
3.875%	04/15/30		500	442,586
4.950%	03/15/28		315	305,644
5.050%	07/15/33		135	125,031
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	05/30/31		500	329,743
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.500%	07/15/31	GBP	2,150	2,049,908
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24		1,275	1,266,611
				14,008,040
Transportation — 0.0%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.100%	12/02/51		65	40,485
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	700	789,568
Forward Air Corp.,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		875	874,424
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	600	639,545
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	300	251,098
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	252	218,323
SNCF Reseau (France),
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	400	285,980
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		100	98,443
				3,197,866
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		333	281,269
3.250%	06/01/51		251	164,213
3.450%	05/01/50		27	18,402
4.200%	09/01/48		85	66,288

A33

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Water (cont’d.)
Suez SACA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	05/24/34	EUR	300	$269,265
				799,437

Total Corporate Bonds (cost $366,304,656)				316,102,224
Floating Rate and Other Loans — 0.1%
Airlines — 0.0%
United Airlines, Inc.,
Class B Term Loan, 1 Month SOFR + 3.864%
9.182%(c)	04/21/28		789	791,390
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month SOFR + 4.114%
9.431%(c)	08/12/28		190	190,020
Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
9.180%(c)	03/01/29		1,703	1,660,426
Diversified Financial Services — 0.0%
Avolon TLB Borrower 1 U.S. LLC (Ireland),
Term B4 Loans, 1 Month SOFR + 1.600%
6.925%(c)	02/12/27		323	322,810
Hudson River Trading LLC,
Term Loan, 3 Month SOFR + 3.262%
8.631%(c)	03/20/28		905	898,567
				1,221,377
Media — 0.0%
Diamond Sports Group LLC,
Second Lien Term Loan, 6 Month SOFR + 3.500%
10.010%(c)	08/24/26		1,642	36,938
Retail — 0.0%
Great Outdoors Group LLC,
Term B-2 Loan, 3 Month SOFR + 4.012%
9.402%(c)	03/06/28		1,094	1,090,769
Telecommunications — 0.0%
Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%
8.981%(c)	05/27/24		933	837,629
Intelsat Jackson Holdings SA (Luxembourg),
Term B Loan, 3 Month SOFR + 4.250%
9.772%(c)	02/01/29		482	480,496
				1,318,125

Total Floating Rate and Other Loans (cost $6,620,421)				6,309,045
Municipal Bonds — 0.0%
California — 0.0%
California State University,
Taxable, Revenue Bonds, Series E
2.897%	11/01/51		625	412,705
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	115	$123,595
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	355	311,735
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	665	530,411
			1,378,446
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	120	122,734
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	275	288,196
			410,930
Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Sub-Series C
0.000%(cc)	11/01/43	394	203,672

Total Municipal Bonds (cost $2,250,855)			1,993,048
Residential Mortgage-Backed Securities — 0.0%
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 30 Day Average SOFR + 3.814% (Cap N/A, Floor 3.700%)
9.134%(c)	10/25/30	114	114,641
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.465%(c)	12/25/41	420	422,081
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.565%(c)	03/25/42	90	98,946
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.565%(c)	03/25/42	80	85,124
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.765%(c)	04/25/34	240	242,376
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.315%(c)	09/26/33	150	150,000
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.315%(c)	11/25/41	90	88,539
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
8.115%(c)	10/25/50	33	33,592

A34

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
7.965%(c)	01/25/51		90	$88,198
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.315%(c)	08/25/33		230	227,004
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.465%(c)	12/25/33		105	103,557
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.415%(c)	09/25/41		300	294,042
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.665%(c)	12/25/41		200	193,250
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.715%(c)	02/25/42		100	100,503
Freddie Mac REMIC,
Series 4910, Class MI, IO
4.000%	08/25/49		64	12,608
Series 5020, Class IH, IO
3.000%	08/25/50		299	48,534
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		670	610,487
Government National Mortgage Assoc.,
Series 2021-215, Class KA
2.500%	10/20/49		336	282,466
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.016%(c)	03/25/54		30	30,000
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.915%(c)	04/25/34		469	467,543
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.215%(c)	04/25/34		200	201,975
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
9.015%(c)	11/25/31		300	307,351

Total Residential Mortgage-Backed Securities (cost $4,222,590)				4,202,817
Sovereign Bonds — 1.6%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
1.875%	09/15/31		200	159,082
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	700	587,694
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 138
3.250%	04/21/29	AUD	2,771	$1,699,625
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	460	224,320
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	763	452,517
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	2,727	926,369
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	1,060	613,967
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	100	99,532
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	200	236,118
Benin Government International Bond (Benin),
Sr. Unsec’d. Notes, 144A
4.875%	01/19/32	EUR	184	144,000
Bonos de la Tesoreria de la Republica en pesos (Chile),
Bonds, 144A
6.000%	04/01/33	CLP	220,000	243,229
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		2,195	2,129,435
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	25	13,796
4.125%	09/23/29	EUR	200	206,018
4.625%	09/23/34	EUR	300	306,321
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	385	392,172
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	08/15/31	EUR	319	272,815
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	3,400	3,586,120
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	211,707
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
4.150%	06/15/33	CAD	550	393,935
Canadian Government Bond (Canada),
Bonds
0.250%	03/01/26	CAD	2,066	1,370,342
3.250%	09/01/28	CAD	207	145,690
3.500%	12/01/45	CAD	1,307	902,631
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	9,000	1,333,917
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	700	577,258

A35

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	2,910	$2,962,056
Colombian TES (Colombia),
Bonds, Series B
9.250%	05/28/42	COP	478,400	93,235
13.250%	02/09/33	COP	814,300	214,886
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	400	325,515
1.500%	06/17/31(a)	EUR	1,300	1,146,724
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,100	1,390,527
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	6,670	259,939
Bonds, Series 103
2.000%	10/13/33	CZK	3,170	107,424
Bonds, Series 121
1.200%	03/13/31	CZK	5,180	175,024
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	1,819	299,709
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	150	158,429
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	270	266,090
0.400%	01/26/26	EUR	380	374,738
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	787	597,815
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	265	268,238
0.000%	12/15/26	EUR	535	508,505
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	2,220	2,170,062
0.000%	04/22/31	EUR	440	360,983
0.000%	07/04/35	EUR	689	481,794
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	305	263,715
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	550	279,603
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.450%	06/25/26	CNH	1,000	133,688
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.000%	01/11/28		200	197,212
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.125%	04/15/52	EUR	205	86,664
3.000%	09/15/33	EUR	565	576,612
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
French Republic Government Bond OAT (France),
Bonds
0.000%	02/25/27	EUR	3,650	$3,471,484
0.000%	11/25/31	EUR	2,519	2,050,331
0.750%	02/25/28	EUR	1,112	1,061,552
0.750%	05/25/52	EUR	1,131	562,896
2.000%	11/25/32	EUR	256	242,546
Bonds, 144A
2.500%	05/25/43	EUR	1,136	984,975
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	391	254,392
Hellenic Republic Government Bond (Greece),
Bonds, 144A
0.750%	06/18/31	EUR	1,000	825,580
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	3,000	2,447,273
1.875%	01/24/52	EUR	1,600	945,350
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	90	96,101
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	2,000	279,833
Hungary Government Bond (Hungary),
Bonds, Series 27/A
3.000%	10/27/27	HUF	100,540	229,895
Bonds, Series 30/A
3.000%	08/21/30	HUF	65,120	136,793
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	1,820	1,427,310
Sr. Unsec’d. Notes, 144A
5.500%	06/16/34		200	182,138
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	700	613,888
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,820	1,707,781
1.100%	03/12/33	EUR	730	555,126
3.550%	03/31/32		200	172,550
4.150%	09/20/27		200	190,662
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,960	2,023,078
Indonesia Treasury Bond (Indonesia),
Bonds, Series 065
6.625%	05/15/33	IDR	3,900,000	246,289
Bonds, Series 089
6.875%	08/15/51	IDR	3,233,000	203,958
Bonds, Series 090
5.125%	04/15/27	IDR	9,034,000	559,108
Bonds, Series 092
7.125%	06/15/42	IDR	3,454,000	224,885
Bonds, Series 095
6.375%	08/15/28	IDR	10,263,000	657,748

A36

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Ireland Government Bond (Ireland),
Unsec’d. Notes
1.500%	05/15/50	EUR	241	$160,443
1.700%	05/15/37	EUR	474	400,911
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	1,985	481,628
Bonds, Series 0432
1.300%	04/30/32	ILS	590	122,425
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	200	159,459
6.875%	10/21/34	GBP	100	133,068
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 03Y
0.000%	08/15/24	EUR	3,382	3,458,338
Sr. Unsec’d. Notes, Series 05Y
0.000%	04/01/26	EUR	1,937	1,858,438
2.650%	12/01/27	EUR	3,166	3,168,855
Sr. Unsec’d. Notes, Series 10Y
2.500%	12/01/32	EUR	3,205	2,865,563
Sr. Unsec’d. Notes, Series 10Y, 144A
0.950%	12/01/31	EUR	2,029	1,631,100
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	495	270,676
Sr. Unsec’d. Notes, Series 34Y, 144A
1.500%	04/30/45	EUR	350	202,144
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	100	80,116
5.250%	03/22/30	EUR	150	132,268
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	185	148,215
6.625%	03/22/48	EUR	101	73,329
6.875%	10/17/40	EUR	352	274,656
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	240	248,590
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	227,500	1,039,563
Japan Government Ten Year Bond (Japan),
Bonds, Series 337
0.300%	12/20/24	JPY	638,400	4,288,945
Bonds, Series 339
0.400%	06/20/25	JPY	208,500	1,404,348
Bonds, Series 343
0.100%	06/20/26	JPY	87,100	582,957
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	219,950	1,697,923
Bonds, Series 56
0.800%	09/20/47	JPY	194,950	1,109,443
Bonds, Series 65
0.400%	12/20/49	JPY	426,700	2,118,681
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Japan Government Twenty Year Bond (Japan),
Bonds, Series 157
0.200%	06/20/36	JPY	30,500	$184,564
Bonds, Series 162
0.600%	09/20/37	JPY	182,200	1,140,803
Bonds, Series 174
0.400%	09/20/40	JPY	349,800	2,018,716
Bonds, Series 181
0.900%	06/20/42	JPY	368,500	2,266,659
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	470	353,256
2.375%	11/09/28	EUR	830	782,833
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 87, 144A
0.900%	06/22/29	EUR	486	454,174
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	1,213	990,801
Sr. Unsec’d. Notes, Series 98, 144A
3.300%	06/22/54	EUR	190	176,990
Sr. Unsec’d. Notes, Series 99, 144A
3.450%	06/22/43	EUR	633	626,959
Korea Housing Finance Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.625%	02/24/28		400	386,400
Korea Treasury Bond (South Korea),
Bonds, Series 2803
5.500%	03/10/28	KRW	798,850	628,004
Bonds, Series 4009
1.500%	09/10/40	KRW	1,233,820	634,735
Bonds, Series 5203
2.500%	03/10/52	KRW	1,616,240	911,044
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	655,530	477,644
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	1,396,050	971,165
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	1,805,300	1,159,377
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	100	84,173
Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	200	156,655
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	600	538,531
Malaysia Government Bond (Malaysia),
Bonds, Series 0120
4.065%	06/15/50	MYR	699	139,251
Bonds, Series 0122
3.582%	07/15/32	MYR	1,712	354,083
Bonds, Series 0123
4.457%	03/31/53	MYR	267	56,977
Bonds, Series 0307
3.502%	05/31/27	MYR	5,171	1,093,617

A37

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	300	$321,882
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	7,015	347,283
5.750%	03/05/26	MXN	12,220	629,010
8.000%	07/31/53	MXN	2,056	96,546
Bonds, Series M20
7.500%	06/03/27	MXN	10,647	558,403
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	13,790	742,081
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	1,455	1,232,654
2.250%	08/12/36	EUR	400	296,808
3.771%	05/24/61		200	116,900
6.350%	02/09/35		600	585,834
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	1,096	1,050,101
0.000%	07/15/31	EUR	680	568,188
0.000%	01/15/38	EUR	1,402	929,830
0.000%	01/15/52	EUR	433	188,557
New Zealand Government Bond (New Zealand),
Bonds, Series 0427
4.500%	04/15/27	NZD	375	218,311
Bonds, Series 0429
3.000%	04/20/29	NZD	679	362,693
Bonds, Series 0433
3.500%	04/14/33	NZD	2,138	1,107,936
Bonds, Series 0534
4.250%	05/15/34	NZD	3,061	1,668,767
Bonds, Series 0551
2.750%	05/15/51	NZD	1,571	572,105
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 486, 144A
3.000%	08/15/33	NOK	23,043	1,987,920
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	882	199,106
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,275	977,942
2.750%	01/30/26	EUR	475	481,549
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	730	636,196
1.200%	04/28/33	EUR	767	604,169
1.750%	04/28/41	EUR	200	133,393
1.950%	01/06/32		400	304,500
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	472	358,727
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	475	455,967
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	588	$393,831
Unsec’d. Notes
3.100%	06/01/50	CAD	225	122,232
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37	CAD	235	169,070
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	200	100,867
4.200%	07/06/33		1,831	1,713,334
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	100	54,280
Province of Ontario (Canada),
Bonds
1.900%	12/02/51	CAD	300	123,435
Sr. Unsec’d. Notes
2.500%	04/27/26		682	639,487
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	3,003	3,140,270
Unsec’d. Notes
2.150%	06/02/31	CAD	1,300	801,583
3.450%	06/02/45	CAD	754	446,183
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.500%	09/01/31	CAD	600	348,746
2.750%	04/12/27(a)		1,019	946,944
Unsec’d. Notes
3.100%	12/01/51	CAD	385	209,895
3.500%	12/01/45	CAD	422	251,371
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	50	28,351
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
4.500%	03/09/33	AUD	1,395	868,046
4.500%	08/22/35	AUD	330	199,178
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	333	290,610
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26	EUR	423	415,446
1.500%	02/20/47	EUR	443	309,178
2.900%	05/23/29	EUR	682	708,015
2.900%	02/20/33	EUR	349	353,357
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	12/01/34	CAD	1,000	763,990
Republic of Cameroon International Bond (Cameroon),
Sr. Unsec’d. Notes
5.950%	07/07/32	EUR	153	107,230
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		3,500	2,995,703
4.000%	10/17/49		330	226,816

A38

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	718	$882,199
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		1,080	1,024,637
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	754	125,865
Bonds, Series 0527
3.750%	05/25/27	PLN	780	170,535
Bonds, Series 0726
2.500%	07/25/26	PLN	3,516	752,238
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.875%	10/04/33		275	254,958
5.500%	04/04/53		235	212,106
Romania Government Bond (Romania),
Bonds, Series 10Y
8.250%	09/29/32	RON	1,455	334,193
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	20	18,130
Sr. Unsec’d. Notes, 144A
6.625%	02/17/28		132	133,579
7.625%	01/17/53		36	36,680
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	20	16,402
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	400	319,429
2.000%	01/28/32	EUR	197	149,677
3.375%	01/28/50	EUR	94	58,478
3.875%	10/29/35	EUR	20	16,402
4.125%	03/11/39	EUR	70	55,616
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	150	92,859
2.750%	04/14/41	EUR	209	129,422
3.000%	02/27/27		240	217,992
Unsec’d. Notes, 144A, MTN
1.750%	07/13/30	EUR	174	138,952
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	400	294,292
Sr. Unsec’d. Notes, 144A
5.500%	10/25/32		200	199,694
Sr. Unsec’d. Notes, 144A, MTN
4.750%	01/18/28		400	390,036
4.875%	07/18/33		565	536,270
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	1,300	1,110,384
5.000%	01/18/53		200	165,754
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	102	82,718
3.125%	05/15/27	EUR	2,000	1,906,856
Singapore Government Bond (Singapore),
Bonds
2.625%	08/01/32	SGD	206	141,729
3.500%	03/01/27	SGD	865	634,165
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	217	$122,549
Slovakia Government Bond (Slovakia),
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	100	68,086
Unsec’d. Notes, Series 236
0.750%	04/09/30	EUR	282	244,307
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45	EUR	95	85,875
Bonds, Series RS91
3.625%	03/11/33	EUR	200	210,116
Slovenia Government International Bond (Slovenia),
Bonds, 144A
5.000%	09/19/33		1,045	1,010,296
Spain Government Bond (Spain),
Bonds, 144A
3.550%	10/31/33	EUR	878	900,190
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	619	429,089
1.000%	10/31/50(k)	EUR	3,665	1,812,589
1.200%	10/31/40(k)	EUR	800	531,414
1.500%	04/30/27	EUR	4,143	4,094,766
1.900%	10/31/52	EUR	521	321,391
2.900%	10/31/46	EUR	107	88,869
3.450%	07/30/43	EUR	544	503,759
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	494	339,791
Sweden Government Bond (Sweden),
Bonds, Series 1065
1.750%	11/11/33	SEK	8,385	689,224
Swiss Confederation Government Bond (Switzerland),
Bonds
1.250%	05/28/26	CHF	891	977,495
1.500%	04/30/42	CHF	352	409,993
3.250%	06/27/27	CHF	514	606,370
3.500%	04/08/33	CHF	505	672,426
Thailand Government Bond (Thailand),
Bonds
0.950%	06/17/25	THB	32,778	871,938
1.600%	12/17/29	THB	11,453	290,014
2.750%	06/17/52	THB	7,025	160,379
Sr. Unsec’d. Notes
4.875%	06/22/29	THB	10,646	321,805
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.750%	06/20/28(d)	EUR	1,940	533,277
United Kingdom Gilt (United Kingdom),
Bonds
0.875%	10/22/29	GBP	3,383	3,391,028
0.875%	07/31/33	GBP	1,403	1,230,895
1.500%	07/22/47	GBP	664	428,381
3.250%	01/22/44	GBP	1,153	1,114,687
4.000%	10/22/63	GBP	388	409,031
4.125%	01/29/27	GBP	2,060	2,476,761
4.250%	12/07/46	GBP	492	547,326

A39

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Unsec’d. Notes
3.750%	01/29/38	GBP	2,082	$2,285,334
3.750%	10/22/53	GBP	1,637	1,646,198
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	2,512	68,324
5.750%	10/28/34(a)		200	204,128
8.500%	03/15/28	UYU	2,926	72,694

Total Sovereign Bonds (cost $210,251,049)				173,214,660
U.S. Government Agency Obligations — 0.5%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		213	153,040
2.000%	12/01/35		533	458,280
2.000%	05/01/36		188	161,468
2.000%	06/01/36		84	72,516
2.000%	06/01/36		109	94,014
2.000%	03/01/51		36	27,950
2.000%	08/01/51		220	168,796
2.500%	06/01/30		43	39,479
2.500%	07/01/30		18	16,870
2.500%	11/01/35		53	47,128
2.500%	07/01/50		124	98,969
2.500%	07/01/50		206	164,893
2.500%	09/01/50		190	151,450
2.500%	11/01/50		228	182,311
2.500%	01/01/51		512	409,734
2.500%	02/01/51		70	56,217
2.500%	03/01/51		174	139,347
2.500%	07/01/51		52	41,634
2.500%	08/01/51		232	185,434
2.500%	09/01/51		286	228,813
3.000%	06/01/30		12	11,083
3.000%	09/01/35		44	39,355
3.000%	01/01/37		29	25,924
3.000%	02/01/37		46	41,511
3.000%	05/01/45		53	45,293
3.000%	08/01/46		135	114,625
3.000%	09/01/46		228	192,669
3.000%	02/01/47		91	77,006
3.500%	10/01/30		11	10,206
3.500%	08/01/42		57	50,943
3.500%	01/01/44		59	52,378
3.500%	07/01/45		62	54,218
3.500%	09/01/47		202	175,288
3.500%	11/01/47		375	328,328
3.500%	03/01/48		305	267,221
3.500%	02/01/52		136	117,171
4.000%	01/01/33		91	86,729
4.000%	03/01/34		65	62,630
4.000%	06/01/42		27	25,026
4.000%	09/01/44		56	50,748
4.000%	04/01/45		14	12,608
4.000%	05/01/45		38	34,715
4.000%	02/01/46		152	137,276
4.000%	05/01/46		45	41,302
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	01/01/47	62	$56,367
4.000%	04/01/52	1,925	1,715,771
4.500%	12/01/34	14	13,517
4.500%	03/01/41	73	68,585
4.500%	07/01/41	20	19,027
4.500%	03/01/44	25	23,337
4.500%	12/01/45	51	48,081
4.500%	09/01/50	350	326,235
4.500%	11/01/52	780	716,465
5.000%	02/01/42	69	67,164
5.000%	08/01/52	237	223,381
5.000%	01/01/53	693	654,598
5.500%	11/01/52	95	91,649
6.000%	12/01/52	160	159,276
6.000%	03/01/53	72	71,564
6.250%	07/15/32(k)	65	71,858
6.750%	03/15/31(k)	430	481,078
Federal Home Loan Mortgage Corp., MTN
1.749%(s)	12/14/29(k)	280	205,949
Federal National Mortgage Assoc.
1.500%	TBA	350	251,426
1.500%	11/01/41	196	151,578
2.000%	TBA	408	310,303
2.000%	07/01/30	26	22,892
2.000%	04/01/31	20	17,789
2.000%	05/01/36	93	80,131
2.000%	05/01/36	101	86,907
2.000%	05/01/36	164	141,986
2.000%	06/01/36	273	235,432
2.000%	08/01/36	34	29,438
2.000%	08/01/36	195	167,986
2.000%	09/01/36	146	125,943
2.000%	10/01/36	80	68,456
2.000%	12/01/36	94	81,024
2.000%	02/01/37	186	160,530
2.000%	03/01/37	533	459,957
2.000%	06/01/40	80	64,280
2.000%	11/01/40	20	16,595
2.000%	12/01/40	157	127,343
2.000%	11/01/41	636	510,279
2.000%	07/01/50	90	68,868
2.000%	09/01/50	646	494,367
2.000%	02/01/51	329	251,341
2.000%	02/01/51	3,726	2,846,733
2.000%	03/01/51	91	70,151
2.000%	03/01/51	115	88,612
2.000%	03/01/51	133	101,278
2.000%	05/01/51	372	284,427
2.000%	05/01/51	2,034	1,560,079
2.000%	07/01/51	573	437,326
2.000%	08/01/51	231	177,037
2.500%	TBA	1,781	1,413,457
2.500%	05/01/30	29	26,830
2.500%	06/01/30	12	10,548
2.500%	07/01/30	24	22,760
2.500%	07/01/30	29	26,087
2.500%	07/01/30	30	27,327

A40

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	02/01/36	429	$379,810
2.500%	05/01/36	385	339,895
2.500%	06/01/36	87	76,683
2.500%	09/01/36	183	162,048
2.500%	04/01/37	263	227,705
2.500%	06/01/40	263	218,797
2.500%	10/01/40	192	158,949
2.500%	11/01/40	203	169,074
2.500%	04/01/50	121	96,523
2.500%	07/01/50	22	17,875
2.500%	09/01/50	202	162,360
2.500%	11/01/50	302	243,929
2.500%	07/01/51	623	498,358
2.500%	09/01/51	531	425,874
2.500%	10/01/51	716	571,431
2.500%	11/01/51	390	313,264
2.500%	11/01/51	539	431,313
2.500%	12/01/51	195	156,386
2.500%	01/01/52	533	426,096
2.500%	03/01/52	149	119,253
2.500%	04/01/52	340	271,365
3.000%	TBA	65	58,789
3.000%	06/01/30	38	35,023
3.000%	07/01/30	26	24,456
3.000%	07/01/30	52	48,307
3.000%	09/01/30	26	24,644
3.000%	11/01/30	13	11,938
3.000%	03/01/31	43	40,349
3.000%	06/01/32	68	62,785
3.000%	07/01/33	43	39,035
3.000%	03/01/35	14	12,140
3.000%	05/01/35	135	122,218
3.000%	09/01/35	22	19,810
3.000%	02/01/37	24	21,013
3.000%	12/01/40	137	117,457
3.000%	05/01/45	191	161,296
3.000%	06/01/45	130	110,400
3.000%	07/01/45	39	32,893
3.000%	08/01/45	124	105,154
3.000%	01/01/46	21	18,164
3.000%	04/01/46	194	165,262
3.000%	10/01/46	46	39,057
3.000%	10/01/46	69	58,038
3.000%	11/01/46	176	148,421
3.000%	12/01/46	73	61,538
3.000%	12/01/46	300	253,215
3.000%	08/01/50	79	65,500
3.000%	08/01/50	178	148,047
3.000%	10/01/50	136	112,890
3.000%	12/01/50	186	154,932
3.000%	12/01/50	239	200,977
3.000%	05/01/51	305	255,561
3.000%	08/01/51	223	185,266
3.000%	12/01/51	232	192,947
3.000%	06/01/52	1,524	1,263,029
3.500%	TBA	125	115,568
3.500%	12/01/29	19	17,779
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	05/01/30	15	$13,863
3.500%	10/01/30	25	23,634
3.500%	02/01/36	66	60,151
3.500%	02/01/37	20	18,499
3.500%	06/01/43	134	118,853
3.500%	12/01/46	253	222,477
3.500%	08/01/47	34	29,581
3.500%	09/01/47	143	125,509
3.500%	09/01/47	194	170,409
3.500%	01/01/48	423	370,143
3.500%	03/01/48	173	151,199
3.500%	11/01/48	146	128,156
3.500%	10/01/50	1,804	1,570,437
3.500%	09/01/57	316	268,778
3.500%	05/01/58	123	104,397
4.000%	04/01/35	22	20,108
4.000%	03/01/41	47	43,284
4.000%	11/01/42	68	62,586
4.000%	06/01/44	26	23,973
4.000%	03/01/45	18	16,206
4.000%	01/01/46	57	51,690
4.000%	03/01/46	110	100,467
4.000%	04/01/47	53	48,111
4.000%	07/01/47	123	111,420
4.000%	12/01/47	150	136,548
4.000%	06/01/48	849	769,320
4.000%	02/01/49	179	161,548
4.000%	09/01/49	109	98,402
4.500%	TBA	50	45,906
4.500%	TBA	1,400	1,341,765
4.500%	08/01/40	26	24,721
4.500%	02/01/41	23	21,813
4.500%	06/01/41	69	64,641
4.500%	09/01/41	12	11,736
4.500%	01/01/42	37	34,959
4.500%	01/01/43	35	32,781
4.500%	03/01/44	15	14,206
4.500%	06/01/48	52	48,806
4.500%	01/01/51	149	139,121
5.000%	TBA	825	778,336
5.000%	05/01/38	36	35,409
5.000%	08/01/52	853	806,972
5.500%	TBA	664	641,668
5.500%	07/01/38	20	19,694
5.500%	05/01/39	25	24,896
5.500%	05/01/40	12	12,406
5.500%	10/01/52	181	175,938
5.500%	11/01/52	494	478,042
6.000%	TBA	550	542,781
6.000%	02/01/36	15	14,925
6.000%	11/01/38	13	13,573
6.000%	09/01/39	32	32,886
6.000%	06/01/40	19	18,875
6.000%	05/01/53	121	120,415
6.500%	TBA	425	426,926
6.625%	11/15/30(k)	405	448,195

A41

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	104	$64,174
Government National Mortgage Assoc.
2.000%	TBA	700	553,301
2.000%	10/20/50	288	229,284
2.000%	11/20/50	213	166,071
2.000%	08/20/52	535	423,130
2.500%	01/20/47	29	24,150
2.500%	09/20/51	446	364,760
2.500%	12/20/51	2,664	2,179,193
2.500%	10/20/52	1,585	1,296,047
3.000%	11/20/43	129	111,085
3.000%	01/15/45	17	14,157
3.000%	03/15/45	17	14,209
3.000%	01/20/47	166	142,773
3.000%	06/20/47	253	217,946
3.000%	08/20/47	103	88,688
3.000%	04/20/51	621	528,311
3.000%	05/20/51	66	56,127
3.000%	07/20/51	256	217,026
3.000%	09/20/51	156	132,225
3.000%	12/20/51	192	163,278
3.000%	01/20/52	635	538,184
3.500%	TBA	865	757,618
3.500%	04/15/45	17	15,050
3.500%	03/20/47	91	80,917
3.500%	07/20/47	480	426,328
3.500%	08/20/47	131	116,520
3.500%	09/20/47	26	22,655
3.500%	11/20/47	20	18,165
3.500%	12/20/47	19	17,114
3.500%	03/20/48	70	62,337
3.500%	11/20/51	45	39,444
4.000%	TBA	480	432,431
4.000%	03/15/44	37	34,013
4.000%	01/20/46	51	47,028
4.000%	02/20/46	18	16,367
4.000%	03/20/46	80	73,596
4.000%	07/20/47	141	129,088
4.000%	12/20/47	52	47,497
4.000%	11/20/48	208	190,191
4.500%	TBA	525	484,989
4.500%	10/15/41	20	19,104
4.500%	07/20/44	76	72,337
4.500%	04/20/45	87	82,203
5.000%	TBA	1,105	1,047,074
5.000%	06/15/38	11	10,943
5.000%	06/15/39	19	18,875
5.000%	12/15/39	16	15,213
5.000%	03/15/44	64	62,591
5.500%	TBA	1,075	1,043,170
Tennessee Valley Authority Generic Strips, Bonds
2.040%(s)	09/15/30	215	148,226

Total U.S. Government Agency Obligations (cost $62,582,575)			55,402,231
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 0.7%
U.S. Treasury Bonds
1.375%	11/15/40	56	$33,127
1.750%	08/15/41(a)(k)	36,679	22,844,140
2.000%	08/15/51	6,607	3,814,510
2.250%	05/15/41(h)(k)	37,495	25,725,085
2.375%	05/15/51(h)	220	139,597
2.875%	05/15/52(h)	306	217,069
4.000%	11/15/42(h)(k)	1,247	1,107,492
4.000%	11/15/52	3,376	2,993,562
U.S. Treasury Notes
1.250%	06/30/28(k)	605	518,079
1.875%	02/15/32(k)	40	32,487
2.375%	03/31/29(k)	90	80,128
2.750%	08/15/32(k)	80	69,275
2.875%	08/15/28(k)	5,027	4,641,335
3.250%	06/30/29(k)	480	446,062
3.750%	06/30/30	3,055	2,899,386
3.875%	11/30/29	10	9,585
3.875%	12/31/29	75	71,854
3.875%	08/15/33	1,669	1,576,944
4.625%	06/30/25	693	687,017
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38	625	308,325
1.961%(s)	11/15/40(k)	5,785	2,424,277
1.964%(s)	08/15/41(h)	7,655	3,074,559
2.069%(s)	05/15/43(k)	3,015	1,111,899
2.075%(s)	02/15/43	3,280	1,225,516
2.117%(s)	05/15/44	1,220	429,955
2.119%(s)	08/15/45(k)	6,235	2,073,381
2.122%(s)	08/15/44(k)	600	209,016
2.125%(s)	05/15/45(k)	640	215,000
3.930%(s)	02/15/41	1,120	462,350
4.836%(s)	11/15/43	8,245	2,972,709

Total U.S. Treasury Obligations (cost $110,468,848)			82,413,721

Total Long-Term Investments (cost $9,625,359,586)			9,655,481,762

	Shares
Short-Term Investments — 14.2%
Affiliated Mutual Funds — 12.9%
PGIM Core Ultra Short Bond Fund(wa)	1,256,009,680	1,256,009,680
PGIM Institutional Money Market Fund (cost $174,067,311; includes $173,130,639 of cash collateral for securities on loan)(b)(wa)	174,174,587	174,070,083

Total Affiliated Mutual Funds (cost $1,430,076,991)		1,430,079,763

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.4%
AT&T, Inc.
5.613%	11/21/23	3,575	3,546,131

A42

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Paper(n) (continued)
5.619%	11/20/23		3,300	$3,273,855
Consolidated Edison Co. of New York, Inc.
5.530%	10/24/23		4,350	4,333,340
Engie SA
5.411%	11/21/23		4,725	4,687,909
General Motors Financial Co., Inc.
5.751%	11/06/23		3,680	3,657,730
NiSource, Inc.
5.565%	10/03/23		5,100	5,096,925
Oracle Corp.
5.472%	10/05/23		2,500	2,497,759
O’Reilly Automotive, Inc.
5.574%	10/25/23		5,125	5,104,565
Ovintiv, Inc.
6.304%	10/20/23		3,475	3,463,221
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.553%	10/12/23		5,125	5,114,695
Virginia Electric & Power Co.
5.573%	11/01/23		3,100	3,084,325
Walt Disney Co.
5.619%	01/04/24		3,900	3,843,266

Total Commercial Paper (cost $47,718,243)				47,703,721
Foreign Treasury Obligation(n) — 0.1%
Japan Treasury Discount Bills, Series 1171
(0.121)%	10/23/23	JPY	1,764,600	11,809,298
(cost $12,449,221)
U.S. Treasury Obligation(k)(n) — 0.6%
U.S. Treasury Bills
5.330%	12/14/23		71,500	70,731,167
(cost $70,727,661)

	Shares
Unaffiliated Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	17,705,331	17,705,331
(cost $17,705,331)
Option Purchased*~ — 0.0%
(cost $29,848)		34,000

Total Short-Term Investments (cost $1,578,707,295)		1,578,063,280

TOTAL INVESTMENTS—101.3% (cost $11,204,066,881)		11,233,545,042

Liabilities in excess of other assets(z) — (1.3)%		(148,251,400)

Net Assets — 100.0%		$11,085,293,642

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
ANZ	Australia and New Zealand Banking Group
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BMO	BMO Capital Markets
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CA	Credit Agricole Securities Inc.
CBA	Commonwealth Bank of Australia
CDI	Chess Depository Interest
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
COOIS	Colombia Overnight Interbank Reference Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CWMC	CIBC World Markets Corp

A43

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
NWS	NatWest Markets Securities, Inc.
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,819 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $168,974,902; cash collateral of $173,130,639 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,105,588. The aggregate value of $541,236 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A44

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	10/18/23	$(1,325)		$(1,136,058)
Federal National Mortgage Assoc.	2.500%	TBA	10/18/23	(1,160)		(1,022,069)
Federal National Mortgage Assoc.	3.000%	TBA	10/12/23	(725)		(599,399)
Federal National Mortgage Assoc.	3.500%	TBA	10/12/23	(2,495)		(2,145,505)
Federal National Mortgage Assoc.	4.000%	TBA	10/12/23	(2,699)		(2,402,743)
Government National Mortgage Assoc.	2.500%	TBA	10/23/23	(2,175)		(1,777,464)
Government National Mortgage Assoc.	3.000%	TBA	10/23/23	(642)		(544,045)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $9,835,669)						$(9,627,283)
Option Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/23	$107.00		128		128	$34,000
(cost $29,848)

Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
57	3 Month CME SOFR	Dec. 2023	$13,484,775	$4,527
231	3 Month CME SOFR	Mar. 2024	54,602,625	(29,286)
57	3 Month CME SOFR	Jun. 2024	13,484,063	(10,079)
1,061	2 Year U.S. Treasury Notes	Dec. 2023	215,076,305	(392,673)
27	5 Year Canadian Government Bonds	Dec. 2023	2,146,483	253
2,661	5 Year U.S. Treasury Notes	Dec. 2023	280,361,310	(1,842,597)
50	10 Year Canadian Government Bonds	Dec. 2023	4,238,174	(88,344)
2,734	10 Year U.S. Treasury Notes	Dec. 2023	295,442,875	(5,181,137)
436	20 Year U.S. Treasury Bonds	Dec. 2023	49,608,625	(2,704,481)
1,187	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	140,882,063	(9,870,915)
431	Euro Schatz Index	Dec. 2023	47,841,292	23,513
38	Euro-BTP Italian Government Bond	Dec. 2023	4,408,458	(78,022)
1,483	Mini MSCI EAFE Index	Dec. 2023	151,377,225	(5,267,913)
397	Russell 2000 E-Mini Index	Dec. 2023	35,702,210	(1,459,562)
2,061	S&P 500 E-Mini Index	Dec. 2023	445,742,775	(17,081,527)
				(43,978,243)
Short Positions:
50	3 Year Australian Treasury Bonds	Dec. 2023	3,386,458	3,695
23	3 Year Korea Treasury Bonds	Dec. 2023	1,756,447	2,138
103	5 Year Euro-Bobl	Dec. 2023	12,604,799	141,907
221	5 Year U.S. Treasury Notes	Dec. 2023	23,284,423	223,607
149	10 Year Australian Treasury Bonds	Dec. 2023	10,726,942	232,705
191	10 Year Euro-Bund	Dec. 2023	25,976,886	387,770
8	10 Year Korea Treasury Bonds	Dec. 2023	639,692	6,074
116	10 Year U.K. Gilt	Dec. 2023	13,326,615	121,759
148	10 Year U.S. Treasury Notes	Dec. 2023	15,993,250	(25,271)
370	10 Year U.S. Ultra Treasury Notes	Dec. 2023	41,278,125	1,198,570
5	20 Year U.S. Treasury Bonds	Dec. 2023	568,906	(1,726)
14	30 Year Euro Buxl	Dec. 2023	1,811,112	81,692
84	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	9,969,750	424,818
84	British Pound Currency	Dec. 2023	6,410,250	187,579
A45

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Futures contracts outstanding at September 30, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
422	Euro Currency	Dec. 2023	$55,980,938	$900,051
251	Euro Schatz Index	Dec. 2023	27,861,170	118,579
7	Euro-OAT	Dec. 2023	911,772	19,088
				4,023,035
				$(39,955,208)
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/04/23	BNP	AUD	1,190	$764,812	$765,244	$432	$—
Expiring 10/04/23	BNP	AUD	870	556,234	559,465	3,231	—
Expiring 10/04/23	CA	AUD	5,034	3,227,127	3,237,175	10,048	—
Expiring 10/04/23	GSI	AUD	3,480	2,255,291	2,237,857	—	(17,434)
Expiring 10/04/23	JPM	AUD	585	376,980	376,192	—	(788)
Expiring 10/04/23	MSI	AUD	13,751	8,926,819	8,842,747	—	(84,072)
Expiring 10/04/23	MSI	AUD	5,185	3,361,708	3,334,277	—	(27,431)
Expiring 10/04/23	MSI	AUD	2,635	1,680,163	1,694,469	14,306	—
Expiring 10/04/23	MSI	AUD	1,755	1,119,344	1,128,574	9,230	—
Expiring 10/04/23	MSI	AUD	875	559,262	562,679	3,417	—
Expiring 10/04/23	SSB	AUD	1,745	1,131,222	1,122,143	—	(9,079)
Expiring 10/04/23	SSB	AUD	1,185	763,709	762,029	—	(1,680)
Expiring 10/04/23	SSB	AUD	1,180	767,925	758,813	—	(9,112)
Expiring 10/04/23	TD	AUD	5,808	3,721,186	3,734,905	13,719	—
Expiring 10/04/23	TD	AUD	1,736	1,112,255	1,116,356	4,101	—
Expiring 10/04/23	UAG	AUD	744	480,350	478,438	—	(1,912)
Expiring 10/04/23	UAG	AUD	739	475,153	475,223	70	—
Expiring 10/04/23	UAG	AUD	565	368,621	363,330	—	(5,291)
Expiring 10/19/23	CITI	AUD	676	434,000	435,216	1,216	—
Expiring 10/19/23	MSI	AUD	630	410,000	405,664	—	(4,336)
Expiring 11/03/23	JPM	AUD	960	618,170	618,020	—	(150)
Expiring 11/03/23	TD	AUD	8,856	5,679,911	5,701,241	21,330	—
Expiring 11/03/23	UAG	AUD	156	99,979	100,428	449	—
Expiring 11/03/23	UAG	AUD	137	87,954	88,197	243	—
Expiring 11/03/23	UAG	AUD	65	41,736	41,845	109	—
Expiring 11/03/23	UAG	AUD	65	41,801	41,845	44	—
Expiring 11/03/23	UAG	AUD	65	41,768	41,845	77	—
Expiring 11/03/23	UAG	AUD	65	41,775	41,845	70	—
Expiring 11/03/23	UAG	AUD	7	4,502	4,506	4	—
Brazilian Real,
Expiring 10/03/23	BOA	BRL	6,963	1,424,276	1,384,332	—	(39,944)
Expiring 10/03/23	CITI	BRL	6,963	1,390,486	1,384,331	—	(6,155)
Expiring 10/03/23	GSI	BRL	4,429	886,000	880,470	—	(5,530)
Expiring 11/03/23	CITI	BRL	6,963	1,381,781	1,378,420	—	(3,361)
British Pound,
Expiring 10/03/23	BARC	GBP	321	392,328	392,016	—	(312)
Expiring 10/03/23	HSBC	GBP	84	104,222	102,917	—	(1,305)
Expiring 10/03/23	TD	GBP	129	163,638	158,005	—	(5,633)
Expiring 10/04/23	BARC	GBP	23	29,094	28,063	—	(1,031)
Expiring 10/04/23	BNP	GBP	498	610,570	607,627	—	(2,943)
Expiring 10/04/23	BNP	GBP	308	390,693	375,801	—	(14,892)
Expiring 10/04/23	BNP	GBP	173	219,448	211,083	—	(8,365)
A46

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/04/23	CITI	GBP	2,090	$2,570,536	$2,550,083	$—	$(20,453)
Expiring 10/04/23	CITI	GBP	1,099	1,394,152	1,340,928	—	(53,224)
Expiring 10/04/23	CITI	GBP	276	344,851	336,757	—	(8,094)
Expiring 10/04/23	CWMC	GBP	334	410,006	407,525	—	(2,481)
Expiring 10/04/23	GSI	GBP	904	1,120,799	1,103,002	—	(17,797)
Expiring 10/04/23	HSBC	GBP	613	758,113	747,942	—	(10,171)
Expiring 10/04/23	HSBC	GBP	501	616,409	611,287	—	(5,122)
Expiring 10/04/23	JPM	GBP	448	559,811	546,620	—	(13,191)
Expiring 10/04/23	MSI	GBP	1,058	1,300,022	1,290,903	—	(9,119)
Expiring 10/04/23	MSI	GBP	448	559,630	546,621	—	(13,009)
Expiring 10/04/23	SSB	GBP	883	1,118,443	1,077,379	—	(41,064)
Expiring 10/04/23	TD	GBP	16,299	19,940,197	19,886,981	—	(53,216)
Expiring 10/04/23	TD	GBP	3,186	3,897,752	3,887,350	—	(10,402)
Expiring 10/04/23	UAG	GBP	303	383,473	369,701	—	(13,772)
Expiring 10/04/23	UAG	GBP	229	289,889	279,411	—	(10,478)
Expiring 10/19/23	BARC	GBP	1,182	1,463,360	1,442,792	—	(20,568)
Expiring 11/02/23	MSI	GBP	49	60,119	60,178	59	—
Expiring 11/03/23	BARC	GBP	735	901,577	896,966	—	(4,611)
Expiring 11/03/23	BNP	GBP	738	904,507	900,628	—	(3,879)
Expiring 11/03/23	CITI	GBP	738	904,218	900,627	—	(3,591)
Expiring 11/03/23	TD	GBP	759	928,723	926,255	—	(2,468)
Canadian Dollar,
Expiring 10/04/23	BARC	CAD	1,469	1,091,139	1,081,616	—	(9,523)
Expiring 10/04/23	BOA	CAD	1,591	1,181,801	1,171,444	—	(10,357)
Expiring 10/04/23	CITI	CAD	1,510	1,124,396	1,111,804	—	(12,592)
Expiring 10/04/23	DB	CAD	2,121	1,569,173	1,561,679	—	(7,494)
Expiring 10/04/23	DB	CAD	984	727,990	724,513	—	(3,477)
Expiring 10/04/23	JPM	CAD	1,530	1,123,889	1,126,530	2,641	—
Expiring 10/04/23	JPM	CAD	1,515	1,120,191	1,115,486	—	(4,705)
Expiring 10/04/23	JPM	CAD	1,033	763,156	760,592	—	(2,564)
Expiring 10/04/23	JPM	CAD	1,032	765,066	759,855	—	(5,211)
Expiring 10/04/23	MSI	CAD	575	426,129	423,369	—	(2,760)
Expiring 10/04/23	SSB	CAD	1,520	1,121,512	1,119,167	—	(2,345)
Expiring 10/04/23	TD	CAD	14,214	10,524,991	10,465,685	—	(59,306)
Expiring 10/04/23	TD	CAD	1,114	824,880	820,232	—	(4,648)
Expiring 10/19/23	MSI	CAD	391	288,993	287,684	—	(1,309)
Expiring 11/03/23	BARC	CAD	4,341	3,221,024	3,197,614	—	(23,410)
Expiring 11/03/23	BARC	CAD	362	268,604	266,652	—	(1,952)
Expiring 11/03/23	BNP	CAD	1,215	898,328	894,978	—	(3,350)
Expiring 11/03/23	GSI	CAD	590	436,587	434,598	—	(1,989)
Expiring 11/03/23	TD	CAD	984	728,924	724,822	—	(4,102)
Chilean Peso,
Expiring 10/04/23	CITI	CLP	616,520	679,960	693,604	13,644	—
Expiring 10/04/23	CITI	CLP	233,373	257,387	262,552	5,165	—
Chinese Renminbi,
Expiring 10/10/23	BARC	CNH	2,361	323,020	323,652	632	—
Expiring 10/10/23	BNP	CNH	1,865	257,793	255,659	—	(2,134)
Expiring 10/10/23	BNP	CNH	670	91,941	91,845	—	(96)
Expiring 10/10/23	CA	CNH	1,865	257,071	255,659	—	(1,412)
Expiring 10/10/23	GSI	CNH	3,004	411,863	411,796	—	(67)
Expiring 10/10/23	JPM	CNH	1,604	220,602	219,880	—	(722)
Expiring 10/10/23	SCB	CNH	3,311	452,292	453,881	1,589	—
Expiring 10/10/23	SCB	CNH	2,272	310,361	311,451	1,090	—
Expiring 10/10/23	SCB	CNH	1,605	220,685	220,017	—	(668)
Expiring 10/10/23	UAG	CNH	3,209	441,315	439,898	—	(1,417)
A47

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 11/16/23	BOA	CNH	18,087	$2,487,000	$2,483,209	$—	$(3,791)
Expiring 11/16/23	GSI	CNH	13,629	1,865,000	1,871,153	6,153	—
Expiring 11/16/23	GSI	CNH	13,003	1,788,000	1,785,213	—	(2,787)
Expiring 11/16/23	HSBC	CNH	10,278	1,418,000	1,411,088	—	(6,912)
Expiring 11/16/23	HSBC	CNH	5,933	817,000	814,498	—	(2,502)
Expiring 11/16/23	MSI	CNH	1,790	246,198	245,745	—	(453)
Expiring 01/24/24	BOA	CNH	3,090	457,744	425,949	—	(31,795)
Expiring 04/10/24	CA	CNH	3,090	437,596	428,196	—	(9,400)
Colombian Peso,
Expiring 10/04/23	BNP	COP	1,743,307	423,230	426,781	3,551	—
Expiring 10/04/23	BNP	COP	635,191	154,914	155,502	588	—
Expiring 10/04/23	BOA	COP	846,921	207,122	207,336	214	—
Expiring 10/04/23	CITI	COP	1,537,300	379,768	376,348	—	(3,420)
Expiring 10/04/23	CITI	COP	1,167,900	291,351	285,915	—	(5,436)
Expiring 10/04/23	CITI	COP	635,191	155,076	155,502	426	—
Expiring 11/03/23	BNP	COP	1,334,552	322,820	323,709	889	—
Expiring 11/03/23	BOA	COP	1,779,403	431,538	431,613	75	—
Expiring 11/03/23	CITI	COP	1,378,800	338,273	334,442	—	(3,831)
Expiring 11/03/23	CITI	COP	1,334,552	323,156	323,710	554	—
Expiring 11/03/23	GSI	COP	620,540	151,193	150,518	—	(675)
Expiring 12/20/23	BARC	COP	10,039,082	2,356,343	2,410,647	54,304	—
Expiring 12/20/23	HSBC	COP	5,652,897	1,402,965	1,357,409	—	(45,556)
Expiring 12/20/23	TD	COP	6,055,671	1,484,597	1,454,125	—	(30,472)
Czech Koruna,
Expiring 10/04/23	BARC	CZK	14,508	630,700	628,654	—	(2,046)
Expiring 10/04/23	BOA	CZK	6,674	293,131	289,195	—	(3,936)
Expiring 10/04/23	BOA	CZK	2,900	126,976	125,662	—	(1,314)
Expiring 10/04/23	BOA	CZK	2,890	126,641	125,228	—	(1,413)
Expiring 10/04/23	CITI	CZK	1,206	52,900	52,257	—	(643)
Expiring 10/04/23	MSI	CZK	4,183	182,138	181,257	—	(881)
Expiring 10/19/23	BARC	CZK	6,618	286,000	286,585	585	—
Expiring 10/19/23	BARC	CZK	2,257	106,127	97,734	—	(8,393)
Expiring 11/03/23	BARC	CZK	2,575	111,804	111,440	—	(364)
Danish Krone,
Expiring 10/04/23	DB	DKK	3,244	461,333	459,966	—	(1,367)
Euro,
Expiring 10/03/23	BNP	EUR	24,123	25,557,517	25,508,542	—	(48,975)
Expiring 10/03/23	BNP	EUR	821	894,127	868,288	—	(25,839)
Expiring 10/03/23	MSI	EUR	310	331,596	328,025	—	(3,571)
Expiring 10/04/23	BARC	EUR	1,048	1,126,089	1,108,222	—	(17,867)
Expiring 10/04/23	BNP	EUR	706	766,458	746,569	—	(19,889)
Expiring 10/04/23	BOA	EUR	3,138	3,360,961	3,318,320	—	(42,641)
Expiring 10/04/23	CITI	EUR	321	344,280	339,446	—	(4,834)
Expiring 10/04/23	CITI	EUR	245	261,289	259,078	—	(2,211)
Expiring 10/04/23	DB	EUR	75,511	80,106,599	79,850,130	—	(256,469)
Expiring 10/04/23	DB	EUR	14,346	15,219,098	15,170,373	—	(48,725)
Expiring 10/04/23	DB	EUR	12,400	13,520,040	13,112,548	—	(407,492)
Expiring 10/04/23	DB	EUR	1,029	1,117,113	1,088,130	—	(28,983)
Expiring 10/04/23	GSI	EUR	1,049	1,123,246	1,109,279	—	(13,967)
Expiring 10/04/23	HSBC	EUR	714	763,659	755,029	—	(8,630)
Expiring 10/04/23	JPM	EUR	1,045	1,124,991	1,105,050	—	(19,941)
Expiring 10/04/23	JPM	EUR	1,042	1,119,364	1,101,877	—	(17,487)
Expiring 10/04/23	JPM	EUR	1,042	1,118,496	1,101,877	—	(16,619)
Expiring 10/04/23	JPM	EUR	829	884,625	876,638	—	(7,987)
Expiring 10/04/23	JPM	EUR	732	783,896	774,064	—	(9,832)
A48

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/04/23	JPM	EUR	714	$764,403	$755,029	$—	$(9,374)
Expiring 10/04/23	JPM	EUR	524	560,006	554,111	—	(5,895)
Expiring 10/04/23	JPM	EUR	515	560,151	544,594	—	(15,557)
Expiring 10/04/23	JPM	EUR	428	458,834	452,594	—	(6,240)
Expiring 10/04/23	MSI	EUR	732	785,171	774,063	—	(11,108)
Expiring 10/04/23	MSI	EUR	523	561,921	553,053	—	(8,868)
Expiring 10/04/23	MSI	EUR	521	560,293	550,939	—	(9,354)
Expiring 10/04/23	MSI	EUR	431	468,608	455,767	—	(12,841)
Expiring 10/04/23	NWS	EUR	1,356	1,443,488	1,433,921	—	(9,567)
Expiring 10/04/23	SCB	EUR	7,106	7,583,389	7,514,336	—	(69,053)
Expiring 10/04/23	SCB	EUR	6,190	6,590,424	6,545,699	—	(44,725)
Expiring 10/04/23	SCB	EUR	339	360,930	358,481	—	(2,449)
Expiring 10/04/23	SSB	EUR	702	762,543	742,339	—	(20,204)
Expiring 10/04/23	SSB	EUR	511	544,947	540,364	—	(4,583)
Expiring 10/04/23	TD	EUR	264	287,356	279,171	—	(8,185)
Expiring 10/04/23	UAG	EUR	524	560,100	554,110	—	(5,990)
Expiring 10/04/23	UAG	EUR	424	458,067	448,364	—	(9,703)
Expiring 10/04/23	UAG	EUR	424	455,699	448,364	—	(7,335)
Expiring 10/04/23	UAG	EUR	417	447,650	440,962	—	(6,688)
Expiring 10/19/23	BARC	EUR	1,438	1,523,673	1,521,819	—	(1,854)
Expiring 10/19/23	BNP	EUR	1,403	1,500,635	1,484,496	—	(16,139)
Expiring 10/19/23	CITI	EUR	750	816,000	793,234	—	(22,766)
Expiring 10/19/23	CITI	EUR	749	833,502	792,548	—	(40,954)
Expiring 10/19/23	HSBC	EUR	344	373,824	363,682	—	(10,142)
Expiring 11/02/23	BARC	EUR	1,140	1,205,933	1,206,755	822	—
Expiring 11/03/23	DB	EUR	8,279	8,793,730	8,766,031	—	(27,699)
Expiring 11/03/23	GSI	EUR	2,678	2,838,988	2,835,539	—	(3,449)
Expiring 11/03/23	JPM	EUR	852	896,961	902,121	5,160	—
Expiring 11/03/23	JPM	EUR	850	907,063	900,003	—	(7,060)
Expiring 11/03/23	MSI	EUR	1,696	1,806,501	1,795,771	—	(10,730)
Expiring 11/03/23	SCB	EUR	293	309,358	310,237	879	—
Expiring 11/03/23	SSB	EUR	123	129,889	130,236	347	—
Expiring 11/03/23	SSB	EUR	90	95,322	95,295	—	(27)
Hong Kong Dollar,
Expiring 10/04/23	MSI	HKD	2,555	326,659	326,301	—	(358)
Expiring 11/03/23	SCB	HKD	2,555	326,545	326,542	—	(3)
Hungarian Forint,
Expiring 10/04/23	BARC	HUF	164,967	469,603	447,463	—	(22,140)
Expiring 10/04/23	BARC	HUF	122,596	332,160	332,535	375	—
Expiring 10/19/23	CITI	HUF	354,023	988,062	957,473	—	(30,589)
Expiring 10/19/23	MSI	HUF	150,236	410,000	406,322	—	(3,678)
Expiring 11/03/23	BARC	HUF	86,667	233,482	233,743	261	—
Indian Rupee,
Expiring 10/04/23	BNP	INR	15,306	184,281	184,162	—	(119)
Expiring 10/04/23	DB	INR	183,548	2,209,877	2,208,447	—	(1,430)
Expiring 10/04/23	JPM	INR	65,010	785,430	782,200	—	(3,230)
Expiring 10/04/23	JPM	INR	56,790	685,787	683,297	—	(2,490)
Expiring 10/04/23	MSI	INR	71,278	859,703	857,616	—	(2,087)
Expiring 10/04/23	SCB	INR	14,540	175,572	174,945	—	(627)
Expiring 10/04/23	SCB	INR	14,540	175,556	174,945	—	(611)
Expiring 10/04/23	SCB	INR	14,540	175,572	174,945	—	(627)
Expiring 10/04/23	SCB	INR	13,400	161,797	161,229	—	(568)
Expiring 11/03/23	DB	INR	138,668	1,664,083	1,665,242	1,159	—
Expiring 12/20/23	JPM	INR	205,266	2,465,000	2,460,010	—	(4,990)
Expiring 12/20/23	JPM	INR	142,227	1,706,912	1,704,519	—	(2,393)
A49

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 12/20/23	JPM	INR	126,942	$1,521,000	$1,521,337	$337	$—
Expiring 12/20/23	MSI	INR	229,172	2,745,000	2,746,513	1,513	—
Indonesian Rupiah,
Expiring 10/04/23	BARC	IDR	34,777,709	2,239,822	2,247,374	7,552	—
Expiring 10/04/23	BARC	IDR	3,495,000	225,092	225,851	759	—
Expiring 10/04/23	JPM	IDR	1,498,728	97,605	96,849	—	(756)
Expiring 10/04/23	MSI	IDR	491,000	32,259	31,729	—	(530)
Expiring 11/03/23	JPM	IDR	4,441,534	288,037	286,804	—	(1,233)
Expiring 12/20/23	MSI	IDR	56,151,457	3,650,109	3,623,511	—	(26,598)
Israeli Shekel,
Expiring 10/04/23	BARC	ILS	2,610	684,942	684,446	—	(496)
Expiring 10/04/23	BNP	ILS	5,175	1,352,879	1,357,092	4,213	—
Expiring 10/04/23	BNP	ILS	2,650	692,779	694,936	2,157	—
Expiring 10/04/23	HSBC	ILS	354	92,882	92,833	—	(49)
Expiring 11/03/23	BNP	ILS	98	25,690	25,736	46	—
Expiring 11/03/23	GSI	ILS	1,132	296,988	297,269	281	—
Expiring 12/20/23	BARC	ILS	1,723	453,388	453,630	242	—
Japanese Yen,
Expiring 10/04/23	BARC	JPY	165,800	1,127,860	1,110,357	—	(17,503)
Expiring 10/04/23	BARC	JPY	164,600	1,118,810	1,102,322	—	(16,488)
Expiring 10/04/23	BARC	JPY	112,750	766,789	755,083	—	(11,706)
Expiring 10/04/23	BNP	JPY	2,867,082	19,232,003	19,200,768	—	(31,235)
Expiring 10/04/23	BNP	JPY	1,008,806	6,929,523	6,755,946	—	(173,577)
Expiring 10/04/23	BNP	JPY	111,800	770,354	748,722	—	(21,632)
Expiring 10/04/23	CA	JPY	164,600	1,123,059	1,102,322	—	(20,737)
Expiring 10/04/23	CBA	JPY	1,071,699	7,257,028	7,177,138	—	(79,890)
Expiring 10/04/23	CWMC	JPY	165,300	1,121,545	1,107,010	—	(14,535)
Expiring 10/04/23	CWMC	JPY	82,900	564,346	555,179	—	(9,167)
Expiring 10/04/23	DB	JPY	41,900	289,176	280,603	—	(8,573)
Expiring 10/04/23	GSI	JPY	225,200	1,533,716	1,508,158	—	(25,558)
Expiring 10/04/23	GSI	JPY	165,300	1,120,632	1,107,010	—	(13,622)
Expiring 10/04/23	GSI	JPY	164,600	1,120,763	1,102,322	—	(18,441)
Expiring 10/04/23	GSI	JPY	164,000	1,138,665	1,098,304	—	(40,361)
Expiring 10/04/23	JPM	JPY	329,900	2,237,186	2,209,331	—	(27,855)
Expiring 10/04/23	JPM	JPY	112,750	761,595	755,083	—	(6,512)
Expiring 10/04/23	MSI	JPY	495,600	3,360,050	3,319,019	—	(41,031)
Expiring 10/04/23	MSI	JPY	331,600	2,258,637	2,220,716	—	(37,921)
Expiring 10/04/23	MSI	JPY	227,920	1,549,982	1,526,374	—	(23,608)
Expiring 10/04/23	MSI	JPY	186,480	1,269,751	1,248,852	—	(20,899)
Expiring 10/04/23	MSI	JPY	164,700	1,122,887	1,102,991	—	(19,896)
Expiring 10/04/23	MSI	JPY	133,700	904,716	895,385	—	(9,331)
Expiring 10/04/23	MSI	JPY	82,400	560,865	551,830	—	(9,035)
Expiring 10/04/23	MSI	JPY	57,700	398,181	386,415	—	(11,766)
Expiring 10/19/23	BNP	JPY	51,248	365,132	344,152	—	(20,980)
Expiring 10/19/23	BNP	JPY	31,340	210,553	210,464	—	(89)
Expiring 10/19/23	BNYM	JPY	237,153	1,742,201	1,592,585	—	(149,616)
Expiring 10/19/23	BNYM	JPY	110,067	808,587	739,147	—	(69,440)
Expiring 10/19/23	CITI	JPY	58,388	413,000	392,100	—	(20,900)
Expiring 10/19/23	HSBC	JPY	39,887	275,910	267,856	—	(8,054)
Expiring 11/02/23	BARC	JPY	91,850	618,395	618,329	—	(66)
Expiring 11/02/23	BNP	JPY	1,426,006	9,609,749	9,599,786	—	(9,963)
Expiring 11/02/23	BOA	JPY	201,500	1,356,282	1,356,486	204	—
Expiring 11/02/23	DB	JPY	201,600	1,361,888	1,357,159	—	(4,729)
Expiring 11/02/23	GSI	JPY	334,800	2,263,014	2,253,853	—	(9,161)
Expiring 11/02/23	GSI	JPY	67,200	451,838	452,387	549	—
A50

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 11/02/23	JPM	JPY	133,800	$906,904	$900,733	$—	$(6,171)
Expiring 11/02/23	JPM	JPY	133,700	907,268	900,060	—	(7,208)
Expiring 11/02/23	MSI	JPY	134,900	908,400	908,139	—	(261)
Expiring 11/02/23	MSI	JPY	67,200	451,742	452,387	645	—
Expiring 11/02/23	SCB	JPY	157,727	1,066,038	1,061,809	—	(4,229)
Malaysian Ringgit,
Expiring 10/04/23	BNP	MYR	7,668	1,630,490	1,636,938	6,448	—
Expiring 10/04/23	DB	MYR	1,145	244,345	244,431	86	—
Mexican Peso,
Expiring 10/04/23	BARC	MXN	62,416	3,539,325	3,578,562	39,237	—
Expiring 10/04/23	BARC	MXN	28,670	1,678,640	1,643,767	—	(34,873)
Expiring 10/04/23	BARC	MXN	13,996	793,649	802,447	8,798	—
Expiring 10/04/23	BARC	MXN	7,710	441,277	442,045	768	—
Expiring 10/04/23	BOA	MXN	11,680	663,135	669,661	6,526	—
Expiring 10/04/23	GSI	MXN	28,670	1,680,342	1,643,767	—	(36,575)
Expiring 10/04/23	GSI	MXN	11,310	660,207	648,448	—	(11,759)
Expiring 10/04/23	GSI	MXN	7,770	451,564	445,485	—	(6,079)
Expiring 10/04/23	GSI	MXN	4,210	244,379	241,376	—	(3,003)
Expiring 10/04/23	MSI	MXN	57,120	3,318,295	3,274,921	—	(43,374)
Expiring 10/04/23	SSB	MXN	41,611	2,387,869	2,385,727	—	(2,142)
Expiring 10/04/23	SSB	MXN	9,331	535,464	534,984	—	(480)
Expiring 10/04/23	UAG	MXN	62,416	3,519,368	3,578,562	59,194	—
Expiring 10/04/23	UAG	MXN	13,996	789,174	802,447	13,273	—
Expiring 10/04/23	UAG	MXN	11,570	664,652	663,355	—	(1,297)
Expiring 11/03/23	BARC	MXN	15,580	905,103	888,582	—	(16,521)
Expiring 11/03/23	BARC	MXN	9,510	543,988	542,388	—	(1,600)
Expiring 11/03/23	BMO	MXN	2,348	135,330	133,915	—	(1,415)
Expiring 11/03/23	BOA	MXN	9,300	536,688	530,411	—	(6,277)
Expiring 11/03/23	SSB	MXN	12,430	710,915	708,926	—	(1,989)
Expiring 12/20/23	MSI	MXN	6,880	390,127	389,301	—	(826)
New Taiwanese Dollar,
Expiring 10/04/23	BARC	TWD	5,810	180,155	180,290	135	—
Expiring 10/04/23	BNP	TWD	23,705	745,710	735,589	—	(10,121)
New Zealand Dollar,
Expiring 10/04/23	ANZ	NZD	1,733	1,023,517	1,038,673	15,156	—
Expiring 10/04/23	BARC	NZD	1,910	1,124,660	1,144,757	20,097	—
Expiring 10/04/23	BOA	NZD	2,460	1,449,238	1,474,399	25,161	—
Expiring 10/04/23	GSI	NZD	1,325	779,125	794,138	15,013	—
Expiring 10/04/23	GSI	NZD	940	560,719	563,388	2,669	—
Expiring 10/04/23	JPM	NZD	4,710	2,805,653	2,822,935	17,282	—
Expiring 10/04/23	MSI	NZD	5,474	3,268,170	3,280,838	12,668	—
Expiring 10/04/23	MSI	NZD	2,865	1,680,540	1,717,135	36,595	—
Expiring 10/04/23	MSI	NZD	1,910	1,120,933	1,144,757	23,824	—
Expiring 10/04/23	MSI	NZD	1,354	807,450	811,519	4,069	—
Expiring 10/04/23	MSI	NZD	950	561,030	569,382	8,352	—
Expiring 10/04/23	MSI	NZD	950	560,000	569,382	9,382	—
Expiring 10/04/23	SSB	NZD	2,600	1,529,008	1,558,308	29,300	—
Expiring 10/04/23	TD	NZD	7,337	4,368,450	4,397,426	28,976	—
Expiring 10/04/23	UAG	NZD	948	561,130	568,183	7,053	—
Expiring 10/04/23	UAG	NZD	947	560,551	567,584	7,033	—
Expiring 10/04/23	UAG	NZD	526	313,363	315,257	1,894	—
Expiring 10/19/23	BARC	NZD	902	568,100	540,435	—	(27,665)
Expiring 10/19/23	BARC	NZD	770	484,887	461,274	—	(23,613)
Expiring 11/03/23	BARC	NZD	1,892	1,123,424	1,133,983	10,559	—
Expiring 11/03/23	BNP	NZD	1,893	1,124,654	1,134,582	9,928	—
A51

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 11/03/23	GSI	NZD	3,780	$2,250,306	$2,265,567	$15,261	$—
Expiring 11/03/23	GSI	NZD	1,892	1,121,031	1,133,983	12,952	—
Expiring 11/03/23	GSI	NZD	585	351,498	350,624	—	(874)
Expiring 11/03/23	MSI	NZD	1,893	1,121,669	1,134,582	12,913	—
Expiring 11/03/23	TD	NZD	5,494	3,271,111	3,292,864	21,753	—
Norwegian Krone,
Expiring 10/04/23	BARC	NOK	14,433	1,362,748	1,349,494	—	(13,254)
Expiring 10/04/23	BARC	NOK	6,660	616,085	622,714	6,629	—
Expiring 10/04/23	BOA	NOK	1,125	106,876	105,189	—	(1,687)
Expiring 10/04/23	CITI	NOK	8,160	762,319	762,965	646	—
Expiring 10/04/23	CITI	NOK	3,375	320,554	315,565	—	(4,989)
Expiring 10/04/23	GSI	NOK	11,940	1,121,956	1,116,397	—	(5,559)
Expiring 10/04/23	HSBC	NOK	5,323	494,317	497,703	3,386	—
Expiring 10/04/23	JPM	NOK	5,990	557,988	560,068	2,080	—
Expiring 10/04/23	JPM	NOK	3,390	314,559	316,967	2,408	—
Expiring 10/04/23	SSB	NOK	11,797	1,099,122	1,103,027	3,905	—
Expiring 10/04/23	UAG	NOK	30,191	2,843,379	2,822,877	—	(20,502)
Expiring 10/04/23	UAG	NOK	11,980	1,118,972	1,120,138	1,166	—
Expiring 10/04/23	UAG	NOK	5,990	559,827	560,068	241	—
Expiring 10/04/23	UAG	NOK	4,440	414,892	415,143	251	—
Expiring 10/19/23	BNYM	NOK	3,212	318,402	300,459	—	(17,943)
Expiring 11/03/23	JPM	NOK	4,850	452,414	453,864	1,450	—
Expiring 11/03/23	JPM	NOK	2,500	231,613	233,950	2,337	—
Expiring 11/03/23	SSB	NOK	6,175	572,663	577,857	5,194	—
Expiring 11/03/23	UAG	NOK	9,690	903,168	906,791	3,623	—
Expiring 11/03/23	UAG	NOK	7,113	670,459	665,635	—	(4,824)
Peruvian Nuevo Sol,
Expiring 10/04/23	CITI	PEN	823	216,237	217,230	993	—
Expiring 10/04/23	CITI	PEN	30	7,882	7,918	36	—
Expiring 10/04/23	MSI	PEN	571	152,597	150,715	—	(1,882)
Expiring 12/20/23	CITI	PEN	10,611	2,845,875	2,789,165	—	(56,710)
Philippine Peso,
Expiring 10/04/23	BARC	PHP	8,450	148,789	149,368	579	—
Expiring 11/03/23	BARC	PHP	8,450	148,423	149,325	902	—
Polish Zloty,
Expiring 10/04/23	BARC	PLN	7,199	1,648,470	1,647,704	—	(766)
Expiring 10/04/23	BARC	PLN	4,371	1,000,898	1,000,433	—	(465)
Expiring 10/04/23	BARC	PLN	1,335	307,717	305,554	—	(2,163)
Expiring 10/04/23	BARC	PLN	890	205,168	203,702	—	(1,466)
Expiring 10/04/23	UAG	PLN	1,085	250,010	248,335	—	(1,675)
Expiring 10/19/23	CITI	PLN	4,850	1,218,147	1,109,573	—	(108,574)
Expiring 10/19/23	CITI	PLN	3,815	867,000	872,683	5,683	—
Expiring 10/19/23	GSI	PLN	4,274	1,074,000	977,799	—	(96,201)
Expiring 10/19/23	GSI	PLN	1,786	410,000	408,603	—	(1,397)
Expiring 10/19/23	JPM	PLN	4,259	1,067,000	974,402	—	(92,598)
Romanian Leu,
Expiring 10/04/23	BARC	RON	618	131,805	131,343	—	(462)
Expiring 10/04/23	BNP	RON	601	128,175	127,730	—	(445)
Expiring 10/04/23	UAG	RON	366	78,047	77,786	—	(261)
Singapore Dollar,
Expiring 10/04/23	BARC	SGD	1,419	1,041,009	1,038,264	—	(2,745)
Expiring 10/04/23	BARC	SGD	571	418,898	417,793	—	(1,105)
Expiring 10/04/23	BARC	SGD	273	202,184	199,751	—	(2,433)
Expiring 10/04/23	BNP	SGD	272	201,465	199,019	—	(2,446)
Expiring 10/04/23	JPM	SGD	495	364,215	362,185	—	(2,030)
A52

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 10/04/23	TD	SGD	471	$344,333	$344,625	$292	$—
Expiring 12/20/23	BOA	SGD	2,126	1,561,000	1,561,175	175	—
Expiring 12/20/23	CITI	SGD	2,382	1,756,000	1,749,430	—	(6,570)
Expiring 12/20/23	CITI	SGD	579	424,000	425,393	1,393	—
South African Rand,
Expiring 10/04/23	MSI	ZAR	4,140	219,027	218,566	—	(461)
Expiring 10/04/23	UAG	ZAR	41,785	2,224,796	2,205,995	—	(18,801)
Expiring 11/03/23	GSI	ZAR	10,190	534,919	536,503	1,584	—
Expiring 12/20/23	TD	ZAR	45,353	2,369,424	2,377,797	8,373	—
South Korean Won,
Expiring 10/05/23	BOA	KRW	6,892,585	5,100,707	5,098,982	—	(1,725)
Expiring 10/05/23	BOA	KRW	4,438,105	3,357,051	3,283,212	—	(73,839)
Expiring 10/05/23	BOA	KRW	361,635	267,620	267,529	—	(91)
Expiring 10/05/23	CITI	KRW	4,133,250	3,058,721	3,057,687	—	(1,034)
Expiring 10/05/23	CITI	KRW	673,660	510,542	498,359	—	(12,183)
Expiring 10/05/23	DB	KRW	147,189	108,924	108,887	—	(37)
Expiring 10/05/23	GSI	KRW	2,240,730	1,686,535	1,657,643	—	(28,892)
Expiring 10/05/23	GSI	KRW	746,910	561,207	552,548	—	(8,659)
Expiring 10/05/23	JPM	KRW	7,039,774	5,259,450	5,207,869	—	(51,581)
Expiring 10/05/23	JPM	KRW	3,714,420	2,801,327	2,747,845	—	(53,482)
Expiring 10/05/23	MSI	KRW	338,230	250,300	250,215	—	(85)
Expiring 11/03/23	GSI	KRW	465,702	349,314	344,971	—	(4,343)
Expiring 11/03/23	JPM	KRW	1,214,000	904,081	899,276	—	(4,805)
Expiring 11/03/23	JPM	KRW	856,415	640,670	634,394	—	(6,276)
Expiring 11/03/23	JPM	KRW	289,690	215,704	214,589	—	(1,115)
Expiring 12/20/23	JPM	KRW	2,778,930	2,083,000	2,063,626	—	(19,374)
Expiring 12/20/23	JPM	KRW	297,344	224,818	220,807	—	(4,011)
Swedish Krona,
Expiring 10/04/23	BARC	SEK	8,400	771,168	768,989	—	(2,179)
Expiring 10/04/23	BARC	SEK	7,285	672,948	666,915	—	(6,033)
Expiring 10/04/23	BARC	SEK	5,342	490,914	489,041	—	(1,873)
Expiring 10/04/23	CA	SEK	5,085	460,513	465,513	5,000	—
Expiring 10/04/23	CITI	SEK	8,485	767,342	776,770	9,428	—
Expiring 10/04/23	GSI	SEK	25,210	2,258,274	2,307,882	49,608	—
Expiring 10/04/23	GSI	SEK	12,160	1,116,389	1,113,203	—	(3,186)
Expiring 10/04/23	GSI	SEK	10,080	902,473	922,786	20,313	—
Expiring 10/04/23	GSI	SEK	6,230	561,675	570,333	8,658	—
Expiring 10/04/23	GSI	SEK	6,230	561,195	570,333	9,138	—
Expiring 10/04/23	GSI	SEK	6,220	562,097	569,418	7,321	—
Expiring 10/04/23	GSI	SEK	6,160	564,461	563,925	—	(536)
Expiring 10/19/23	HSBC	SEK	3,603	348,784	330,063	—	(18,721)
Expiring 11/03/23	BARC	SEK	32,857	3,038,836	3,011,760	—	(27,076)
Expiring 11/03/23	BARC	SEK	6,800	620,223	623,306	3,083	—
Expiring 11/03/23	BARC	SEK	6,750	620,980	618,723	—	(2,257)
Expiring 11/03/23	BNP	SEK	9,850	910,396	902,877	—	(7,519)
Expiring 11/03/23	GSI	SEK	19,700	1,812,948	1,805,754	—	(7,194)
Expiring 11/03/23	JPM	SEK	10,140	911,403	929,459	18,056	—
Expiring 11/03/23	UAG	SEK	1,601	144,103	146,752	2,649	—
Expiring 11/03/23	UAG	SEK	1,429	128,679	130,986	2,307	—
Expiring 11/03/23	UAG	SEK	994	89,613	91,113	1,500	—
Expiring 11/03/23	UAG	SEK	994	89,621	91,113	1,492	—
Expiring 11/03/23	UAG	SEK	502	45,228	46,015	787	—
Swiss Franc,
Expiring 10/04/23	BOA	CHF	5,802	6,337,520	6,341,850	4,330	—
Expiring 10/04/23	BOA	CHF	2,473	2,701,256	2,703,101	1,845	—
A53

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/04/23	CITI	CHF	2,010	$2,243,883	$2,197,022	$—	$(46,861)
Expiring 10/04/23	GSI	CHF	1,005	1,122,816	1,098,511	—	(24,305)
Expiring 10/04/23	GSI	CHF	995	1,117,069	1,087,580	—	(29,489)
Expiring 10/04/23	JPM	CHF	1,005	1,124,028	1,098,511	—	(25,517)
Expiring 10/04/23	JPM	CHF	815	901,270	890,833	—	(10,437)
Expiring 10/04/23	RBC	CHF	1,000	1,123,455	1,093,045	—	(30,410)
Expiring 10/04/23	SSB	CHF	2,010	2,244,757	2,197,022	—	(47,735)
Expiring 10/04/23	SSB	CHF	1,995	2,244,054	2,180,626	—	(63,428)
Expiring 10/04/23	SSB	CHF	1,990	2,247,496	2,175,161	—	(72,335)
Expiring 10/04/23	SSB	CHF	1,758	1,967,526	1,921,574	—	(45,952)
Expiring 10/04/23	SSB	CHF	1,757	1,966,407	1,920,481	—	(45,926)
Expiring 10/04/23	TD	CHF	1,990	2,244,011	2,175,161	—	(68,850)
Expiring 10/04/23	UAG	CHF	1,330	1,471,024	1,453,750	—	(17,274)
Expiring 10/19/23	SSB	CHF	641	746,345	701,837	—	(44,508)
Expiring 11/03/23	BNP	CHF	815	902,944	893,781	—	(9,163)
Expiring 11/03/23	CITI	CHF	820	905,724	899,264	—	(6,460)
Expiring 11/03/23	GSI	CHF	1,245	1,360,358	1,365,346	4,988	—
Thai Baht,
Expiring 10/04/23	BARC	THB	67,589	1,850,233	1,856,969	6,736	—
Expiring 10/04/23	BARC	THB	39,818	1,090,008	1,093,976	3,968	—
Expiring 10/04/23	UAG	THB	6,226	172,443	171,056	—	(1,387)
Expiring 11/03/23	BNP	THB	3,134	87,474	86,332	—	(1,142)
Expiring 12/20/23	BOA	THB	51,578	1,440,000	1,427,155	—	(12,845)
Turkish Lira,
Expiring 10/04/23	BARC	TRY	7,640	278,730	276,390	—	(2,340)
Expiring 10/04/23	BARC	TRY	4,705	172,749	170,212	—	(2,537)
Expiring 10/04/23	BARC	TRY	4,040	148,374	146,154	—	(2,220)
				$633,207,372	$629,005,583	898,644	(5,100,433)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/04/23	BARC	AUD	2,180	$1,396,373	$1,401,876	$—	$(5,503)
Expiring 10/04/23	GSI	AUD	1,743	1,121,221	1,120,857	364	—
Expiring 10/04/23	GSI	AUD	1,742	1,120,230	1,120,215	15	—
Expiring 10/04/23	JPM	AUD	875	563,263	562,680	583	—
Expiring 10/04/23	JPM	AUD	870	561,910	559,465	2,445	—
Expiring 10/04/23	JPM	AUD	870	560,852	559,464	1,388	—
Expiring 10/04/23	JPM	AUD	420	267,985	270,086	—	(2,101)
Expiring 10/04/23	MSI	AUD	11,298	7,334,390	7,265,316	69,074	—
Expiring 10/04/23	MSI	AUD	2,615	1,682,365	1,681,607	758	—
Expiring 10/04/23	MSI	AUD	1,736	1,126,970	1,116,356	10,614	—
Expiring 10/04/23	MSI	AUD	518	336,003	333,106	2,897	—
Expiring 10/04/23	SSB	AUD	3,470	2,239,462	2,231,426	8,036	—
Expiring 10/04/23	SSB	AUD	509	329,737	327,318	2,419	—
Expiring 10/04/23	TD	AUD	8,856	5,674,039	5,694,958	—	(20,919)
Expiring 10/04/23	UAG	AUD	3,520	2,247,911	2,263,579	—	(15,668)
Expiring 10/04/23	UAG	AUD	3,485	2,244,919	2,241,072	3,847	—
Expiring 10/04/23	UAG	AUD	1,740	1,123,381	1,118,929	4,452	—
Expiring 10/04/23	UAG	AUD	873	562,968	561,393	1,575	—
Expiring 10/04/23	UAG	AUD	872	562,236	560,750	1,486	—
Expiring 10/04/23	UAG	AUD	870	562,002	559,464	2,538	—
A54

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/19/23	CITI	AUD	633	$413,000	$407,487	$5,513	$—
Expiring 10/19/23	CITI	AUD	626	415,217	402,786	12,431	—
Expiring 10/19/23	DB	AUD	1,366	929,994	878,766	51,228	—
Expiring 10/19/23	DB	AUD	239	162,714	153,751	8,963	—
Expiring 10/19/23	SSB	AUD	668	432,000	430,108	1,892	—
Expiring 11/03/23	BNP	AUD	3,535	2,272,456	2,275,733	—	(3,277)
Expiring 11/03/23	BNP	AUD	2,810	1,808,364	1,808,998	—	(634)
Expiring 11/03/23	BNP	AUD	360	232,755	231,758	997	—
Expiring 11/03/23	CITI	AUD	646	418,489	415,876	2,613	—
Expiring 11/03/23	TD	AUD	5,808	3,725,036	3,739,025	—	(13,989)
Expiring 11/03/23	TD	AUD	1,736	1,113,406	1,117,587	—	(4,181)
Brazilian Real,
Expiring 10/03/23	BOA	BRL	6,963	1,390,486	1,384,331	6,155	—
Expiring 10/03/23	CITI	BRL	6,963	1,387,881	1,384,331	3,550	—
Expiring 10/03/23	DB	BRL	3,528	716,518	701,380	15,138	—
Expiring 11/03/23	JPM	BRL	1,310	258,004	259,332	—	(1,328)
British Pound,
Expiring 10/03/23	MSI	GBP	535	675,654	652,938	22,716	—
Expiring 10/04/23	BARC	GBP	19,206	24,294,609	23,433,913	860,696	—
Expiring 10/04/23	BARC	GBP	3,517	4,448,825	4,291,215	157,610	—
Expiring 10/04/23	BARC	GBP	1,354	1,679,515	1,652,063	27,452	—
Expiring 10/04/23	BMO	GBP	448	555,986	546,621	9,365	—
Expiring 10/04/23	BNP	GBP	893	1,136,762	1,089,580	47,182	—
Expiring 10/04/23	CWMC	GBP	1,213	1,515,049	1,480,024	35,025	—
Expiring 10/04/23	HSBC	GBP	616	761,279	751,603	9,676	—
Expiring 10/04/23	SSB	GBP	1,222	1,525,646	1,491,005	34,641	—
Expiring 10/04/23	TD	GBP	759	928,561	926,083	2,478	—
Expiring 10/04/23	UAG	GBP	445	550,764	542,960	7,804	—
Expiring 10/19/23	BNP	GBP	175	225,045	213,387	11,658	—
Expiring 10/19/23	BOA	GBP	1,270	1,644,439	1,549,722	94,717	—
Expiring 10/19/23	DB	GBP	11,759	15,273,789	14,349,088	924,701	—
Expiring 11/02/23	BARC	GBP	321	392,392	392,089	303	—
Expiring 11/03/23	BNP	GBP	506	614,671	617,503	—	(2,832)
Expiring 11/03/23	BOA	GBP	227	276,715	277,022	—	(307)
Expiring 11/03/23	SSB	GBP	336	410,548	410,042	506	—
Expiring 11/03/23	TD	GBP	16,299	19,943,685	19,890,684	53,001	—
Expiring 11/03/23	TD	GBP	3,186	3,898,434	3,888,074	10,360	—
Canadian Dollar,
Expiring 10/04/23	BARC	CAD	1,515	1,119,681	1,115,486	4,195	—
Expiring 10/04/23	BARC	CAD	470	345,206	346,059	—	(853)
Expiring 10/04/23	BNP	CAD	1,515	1,121,365	1,115,486	5,879	—
Expiring 10/04/23	CITI	CAD	440	324,621	323,970	651	—
Expiring 10/04/23	DB	CAD	14,214	10,515,904	10,465,685	50,219	—
Expiring 10/04/23	GSI	CAD	1,525	1,127,267	1,122,849	4,418	—
Expiring 10/04/23	GSI	CAD	1,515	1,120,364	1,115,486	4,878	—
Expiring 10/04/23	GSI	CAD	1,510	1,123,321	1,111,804	11,517	—
Expiring 10/04/23	GSI	CAD	1,510	1,127,005	1,111,804	15,201	—
Expiring 10/04/23	JPM	CAD	1,515	1,120,239	1,115,486	4,753	—
Expiring 10/04/23	JPM	CAD	760	561,836	559,584	2,252	—
Expiring 10/04/23	RBC	CAD	1,225	907,834	901,961	5,873	—
Expiring 10/04/23	SSB	CAD	1,510	1,126,580	1,111,804	14,776	—
Expiring 10/04/23	TD	CAD	984	728,619	724,513	4,106	—
Expiring 10/19/23	CITI	CAD	586	434,000	431,739	2,261	—
Expiring 10/19/23	HSBC	CAD	1,087	822,796	800,196	22,600	—
Expiring 10/19/23	HSBC	CAD	797	603,058	587,314	15,744	—
A55

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 11/03/23	TD	CAD	14,214	$10,529,396	$10,470,142	$59,254	$—
Expiring 11/03/23	TD	CAD	1,114	825,225	820,581	4,644	—
Chilean Peso,
Expiring 10/04/23	DB	CLP	616,520	718,689	693,604	25,085	—
Expiring 10/04/23	DB	CLP	233,373	272,047	262,552	9,495	—
Expiring 11/03/23	CITI	CLP	616,520	678,150	691,953	—	(13,803)
Expiring 11/03/23	CITI	CLP	233,373	256,702	261,927	—	(5,225)
Expiring 12/20/23	TD	CLP	2,238,392	2,487,821	2,502,954	—	(15,133)
Expiring 12/20/23	UAG	CLP	798,893	882,000	893,316	—	(11,316)
Chinese Renminbi,
Expiring 10/10/23	BNP	CNH	15,111	2,073,622	2,071,455	2,167	—
Expiring 10/10/23	MSI	CNH	2,942	404,854	403,297	1,557	—
Expiring 10/10/23	MSI	CNH	1,861	253,029	255,111	—	(2,082)
Expiring 10/10/23	SSB	CNH	1,852	253,403	253,877	—	(474)
Expiring 11/03/23	SCB	CNH	3,311	452,489	454,315	—	(1,826)
Expiring 11/03/23	SCB	CNH	2,272	310,497	311,750	—	(1,253)
Expiring 11/16/23	BNP	CNH	1,906	261,016	261,714	—	(698)
Expiring 11/16/23	GSI	CNH	2,319	319,692	318,428	1,264	—
Expiring 11/16/23	MSI	CNH	53,243	7,303,345	7,309,859	—	(6,514)
Expiring 11/16/23	MSI	CNH	37,190	5,101,429	5,105,979	—	(4,550)
Expiring 01/24/24	BOA	CNH	3,090	465,712	425,949	39,763	—
Expiring 04/10/24	BOA	CNH	3,090	459,322	428,197	31,125	—
Colombian Peso,
Expiring 10/04/23	BNP	COP	2,117,303	514,027	518,339	—	(4,312)
Expiring 10/04/23	BNP	COP	1,334,552	325,477	326,713	—	(1,236)
Expiring 10/04/23	BOA	COP	1,779,403	435,168	435,617	—	(449)
Expiring 10/04/23	CITI	COP	1,334,552	325,818	326,713	—	(895)
Expiring 11/03/23	BNP	COP	635,191	153,649	154,072	—	(423)
Expiring 11/03/23	BOA	COP	846,921	205,394	205,429	—	(35)
Expiring 11/03/23	CITI	COP	635,191	153,809	154,072	—	(263)
Expiring 12/20/23	MSI	COP	3,966,085	981,000	952,361	28,639	—
Czech Koruna,
Expiring 10/04/23	BARC	CZK	2,575	111,942	111,579	363	—
Expiring 10/04/23	JPM	CZK	18,691	840,965	809,911	31,054	—
Expiring 10/04/23	JPM	CZK	8,735	393,014	378,501	14,513	—
Expiring 10/04/23	UAG	CZK	2,360	102,608	102,263	345	—
Expiring 10/19/23	BARC	CZK	38,385	1,727,000	1,662,232	64,768	—
Expiring 10/19/23	BARC	CZK	10,266	482,724	444,549	38,175	—
Expiring 10/19/23	BNP	CZK	18,231	790,400	789,477	923	—
Expiring 10/19/23	BNP	CZK	8,996	418,000	389,582	28,418	—
Expiring 11/03/23	BARC	CZK	14,508	629,925	627,874	2,051	—
Expiring 11/03/23	JPM	CZK	2,370	101,962	102,569	—	(607)
Danish Krone,
Expiring 10/04/23	DB	DKK	3,244	474,858	459,966	14,892	—
Expiring 11/03/23	DB	DKK	3,244	462,050	460,713	1,337	—
Euro,
Expiring 10/03/23	BNP	EUR	24,092	26,086,267	25,475,080	611,187	—
Expiring 10/03/23	HSBC	EUR	492	527,118	519,733	7,385	—
Expiring 10/03/23	MSI	EUR	503	539,277	531,664	7,613	—
Expiring 10/03/23	MSI	EUR	169	179,750	178,380	1,370	—
Expiring 10/04/23	BARC	EUR	2,102	2,240,879	2,222,788	18,091	—
Expiring 10/04/23	BARC	EUR	1,051	1,121,240	1,111,394	9,846	—
Expiring 10/04/23	BARC	EUR	1,046	1,126,113	1,106,107	20,006	—
Expiring 10/04/23	BARC	EUR	732	787,274	774,064	13,210	—
Expiring 10/04/23	BARC	EUR	375	400,120	396,549	3,571	—
A56

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/04/23	BNP	EUR	713	$763,324	$753,972	$9,352	$—
Expiring 10/04/23	BNP	EUR	576	612,012	609,099	2,913	—
Expiring 10/04/23	CA	EUR	310	332,524	327,814	4,710	—
Expiring 10/04/23	DB	EUR	86,272	94,064,587	91,229,495	2,835,092	—
Expiring 10/04/23	DB	EUR	15,395	16,785,566	16,279,652	505,914	—
Expiring 10/04/23	DB	EUR	8,279	8,782,860	8,754,741	28,119	—
Expiring 10/04/23	GSI	EUR	517	566,072	546,709	19,363	—
Expiring 10/04/23	HSBC	EUR	706	757,042	746,570	10,472	—
Expiring 10/04/23	JPM	EUR	3,108	3,361,955	3,286,597	75,358	—
Expiring 10/04/23	JPM	EUR	2,102	2,241,139	2,222,788	18,351	—
Expiring 10/04/23	JPM	EUR	2,072	2,242,138	2,191,065	51,073	—
Expiring 10/04/23	JPM	EUR	1,051	1,123,510	1,111,395	12,115	—
Expiring 10/04/23	JPM	EUR	1,046	1,121,427	1,106,107	15,320	—
Expiring 10/04/23	JPM	EUR	1,045	1,120,284	1,105,049	15,235	—
Expiring 10/04/23	JPM	EUR	540	580,194	571,030	9,164	—
Expiring 10/04/23	MSI	EUR	2,206	2,382,819	2,332,765	50,054	—
Expiring 10/04/23	MSI	EUR	2,005	2,138,156	2,120,214	17,942	—
Expiring 10/04/23	MSI	EUR	1,858	1,997,356	1,964,768	32,588	—
Expiring 10/04/23	MSI	EUR	99	105,554	104,689	865	—
Expiring 10/04/23	MSI	EUR	96	102,397	101,517	880	—
Expiring 10/04/23	SCB	EUR	203	220,336	214,666	5,670	—
Expiring 10/04/23	SSB	EUR	1,042	1,119,109	1,101,877	17,232	—
Expiring 10/04/23	UAG	EUR	708	770,464	748,684	21,780	—
Expiring 10/04/23	UAG	EUR	587	626,507	620,731	5,776	—
Expiring 10/19/23	BARC	EUR	15,572	17,555,241	16,477,870	1,077,371	—
Expiring 10/19/23	BOA	EUR	749	824,000	792,740	31,260	—
Expiring 10/19/23	CITI	EUR	749	836,146	792,548	43,598	—
Expiring 10/19/23	GSI	EUR	377	414,000	399,074	14,926	—
Expiring 10/19/23	MSI	EUR	22,925	25,255,105	24,257,905	997,200	—
Expiring 10/19/23	SSB	EUR	25,289	28,157,793	26,759,785	1,398,008	—
Expiring 11/02/23	BNP	EUR	24,123	25,588,853	25,541,364	47,489	—
Expiring 11/03/23	BARC	EUR	583	617,988	617,296	692	—
Expiring 11/03/23	BARC	EUR	581	616,307	615,178	1,129	—
Expiring 11/03/23	DB	EUR	75,511	80,205,745	79,953,105	252,640	—
Expiring 11/03/23	DB	EUR	14,346	15,237,934	15,189,936	47,998	—
Expiring 11/03/23	JPM	EUR	365	385,223	386,472	—	(1,249)
Expiring 11/03/23	MSI	EUR	601	638,093	636,355	1,738	—
Expiring 11/03/23	NWS	EUR	89	94,826	94,236	590	—
Hong Kong Dollar,
Expiring 10/04/23	SCB	HKD	2,555	326,359	326,301	58	—
Expiring 04/12/24	SCB	HKD	6,130	789,155	785,878	3,277	—
Expiring 05/09/24	SCB	HKD	6,095	783,751	781,804	1,947	—
Hungarian Forint,
Expiring 10/04/23	BARC	HUF	122,596	348,988	332,535	16,453	—
Expiring 10/04/23	BARC	HUF	86,667	234,814	235,079	—	(265)
Expiring 10/04/23	MSI	HUF	78,300	214,839	212,385	2,454	—
Expiring 10/19/23	BOA	HUF	295,709	830,000	799,761	30,239	—
Expiring 10/19/23	GSI	HUF	415,287	1,109,000	1,123,167	—	(14,167)
Expiring 10/19/23	GSI	HUF	324,425	908,000	877,424	30,576	—
Expiring 10/19/23	GSI	HUF	312,595	864,000	845,431	18,569	—
Expiring 10/19/23	GSI	HUF	308,766	860,000	835,074	24,926	—
Expiring 11/03/23	BARC	HUF	122,596	330,275	330,645	—	(370)
Indian Rupee,
Expiring 10/04/23	BNP	INR	15,306	183,679	184,161	—	(482)
Expiring 10/04/23	DB	INR	138,668	1,666,482	1,668,451	—	(1,969)
A57

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 10/04/23	DB	INR	44,880	$539,546	$539,995	$—	$(449)
Expiring 10/04/23	JPM	INR	70,556	849,479	848,929	550	—
Expiring 10/04/23	JPM	INR	51,244	615,174	616,567	—	(1,393)
Expiring 10/04/23	MSI	INR	71,278	858,171	857,616	555	—
Expiring 10/04/23	SCB	INR	57,020	686,508	686,064	444	—
Indonesian Rupiah,
Expiring 10/04/23	GSI	IDR	3,986,000	259,674	257,579	2,095	—
Expiring 10/04/23	GSI	IDR	1,259,195	82,608	81,370	1,238	—
Expiring 10/04/23	MSI	IDR	35,017,242	2,300,663	2,262,853	37,810	—
Expiring 11/03/23	BARC	IDR	34,777,709	2,238,452	2,245,709	—	(7,257)
Expiring 11/03/23	BARC	IDR	3,495,000	224,954	225,683	—	(729)
Israeli Shekel,
Expiring 10/04/23	BARC	ILS	1,003	263,199	263,026	173	—
Expiring 10/04/23	BNP	ILS	5,320	1,403,058	1,395,118	7,940	—
Expiring 10/04/23	BNP	ILS	3,004	792,253	787,769	4,484	—
Expiring 10/04/23	CITI	ILS	641	168,363	168,096	267	—
Expiring 10/04/23	GSI	ILS	821	215,723	215,299	424	—
Expiring 11/03/23	BNP	ILS	5,175	1,354,733	1,358,982	—	(4,249)
Expiring 11/03/23	BNP	ILS	2,650	693,728	695,904	—	(2,176)
Expiring 12/20/23	BARC	ILS	4,014	1,053,000	1,056,787	—	(3,787)
Expiring 12/20/23	BARC	ILS	3,680	968,350	968,868	—	(518)
Expiring 12/20/23	CITI	ILS	4,051	1,057,000	1,066,512	—	(9,512)
Japanese Yen,
Expiring 10/04/23	BNP	JPY	3,954,077	27,160,693	26,480,343	680,350	—
Expiring 10/04/23	BNP	JPY	1,426,006	9,565,458	9,549,923	15,535	—
Expiring 10/04/23	BNP	JPY	64,600	439,546	432,624	6,922	—
Expiring 10/04/23	DB	JPY	327,400	2,253,658	2,192,589	61,069	—
Expiring 10/04/23	DB	JPY	164,500	1,133,873	1,101,651	32,222	—
Expiring 10/04/23	DB	JPY	164,000	1,130,371	1,098,303	32,068	—
Expiring 10/04/23	GSI	JPY	327,900	2,257,097	2,195,937	61,160	—
Expiring 10/04/23	GSI	JPY	269,400	1,828,784	1,804,164	24,620	—
Expiring 10/04/23	GSI	JPY	248,100	1,691,498	1,661,519	29,979	—
Expiring 10/04/23	HSBC	JPY	336,800	2,286,925	2,255,540	31,385	—
Expiring 10/04/23	HSBC	JPY	330,300	2,249,418	2,212,010	37,408	—
Expiring 10/04/23	HSBC	JPY	164,000	1,128,259	1,098,303	29,956	—
Expiring 10/04/23	JPM	JPY	82,000	565,591	549,152	16,439	—
Expiring 10/04/23	MSI	JPY	435,500	2,957,503	2,916,531	40,972	—
Expiring 10/04/23	MSI	JPY	327,400	2,252,062	2,192,589	59,473	—
Expiring 10/04/23	TD	JPY	134,700	915,183	902,082	13,101	—
Expiring 10/04/23	WBC	JPY	42,404	292,037	283,978	8,059	—
Expiring 10/23/23	CA	JPY	1,764,600	12,768,371	11,858,960	909,411	—
Expiring 11/02/23	BNP	JPY	2,867,082	19,321,053	19,301,021	20,032	—
Expiring 11/02/23	DB	JPY	133,800	905,369	900,733	4,636	—
Expiring 11/02/23	GSI	JPY	334,800	2,267,801	2,253,853	13,948	—
Expiring 11/02/23	GSI	JPY	167,950	1,131,919	1,130,630	1,289	—
Expiring 11/02/23	MSI	JPY	267,700	1,811,662	1,802,140	9,522	—
Expiring 11/02/23	MSI	JPY	167,950	1,131,526	1,130,629	897	—
Malaysian Ringgit,
Expiring 10/04/23	HSBC	MYR	8,813	1,901,608	1,881,369	20,239	—
Expiring 11/03/23	BNP	MYR	7,668	1,633,870	1,640,695	—	(6,825)
Mexican Peso,
Expiring 10/04/23	BARC	MXN	11,310	661,841	648,448	13,393	—
Expiring 10/04/23	BNP	MXN	7,650	445,292	438,606	6,686	—
Expiring 10/04/23	BNP	MXN	339	19,632	19,436	196	—
Expiring 10/04/23	BOA	MXN	19,140	1,111,905	1,097,374	14,531	—
A58

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/04/23	BOA	MXN	2,475	$143,745	$141,902	$1,843	$—
Expiring 10/04/23	CA	MXN	19,200	1,121,495	1,100,813	20,682	—
Expiring 10/04/23	CA	MXN	2,475	143,817	141,902	1,915	—
Expiring 10/04/23	GSI	MXN	38,390	2,239,333	2,201,054	38,279	—
Expiring 10/04/23	GSI	MXN	3,450	198,698	197,802	896	—
Expiring 10/04/23	GSI	MXN	2,820	163,136	161,682	1,454	—
Expiring 10/04/23	GSI	MXN	2,820	163,758	161,682	2,076	—
Expiring 10/04/23	GSI	MXN	2,820	163,379	161,682	1,697	—
Expiring 10/04/23	GSI	MXN	2,820	163,325	161,682	1,643	—
Expiring 10/04/23	GSI	MXN	2,820	163,207	161,682	1,525	—
Expiring 10/04/23	GSI	MXN	2,775	161,517	159,102	2,415	—
Expiring 10/04/23	GSI	MXN	2,772	161,650	158,930	2,720	—
Expiring 10/04/23	GSI	MXN	2,343	136,110	134,334	1,776	—
Expiring 10/04/23	GSI	MXN	2,343	136,328	134,334	1,994	—
Expiring 10/04/23	GSI	MXN	1,697	98,254	97,296	958	—
Expiring 10/04/23	GSI	MXN	1,358	78,578	77,860	718	—
Expiring 10/04/23	HSBC	MXN	3,450	198,467	197,802	665	—
Expiring 10/04/23	HSBC	MXN	1,428	83,387	81,873	1,514	—
Expiring 10/04/23	JPM	MXN	5,460	308,980	313,044	—	(4,064)
Expiring 10/04/23	MSI	MXN	52,103	3,095,712	2,987,276	108,436	—
Expiring 10/04/23	MSI	MXN	11,663	692,960	668,687	24,273	—
Expiring 10/04/23	SSB	MXN	11,800	677,106	676,541	565	—
Expiring 10/04/23	SSB	MXN	2,775	161,515	159,102	2,413	—
Expiring 10/04/23	UAG	MXN	156,310	9,286,920	8,961,886	325,034	—
Expiring 10/04/23	UAG	MXN	34,990	2,078,877	2,006,118	72,759	—
Expiring 10/04/23	UAG	MXN	11,620	674,425	666,222	8,203	—
Expiring 11/03/23	BARC	MXN	62,416	3,521,513	3,559,803	—	(38,290)
Expiring 11/03/23	BARC	MXN	13,996	789,655	798,241	—	(8,586)
Expiring 11/03/23	BARC	MXN	5,350	299,961	305,129	—	(5,168)
Expiring 11/03/23	JPM	MXN	1,790	99,951	102,090	—	(2,139)
Expiring 11/03/23	SSB	MXN	41,611	2,375,979	2,373,220	2,759	—
Expiring 11/03/23	SSB	MXN	9,331	532,798	532,179	619	—
Expiring 11/03/23	UAG	MXN	62,416	3,501,452	3,559,803	—	(58,351)
Expiring 11/03/23	UAG	MXN	13,996	785,156	798,240	—	(13,084)
Expiring 12/20/23	BARC	MXN	59,256	3,321,668	3,353,047	—	(31,379)
Expiring 12/20/23	BOA	MXN	15,901	892,000	899,779	—	(7,779)
Expiring 12/20/23	SSB	MXN	15,923	914,000	900,992	13,008	—
New Taiwanese Dollar,
Expiring 10/04/23	BOA	TWD	8,120	252,841	251,971	870	—
Expiring 10/04/23	JPM	TWD	21,395	666,303	663,908	2,395	—
Expiring 11/03/23	BARC	TWD	5,810	180,300	181,055	—	(755)
Expiring 11/03/23	JPM	TWD	7,425	231,380	231,382	—	(2)
New Zealand Dollar,
Expiring 10/04/23	BNP	NZD	952	562,267	570,580	—	(8,313)
Expiring 10/04/23	BOA	NZD	1,893	1,117,627	1,134,568	—	(16,941)
Expiring 10/04/23	HSBC	NZD	1,280	760,567	767,167	—	(6,600)
Expiring 10/04/23	HSBC	NZD	1,040	614,687	623,323	—	(8,636)
Expiring 10/04/23	MSI	NZD	9,070	5,415,107	5,436,098	—	(20,991)
Expiring 10/04/23	MSI	NZD	3,785	2,236,954	2,268,537	—	(31,583)
Expiring 10/04/23	MSI	NZD	2,626	1,540,412	1,573,892	—	(33,480)
Expiring 10/04/23	MSI	NZD	2,149	1,261,848	1,288,002	—	(26,154)
Expiring 10/04/23	MSI	NZD	1,425	845,082	854,073	—	(8,991)
Expiring 10/04/23	SSB	NZD	953	562,844	571,180	—	(8,336)
Expiring 10/04/23	TD	NZD	5,494	3,271,128	3,292,825	—	(21,697)
Expiring 10/04/23	UAG	NZD	2,833	1,687,955	1,697,956	—	(10,001)
A59

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/04/23	UAG	NZD	2,832	$1,685,094	$1,697,357	$—	$(12,263)
Expiring 10/04/23	UAG	NZD	1,892	1,117,029	1,133,969	—	(16,940)
Expiring 10/04/23	UAG	NZD	715	420,036	428,535	—	(8,499)
Expiring 11/03/23	BNP	NZD	3,802	2,260,351	2,278,753	—	(18,402)
Expiring 11/03/23	BNP	NZD	2,280	1,358,879	1,366,532	—	(7,653)
Expiring 11/03/23	BNP	NZD	1,699	1,018,718	1,018,307	411	—
Expiring 11/03/23	GSI	NZD	3,780	2,253,058	2,265,568	—	(12,510)
Expiring 11/03/23	GSI	NZD	755	452,377	452,514	—	(137)
Expiring 11/03/23	JPM	NZD	3,803	2,259,984	2,279,352	—	(19,368)
Expiring 11/03/23	JPM	NZD	1,530	911,836	917,016	—	(5,180)
Expiring 11/03/23	MSI	NZD	1,520	905,534	911,022	—	(5,488)
Expiring 11/03/23	MSI	NZD	755	452,906	452,514	392	—
Expiring 11/03/23	TD	NZD	7,337	4,368,428	4,397,478	—	(29,050)
Expiring 11/03/23	UAG	NZD	2,076	1,243,615	1,244,264	—	(649)
Expiring 11/03/23	UAG	NZD	252	150,499	151,037	—	(538)
Expiring 11/03/23	UAG	NZD	241	144,112	144,445	—	(333)
Expiring 11/03/23	UAG	NZD	135	80,776	80,913	—	(137)
Expiring 11/03/23	UAG	NZD	135	80,730	80,913	—	(183)
Expiring 11/03/23	UAG	NZD	67	40,077	40,157	—	(80)
Norwegian Krone,
Expiring 10/04/23	BARC	NOK	40,882	3,860,033	3,822,492	37,541	—
Expiring 10/04/23	BARC	NOK	8,190	768,844	765,770	3,074	—
Expiring 10/04/23	CITI	NOK	8,150	766,226	762,030	4,196	—
Expiring 10/04/23	GSI	NOK	23,920	2,248,226	2,236,535	11,691	—
Expiring 10/04/23	GSI	NOK	18,110	1,690,232	1,693,296	—	(3,064)
Expiring 10/04/23	JPM	NOK	9,760	900,908	912,566	—	(11,658)
Expiring 10/04/23	JPM	NOK	6,429	603,713	601,115	2,598	—
Expiring 10/04/23	MSI	NOK	2,240	207,840	209,442	—	(1,602)
Expiring 10/04/23	UAG	NOK	7,113	669,900	665,070	4,830	—
Expiring 11/03/23	UAG	NOK	30,191	2,845,751	2,825,278	20,473	—
Expiring 11/03/23	UAG	NOK	1,147	106,993	107,336	—	(343)
Expiring 11/03/23	UAG	NOK	1,004	93,697	93,954	—	(257)
Expiring 11/03/23	UAG	NOK	478	44,679	44,731	—	(52)
Expiring 11/03/23	UAG	NOK	478	44,657	44,732	—	(75)
Expiring 11/03/23	UAG	NOK	478	44,604	44,731	—	(127)
Expiring 11/03/23	UAG	NOK	478	44,643	44,731	—	(88)
Expiring 11/03/23	UAG	NOK	48	4,488	4,492	—	(4)
Peruvian Nuevo Sol,
Expiring 10/04/23	CITI	PEN	1,394	376,777	367,944	8,833	—
Expiring 10/04/23	CITI	PEN	30	8,109	7,919	190	—
Expiring 11/03/23	CITI	PEN	823	215,863	216,841	—	(978)
Expiring 11/03/23	CITI	PEN	30	7,869	7,905	—	(36)
Expiring 12/20/23	BARC	PEN	4,886	1,295,780	1,284,342	11,438	—
Expiring 12/20/23	BOA	PEN	4,008	1,050,700	1,053,556	—	(2,856)
Philippine Peso,
Expiring 10/04/23	BARC	PHP	8,450	148,506	149,368	—	(862)
Expiring 12/20/23	CITI	PHP	93,292	1,643,050	1,647,417	—	(4,367)
Polish Zloty,
Expiring 10/04/23	BARC	PLN	1,105	255,167	252,912	2,255	—
Expiring 10/04/23	BNP	PLN	1,379	323,423	315,625	7,798	—
Expiring 10/04/23	BNP	PLN	1,191	288,015	272,595	15,420	—
Expiring 10/04/23	BNP	PLN	770	180,353	176,237	4,116	—
Expiring 10/04/23	BNP	PLN	336	78,462	76,904	1,558	—
Expiring 10/04/23	MSI	PLN	1,239	299,800	283,581	16,219	—
Expiring 10/04/23	TD	PLN	5,456	1,326,313	1,248,767	77,546	—
A60

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/04/23	TD	PLN	3,209	$780,084	$734,474	$45,610	$—
Expiring 10/04/23	UAG	PLN	195	45,061	44,632	429	—
Expiring 10/19/23	CITI	PLN	3,880	892,000	887,654	4,346	—
Expiring 10/19/23	GSI	PLN	1,686	411,000	385,684	25,316	—
Expiring 10/19/23	HSBC	PLN	9,079	2,280,459	2,077,123	203,336	—
Expiring 10/19/23	HSBC	PLN	3,778	925,000	864,393	60,607	—
Expiring 10/19/23	MSI	PLN	3,669	898,000	839,347	58,653	—
Expiring 10/19/23	MSI	PLN	1,750	410,000	400,245	9,755	—
Expiring 10/19/23	TD	PLN	3,803	881,000	870,085	10,915	—
Expiring 11/03/23	BARC	PLN	7,199	1,646,995	1,646,241	754	—
Expiring 11/03/23	BARC	PLN	4,371	1,000,002	999,544	458	—
Romanian Leu,
Expiring 10/04/23	BARC	RON	618	135,783	131,342	4,441	—
Expiring 10/04/23	BNP	RON	601	132,077	127,729	4,348	—
Expiring 10/04/23	UAG	RON	366	80,424	77,785	2,639	—
Expiring 11/03/23	BARC	RON	618	131,719	131,255	464	—
Expiring 11/03/23	BNP	RON	601	128,089	127,645	444	—
Expiring 11/03/23	UAG	RON	366	78,004	77,734	270	—
Singapore Dollar,
Expiring 10/04/23	BARC	SGD	1,820	1,346,741	1,331,672	15,069	—
Expiring 10/04/23	BARC	SGD	736	544,616	538,522	6,094	—
Expiring 10/04/23	JPM	SGD	470	344,886	343,893	993	—
Expiring 10/04/23	TD	SGD	70	51,875	51,218	657	—
Expiring 10/04/23	UAG	SGD	405	297,359	296,334	1,025	—
Expiring 11/03/23	BARC	SGD	1,419	1,042,424	1,039,687	2,737	—
Expiring 11/03/23	BARC	SGD	571	419,467	418,366	1,101	—
Expiring 12/20/23	JPM	SGD	16,302	12,028,930	11,970,501	58,429	—
South African Rand,
Expiring 10/04/23	BARC	ZAR	33,725	1,808,713	1,780,475	28,238	—
Expiring 10/04/23	BARC	ZAR	1,940	102,165	102,420	—	(255)
Expiring 10/04/23	GSI	ZAR	10,260	542,480	541,666	814	—
Expiring 11/03/23	GSI	ZAR	10,330	541,811	543,875	—	(2,064)
Expiring 11/03/23	GSI	ZAR	10,180	542,359	535,977	6,382	—
Expiring 11/03/23	UAG	ZAR	41,785	2,218,912	2,199,981	18,931	—
South Korean Won,
Expiring 10/05/23	BOA	KRW	6,892,585	5,213,657	5,098,982	114,675	—
Expiring 10/05/23	BOA	KRW	4,458,200	3,382,806	3,298,078	84,728	—
Expiring 10/05/23	BOA	KRW	341,540	254,616	252,663	1,953	—
Expiring 10/05/23	CITI	KRW	4,468,040	3,363,728	3,305,357	58,371	—
Expiring 10/05/23	CITI	KRW	338,870	255,154	250,689	4,465	—
Expiring 10/05/23	DB	KRW	147,189	111,799	108,887	2,912	—
Expiring 10/05/23	GSI	KRW	2,313,980	1,712,410	1,711,831	579	—
Expiring 10/05/23	GSI	KRW	673,660	509,611	498,359	11,252	—
Expiring 10/05/23	JPM	KRW	7,039,774	5,209,631	5,207,869	1,762	—
Expiring 10/05/23	JPM	KRW	2,519,135	1,864,231	1,863,601	630	—
Expiring 10/05/23	JPM	KRW	856,415	639,832	633,557	6,275	—
Expiring 10/05/23	JPM	KRW	338,870	254,598	250,688	3,910	—
Expiring 10/05/23	MSI	KRW	338,230	253,691	250,215	3,476	—
Expiring 11/03/23	JPM	KRW	7,039,774	5,266,336	5,214,744	51,592	—
Expiring 12/20/23	CITI	KRW	1,086,824	822,000	807,072	14,928	—
Expiring 12/20/23	JPM	KRW	8,767,143	6,628,718	6,510,456	118,262	—
Swedish Krona,
Expiring 10/04/23	BARC	SEK	32,857	3,035,148	3,007,936	27,212	—
Expiring 10/04/23	BARC	SEK	8,500	781,124	778,143	2,981	—
Expiring 10/04/23	BARC	SEK	6,880	619,909	629,838	—	(9,929)
A61

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 10/04/23	CITI	SEK	8,440	$761,348	$772,650	$—	$(11,302)
Expiring 10/04/23	MSI	SEK	3,870	353,930	354,284	—	(354)
Expiring 10/04/23	MSI	SEK	2,570	229,765	235,274	—	(5,509)
Expiring 10/04/23	UAG	SEK	25,010	2,241,521	2,289,572	—	(48,051)
Expiring 10/04/23	UAG	SEK	18,760	1,682,217	1,717,408	—	(35,191)
Expiring 11/03/23	BARC	SEK	7,285	673,766	667,763	6,003	—
Expiring 11/03/23	BNP	SEK	9,930	909,202	910,210	—	(1,008)
Expiring 11/03/23	GSI	SEK	4,510	410,528	413,398	—	(2,870)
Expiring 11/03/23	UAG	SEK	4,080	371,350	373,983	—	(2,633)
Swiss Franc,
Expiring 10/04/23	BARC	CHF	680	764,079	743,271	20,808	—
Expiring 10/04/23	BNP	CHF	2,473	2,820,078	2,703,102	116,976	—
Expiring 10/04/23	BNP	CHF	1,985	2,250,682	2,169,696	80,986	—
Expiring 10/04/23	BNP	CHF	57	65,000	62,304	2,696	—
Expiring 10/04/23	BOA	CHF	1,000	1,122,687	1,093,045	29,642	—
Expiring 10/04/23	GSI	CHF	1,360	1,526,350	1,486,542	39,808	—
Expiring 10/04/23	JPM	CHF	5,000	5,596,153	5,465,228	130,925	—
Expiring 10/04/23	JPM	CHF	3,000	3,354,995	3,279,136	75,859	—
Expiring 10/04/23	JPM	CHF	1,500	1,675,122	1,639,568	35,554	—
Expiring 10/04/23	JPM	CHF	1,000	1,119,961	1,093,045	26,916	—
Expiring 10/04/23	JPM	CHF	1,000	1,119,274	1,093,045	26,229	—
Expiring 10/04/23	JPM	CHF	685	765,228	748,736	16,492	—
Expiring 10/04/23	JPM	CHF	685	757,033	748,736	8,297	—
Expiring 10/04/23	JPM	CHF	683	763,216	746,550	16,666	—
Expiring 10/04/23	JPM	CHF	682	760,678	745,457	15,221	—
Expiring 10/04/23	JPM	CHF	680	750,976	743,271	7,705	—
Expiring 10/04/23	SSB	CHF	1,490	1,687,217	1,628,638	58,579	—
Expiring 10/04/23	SSB	CHF	995	1,123,348	1,087,580	35,768	—
Expiring 10/04/23	SSB	CHF	995	1,127,145	1,087,580	39,565	—
Expiring 10/04/23	UAG	CHF	1,985	2,251,179	2,169,695	81,484	—
Expiring 10/19/23	BNP	CHF	429	499,316	469,545	29,771	—
Expiring 10/19/23	GSI	CHF	590	685,000	645,670	39,330	—
Expiring 11/02/23	BARC	CHF	558	608,288	611,873	—	(3,585)
Expiring 11/03/23	BARC	CHF	560	616,331	614,132	2,199	—
Expiring 11/03/23	BARC	CHF	560	615,100	614,132	968	—
Expiring 11/03/23	BOA	CHF	5,802	6,357,625	6,362,843	—	(5,218)
Expiring 11/03/23	BOA	CHF	2,473	2,709,825	2,712,049	—	(2,224)
Thai Baht,
Expiring 10/04/23	BARC	THB	47,502	1,360,699	1,305,090	55,609	—
Expiring 10/04/23	BARC	THB	27,508	787,969	755,766	32,203	—
Expiring 10/04/23	BARC	THB	12,310	342,420	338,210	4,210	—
Expiring 10/04/23	GSI	THB	26,313	731,770	722,934	8,836	—
Expiring 11/03/23	BARC	THB	67,589	1,853,531	1,861,865	—	(8,334)
Expiring 11/03/23	BARC	THB	39,818	1,091,951	1,096,861	—	(4,910)
Expiring 12/20/23	GSI	THB	26,011	733,283	719,722	13,561	—
Turkish Lira,
Expiring 10/04/23	BARC	TRY	7,640	279,803	276,390	3,413	—
				$936,619,385	$920,621,574	16,874,430	(876,619)
						$17,773,074	$(5,977,052)
A62

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/23	Buy	CZK	7,773	EUR	316	$2,243	$—	BARC
10/19/23	Buy	EUR	383	PLN	1,780	—	(1,846)	MSI
10/19/23	Buy	EUR	384	HUF	149,532	1,909	—	DB
10/19/23	Buy	PLN	1,799	EUR	384	5,135	—	CITI
						$9,287	$(1,846)
Credit default swap agreements outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		606	$82,014	$140,136	$(58,122)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		255	1,360	5,793	(4,433)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,475	(24,643)	(47,143)	22,500	BARC
Republic of South Africa	12/20/28	1.000%(Q)		900	68,737	91,888	(23,151)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		600	45,824	59,951	(14,127)	MSI
					$173,292	$250,625	$(77,333)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	06/20/24	1.000%(Q)	1,600	0.405%	$7,291	$561	$6,730	GSI
Bombardier, Inc.	12/20/23	5.000%(Q)	870	1.337%	8,471	7,098	1,373	MSI
Emirate of Abu Dhabi	06/20/24	1.000%(Q)	260	0.099%	1,758	1,621	137	BNP
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	9,000	0.216%	2,109	4,169	(2,060)	BOA
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	1,820	0.216%	426	843	(417)	BOA
Republic of Estonia	12/20/26	1.000%(Q)	190	0.572%	2,483	1,160	1,323	JPM
Republic of Panama	06/20/29	1.000%(Q)	1,800	1.436%	(37,808)	(7,262)	(30,546)	MSI
Republic of Poland	06/20/24	1.000%(Q)	420	0.157%	2,665	235	2,430	BNP
					$(12,605)	$8,425	$(21,030)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)	10,860	4.795%	$103,133	$104,916	$1,783
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap
A63

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at September 30, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	3,235	02/15/28	2.310%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$(37,173)	$—	$(37,173)	MSI
EUR	3,362	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(22,847)	—	(22,847)	MSI
EUR	3,362	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(22,507)	—	(22,507)	MSI
EUR	3,340	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(10,009)	—	(10,009)	JPM
EUR	3,343	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(10,018)	—	(10,018)	JPM
EUR	3,862	03/15/28	2.530%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(30,767)	—	(30,767)	JPM
EUR	3,371	09/15/28	2.619%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	13,404	—	13,404	MSI
EUR	3,235	02/15/33	2.324%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	68,060	—	68,060	MSI
EUR	3,362	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	52,666	—	52,666	MSI
EUR	3,362	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	47,768	—	47,768	MSI
EUR	3,340	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	30,211	—	30,211	JPM
EUR	3,343	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	30,238	—	30,238	JPM
EUR	3,862	03/15/33	2.425%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	71,412	—	71,412	JPM
EUR	3,862	03/15/33	2.455%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	60,137	—	60,137	JPM
EUR	3,862	03/15/33	2.491%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(38,404)	—	(38,404)	JPM
EUR	3,371	09/15/33	2.610%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(21,208)	—	(21,208)	MSI
	2,105	09/15/28	2.595%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	5,455	—	5,455	JPM
	1,075	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	3,267	—	3,267	CITI
A64

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Inflation swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements (cont’d):
2,717	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$8,256	$—	$8,256	JPM
2,570	09/15/28	2.615%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	8,959	—	8,959	CITI
2,105	09/15/33	2.630%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(2,732)	—	(2,732)	JPM
2,717	09/15/33	2.631%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(3,808)	—	(3,808)	JPM
1,075	09/15/33	2.635%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(1,841)	—	(1,841)	CITI
2,570	09/15/33	2.650%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(7,605)	—	(7,605)	CITI
				$190,914	$—	$190,914
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
 Interest rate swap agreements outstanding at September 30, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,722	09/17/28	3.875%(Q)	3 Month BBSW(2)(Q)/ 4.140%	$815	$(18,802)	$(19,617)
AUD	735	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.410%	(35,549)	(42,323)	(6,774)
AUD	1,750	03/20/29	4.250%(S)	6 Month BBSW(2)(S)/ 4.410%	(2,303)	(12,332)	(10,029)
AUD	2,060	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.410%	169,322	(180,263)	(349,585)
AUD	2,100	09/20/33	4.594%(S)	6 Month BBSW(2)(S)/ 4.410%	3,079	(24,956)	(28,035)
AUD	887	03/20/34	4.469%(S)	6 Month BBSW(2)(S)/ 4.410%	(3,386)	(14,587)	(11,201)
AUD	20	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.410%	(2,263)	(2,853)	(590)
CAD	2,370	12/03/23	2.450%(S)	3 Month CDOR(2)(S)/ 5.513%	7,374	(25,342)	(32,716)
CAD	2,445	12/03/26	2.550%(S)	3 Month CDOR(2)(S)/ 5.513%	73,359	(145,676)	(219,035)
CAD	2,493	09/17/28	2.938%(S)	1 Day CORRA(1)(S)/ 5.020%	(1,589)	42,831	44,420
CAD	3,227	03/20/29	3.875%(S)	1 Day CORRA(1)(S)/ 5.020%	(4,722)	32,236	36,958
CAD	620	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 5.020%	(3,141)	(21,510)	(18,369)
CAD	500	12/03/32	2.700%(S)	3 Month CDOR(2)(S)/ 5.513%	(22,059)	(52,874)	(30,815)
CAD	1,732	09/20/33	3.312%(S)	1 Day CORRA(2)(S)/ 5.020%	(683)	(29,641)	(28,958)
CAD	900	12/03/33	3.500%(S)	1 Day CORRA(1)(S)/ 5.020%	13,715	38,758	25,043
CAD	777	03/20/34	3.781%(S)	1 Day CORRA(1)(S)/ 5.020%	(2,734)	14,302	17,036
CAD	275	12/03/41	2.800%(S)	3 Month CDOR(2)(S)/ 5.513%	23,722	(45,219)	(68,941)
CAD	1,090	12/03/50	2.800%(S)	3 Month CDOR(2)(S)/ 5.513%	114,307	(202,227)	(316,534)
CHF	1,050	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 1.715%	—	(169,933)	(169,933)
CLP	204,850	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 9.500%	—	(16,938)	(16,938)
CLP	420,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 9.500%	—	20,073	20,073
CLP	186,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 9.500%	—	2,734	2,734
CLP	381,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 9.500%	—	5,955	5,955
CLP	98,000	03/16/33	5.295%(S)	1 Day CLOIS(1)(S)/ 9.500%	—	3,317	3,317
CNH	23,570	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	8,996	13,822	4,826
CNH	29,130	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(26)	36,405	36,431
CNH	83,820	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(214)	85,976	86,190
CNH	10,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	5,501	5,501
A65

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	18,060	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	$—	$64,581	$64,581
CNH	16,416	03/15/28	2.898%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.200%	—	(52,386)	(52,386)
CNH	2,210	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	6,006	6,006
CNH	2,580	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	2,934	3,815	881
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	4,215	4,215
CNH	20,605	09/20/28	2.437%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	4,698	4,698
CNH	7,771	09/20/28	2.513%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	5,642	5,642
CNH	9,528	12/20/28	2.328%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(385)	(6,855)	(6,470)
CNH	12,062	12/20/28	2.432%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	(526)	(526)
CNH	252,010	12/20/28	2.461%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	36,491	36,491
COP	710,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 12.287%	—	(29,979)	(29,979)
CZK	18,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 7.020%	—	(66,638)	(66,638)
DKK	3,300	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 4.187%	(21,018)	(71,105)	(50,087)
EUR	25,625	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(1,076,812)	(1,076,812)
EUR	12,130	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(815,852)	(815,852)
EUR	2,001	06/18/28	2.812%(A)	6 Month EURIBOR(2)(S)/ 4.125%	691	(17,721)	(18,412)
EUR	1,285	03/20/29	3.094%(A)	6 Month EURIBOR(2)(S)/ 4.125%	(2,378)	(12,766)	(10,388)
EUR	4,825	08/15/32	2.940%(A)	6 Month EURIBOR(1)(S)/ 4.125%	(13,222)	171,372	184,594
EUR	1,360	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(23,367)	(23,367)
EUR	1,433	12/20/33	2.844%(A)	6 Month EURIBOR(2)(S)/ 4.125%	(876)	(31,889)	(31,013)
EUR	629	03/20/34	3.125%(A)	6 Month EURIBOR(2)(S)/ 4.125%	124	(12,484)	(12,608)
EUR	975	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	36,932	36,932
EUR	715	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	137,625	137,625
EUR	715	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	—	(143,185)	(143,185)
EUR	1,734	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	326,096	326,096
EUR	1,734	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	—	(339,755)	(339,755)
EUR	1,390	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(570,044)	(570,044)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	162,634	162,634
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	—	(170,453)	(170,453)
EUR	910	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 4.125%	755	47,079	46,324
EUR	910	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	(462)	(48,135)	(47,673)
EUR	715	08/15/48	2.660%(A)	6 Month EURIBOR(1)(S)/ 4.125%	3,579	70,817	67,238
GBP	1,200	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 5.187%	(106,107)	(117,241)	(11,134)
GBP	1,260	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.187%	(46,102)	170,467	216,569
GBP	4,445	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.187%	(61,578)	601,370	662,948
GBP	9,399	12/20/26	4.880%(A)	1 Day SONIA(2)(A)/ 5.187%	11,793	16,258	4,465
GBP	3,875	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.187%	63,776	645,431	581,655
GBP	2,950	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 5.187%	468,115	571,765	103,650
GBP	1,665	06/18/28	3.656%(A)	1 Day SONIA(1)(A)/ 5.187%	(980)	82,744	83,724
GBP	2,460	12/20/28	4.344%(A)	1 Day SONIA(1)(A)/ 5.187%	54,341	25,355	(28,986)
GBP	1,795	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 5.187%	(231,737)	(359,989)	(128,252)
GBP	2,650	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 5.187%	(459,480)	(655,648)	(196,168)
GBP	2,383	12/07/30	1.009%(A)	1 Day SONIA(2)(A)/ 5.187%	—	(678,360)	(678,360)
GBP	7,760	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.187%	(597,942)	2,083,783	2,681,725
GBP	635	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 5.187%	4,448	187,254	182,806
GBP	2,625	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 5.187%	(595,396)	(835,172)	(239,776)
GBP	589	12/20/33	4.031%(A)	1 Day SONIA(1)(A)/ 5.187%	305	16,462	16,157
A66

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	1,720	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 5.187%	$559,787	$697,185	$137,398
GBP	1,800	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 5.187%	(550,743)	(763,443)	(212,700)
GBP	1,200	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 5.187%	170,181	(568,141)	(738,322)
GBP	925	05/08/42	1.250%(A)	1 Day SONIA(1)(A)/ 5.187%	93,743	453,354	359,611
GBP	640	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 5.187%	242,476	322,606	80,130
GBP	3,240	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 5.187%	575,204	(1,773,650)	(2,348,854)
GBP	530	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 5.187%	227,097	302,146	75,049
HKD	41,510	06/21/24	5.030%(Q)	3 Month HIBOR(1)(Q)/ 5.272%	(8,594)	3,935	12,529
HUF	50,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 11.990%	—	(39,794)	(39,794)
ILS	1,010	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.870%	—	(56,602)	(56,602)
JPY	690,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	(5,481)	(2,564)	2,917
JPY	45,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ (0.062)%	—	745	745
JPY	35,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	(630)	(953)	(323)
JPY	1,025,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	15,401	(71,785)	(87,186)
JPY	110,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ (0.062)%	8,529	13,732	5,203
JPY	228,434	06/18/28	0.469%(A)	1 Day TONAR(2)(A)/ (0.062)%	(6,917)	(13,172)	(6,255)
JPY	550,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	(89,687)	(104,169)	(14,482)
JPY	140,600	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ (0.062)%	—	(12,401)	(12,401)
JPY	20,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	(3,908)	(5,276)	(1,368)
JPY	60,000	07/08/30	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	(21,814)	(20,935)	879
JPY	618,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ (0.062)%	1,741	(255,890)	(257,631)
JPY	75,000	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ (0.062)%	15,314	35,768	20,454
JPY	25,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ (0.062)%	(8,804)	(13,474)	(4,670)
JPY	71,131	12/20/33	0.625%(A)	1 Day TONAR(2)(A)/ (0.062)%	(867)	(17,740)	(16,873)
JPY	515,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ (0.062)%	12,308	(376,846)	(389,154)
JPY	55,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ (0.062)%	(49,640)	(52,224)	(2,584)
JPY	343,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ (0.062)%	(10,115)	(411,206)	(401,091)
JPY	110,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ (0.062)%	(122,407)	(145,910)	(23,503)
JPY	40,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ (0.062)%	(40,552)	(59,548)	(18,996)
JPY	275,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ (0.062)%	32,377	(455,085)	(487,462)
JPY	39,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ (0.062)%	—	(68,515)	(68,515)
JPY	20,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ (0.062)%	(11,295)	(34,098)	(22,803)
JPY	26,800	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ (0.062)%	—	18,384	18,384
KRW	1,644,000	08/04/24	3.145%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	—	(8,963)	(8,963)
KRW	2,237,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	—	(1,655)	(1,655)
KRW	300,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	—	(6,593)	(6,593)
KRW	2,570,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	—	(291,823)	(291,823)
KRW	507,960	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	(8,056)	(20,389)	(12,333)
MXN	24,812	09/17/25	9.220%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.503%	—	(37,245)	(37,245)
MXN	11,467	09/13/28	8.224%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.503%	—	(36,373)	(36,373)
MXN	10,400	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.503%	—	(18,836)	(18,836)
MXN	6,378	09/07/33	8.046%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.503%	—	33,829	33,829
NOK	23,989	03/18/29	3.938%(A)	6 Month NIBOR(1)(S)/ 5.030%	717	6,015	5,298
NOK	25,970	03/20/29	4.250%(A)	6 Month NIBOR(1)(S)/ 5.030%	11,005	5,496	(5,509)
NOK	1,535	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 5.030%	—	(27,650)	(27,650)
NOK	7,535	03/20/34	4.031%(A)	6 Month NIBOR(1)(S)/ 5.030%	2,201	6,480	4,279
NZD	3,146	12/17/28	4.469%(S)	3 Month BBR(1)(Q)/ 5.740%	(325)	16,957	17,282
NZD	1,894	12/20/28	4.844%(S)	3 Month BBR(2)(Q)/ 5.740%	(12,920)	(16,687)	(3,767)
NZD	540	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 5.740%	—	(70,062)	(70,062)
NZD	2,457	12/20/33	4.625%(S)	3 Month BBR(2)(Q)/ 5.740%	(3,640)	(26,079)	(22,439)
NZD	980	12/20/33	5.063%(S)	3 Month BBR(2)(Q)/ 5.740%	1,375	(4,804)	(6,179)
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 5.630%	—	(29,650)	(29,650)
SEK	19,416	12/17/28	3.219%(A)	3 Month STIBOR(2)(Q)/ 4.062%	(279)	(1,037)	(758)
A67

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	15,253	12/20/28	3.000%(A)	3 Month STIBOR(2)(Q)/ 4.062%	$(8,154)	$(33,040)	$(24,886)
SEK	6,000	08/10/31	0.529%(A)	3 Month STIBOR(2)(Q)/ 4.062%	—	(112,656)	(112,656)
SGD	800	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.825%	(2,691)	(95,002)	(92,311)
THB	28,000	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 2.488%	—	(97,751)	(97,751)
TWD	33,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.494%	—	13,580	13,580
	25,920	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(75,689)	(75,689)
	29,385	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(21,752)	(21,752)
	29,930	06/18/24	5.456%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(3,053)	(3,053)
	5,458	06/21/24	5.440%(T)	1 Day SOFR(2)(T)/ 5.310%	10,536	(858)	(11,394)
	11,280	07/10/24	5.435%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(3,798)	(3,798)
	28,510	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(19,816)	(19,816)
	44,940	08/14/24	5.298%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(76,111)	(76,111)
	123,675	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(95,483)	(95,483)
	10,600	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(60,106)	(60,106)
	16,748	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(85,933)	(85,933)
	21,412	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(42,018)	(42,018)
	48,351	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(116,088)	(116,088)
	24,360	04/22/25	3.595%(T)	1 Day SOFR(1)(T)/ 5.310%	(40,524)	319,522	360,046
	63,770	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.310%	—	273,735	273,735
	44,948	09/20/26	4.340%(A)	1 Day SOFR(2)(A)/ 5.310%	(301,966)	(394,651)	(92,685)
	9,645	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.310%	1,784	(13,253)	(15,037)
	3,775	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.310%	—	(5,187)	(5,187)
	2,467	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.310%	—	352,149	352,149
	2,630	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 5.310%	—	43,781	43,781
	2,060	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 5.310%	—	(1,204)	(1,204)
	2,430	12/20/28	3.344%(A)	1 Day SOFR(1)(A)/ 5.310%	2,900	103,352	100,452
	579	03/20/34	3.875%(A)	1 Day SOFR(1)(A)/ 5.310%	(246)	14,717	14,963
	2,825	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(165,833)	(165,833)
					$(516,361)	$(5,764,117)	$(5,247,756)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	1,300	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	$502	$—	$502	MSI
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(6,731)	—	(6,731)	MSI
MYR	5,400	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(37,234)	(54)	(37,180)	HSBC
MYR	1,000	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(3,014)	(12)	(3,002)	CITI
					$(46,477)	$(66)	$(46,411)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

A68

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Total return swap agreements outstanding at September 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -45bps(T)/ 4.880%	GSI	03/20/24	(19,864)	$885,383	$—	$885,383
U.S. Treasury Bonds(T)	1 Day USOIS -10bps(T)/ 5.230%	JPM	11/29/23	4,795	(308,691)	—	(308,691)
					$576,692	$—	$576,692
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A69